UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq.
Columbia Management Advisors, LLC
One Financial Center
Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	December 31, 2007

Date of reporting period:	June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia High Yield Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

Class A

2007 Semiannual Report

A description of the policies and procedures that Columbia High Yield Fund, Variable Series uses to determine how to vote proxies and a copy of the Fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-321-7854. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the SEC's website. Information regarding how the Fund voted proxies relating to portfolio securities is also available from the Fund's website.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the Fund.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Columbia Management Distributors, Inc. and Columbia Management Advisors, LLC are the distributor and investment adviser, respectively, to the Columbia Funds. They and other affiliates of Bank of America Corporation provide services to the Columbia Funds and receive fees for such services.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust I shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia High Yield
Fund, Variable Series

Portfolio management

High Yield Portfolio Management Team,

J. Matthew Philo, Lead Portfolio Manager
MacKay Shields LLC

Performance

Average annual total returns as of 06/30/07

	6 Month (cumulative)	1 Year	5 Year	Since Inception*
Columbia High Yield Fund, VS — A	2.08%	10.88%	11.70%	8.58%
Credit Suisse High Yield Index	3.68%	12.12%	11.84%	8.52%

*Class A inception date is July 7, 2000.

Credit Suisse High Yield Index since inception returns as of June 30, 2000.

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. The performance shown also includes fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all insurance charges, fees and expenses been considered, the total returns would have been lower.

Annual operating expense ratio*

Class A	0.87%

Annual operating expense ratio

after contractual waivers*

Class A	0.60%

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 04/30/2008. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Summary

•  For the six-month period that ended June 30, 2007, Columbia High Yield Fund, Variable Series underperformed its benchmark, the Credit Suisse High Yield Index.1 The fund also underperformed the average return of its peer group, the Lipper High Current Yield Variable Underlying Funds Classification.2 Overweight positions in aerospace and financials held back performance as both sectors underperformed for the period. Underweights in transportation, manufacturing and metals/minerals industries, which all outperformed, hampered return.

•  The high-yield market was buoyed by a healthy economy, historically low default rates and substantial new issuance. Despite this positive backdrop, the market trended down in June on concerns that defaults in the subprime mortgage market would affect the high-yield sector. In this environment, we maintained a relatively conservative portfolio for the fund that attempted to maximize yield and capital appreciation while managing risk and limiting defaults. However, the fund lost ground on our decision to have more exposure to airlines than the index. After a strong finish in 2006, the airline industry lost steam due to higher jet fuel prices and dampened expectations for industry consolidation. Portfolio companies Delta Air Lines, Inc. and Northwest Airlines Corp. (0.9% and 0.8% of net assets, respectively) did poorly, despite emerging from bankruptcy and announcing their first annual operating profits since 2000. Financials were another area of weakness for the portfolio. The sector struggled because of turmoil in the subprime mortgage market. The fund's only direct exposure to the subprime market was through Fremont General Corp. (0.3% of net assets), a bank with a large deposit base that makes it less vulnerable to wholesale lenders. We are comfortable owning Fremont General Corp. in the fund's portfolio, and it was positive for performance. Indirect exposure to the subprime market came through General Motors Acceptance Corp. (2.5% of net assets), which detracted from results. A relatively large position in utilities was mixed. Calpine Corp. and AES Corp. (2.1% and 1.5% of net assets, respectively) were strong performers, but ANR Pipeline Co. and El Paso Corp. (0.9% and 0.03% of net assets, respectively) disappointed. The Jean Coutu Group (1.6% of net assets), a large drugstore chain, was one of the biggest individual contributors to results. The company sold

1The Credit Suisse High Yield Index is a broad-based index that tracks the performance of high-yield bonds. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Columbia High Yield
Fund, Variable Series (Continued)

its U.S. Subsidiary, the operator of Brooks and Eckerd drugstore chains, to Rite Aid.

•  With high-yield securities yielding just slightly more than 3.0% over Treasuries, we believe the market is fairly valued. We also believe that lower quality securities are not delivering sufficient additional yield to compensate for the amount of risk that they carry. Therefore, we have positioned the Fund's portfolio conservatively, focusing on higher quality investments and seeking value through a disciplined security selection process.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

An investment in Columbia High Yield Fund, Variable Series may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high yield securities or "junk" bonds offers the potential for higher current income and attractive total return but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

Holdings are disclosed as of June 30, 2007, and are subject to change.

2

Columbia High Yield
Fund, Variable Series

Shareholder expense example

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the ongoing costs only and do not reflect any transaction costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class A	Beginning account value January 1, 2007	Ending account value June 30, 2007	Expenses paid during the period* January 1, 2007 to June 30, 2007
Actual	$1,000.00	$1,020.78	$3.01
Hypothetical**	$1,000.00	$1,021.82	$3.01

*  Expenses are equal to the annualized expense ratio of 0.60% for the share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, ending account values would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

**  Assumed 5% return per year before expenses.

3

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio  June 30, 2007 (Unaudited)

Par		Value
	Corporate fixed-income bonds & notes — 87.1%
	Basic materials — 6.0%
	Chemicals — 1.9%
$715,000	CPG International I, Inc. 10.500% 07/01/13	$732,875
	EquiStar Chemicals LP
250,000	7.550% 02/15/26	228,125
449,000	10.125% 09/01/08	466,960
869,000	10.625% 05/01/11	914,622
205,000	Millennium America, Inc. 7.625% 11/15/26	197,825
	Mosaic Co.
645,000	7.375% 12/01/14(a)	651,450
775,000	7.625% 12/01/16(a)	792,438
390,000	NOVA Chemicals Corp. 8.484% 11/15/13(b)	390,000
910,000	Phibro Animal Health Corp. 10.000% 08/01/13(a)	950,950
670,000	Tronox Worldwide LLC/ Tronox Finance Corp. 9.500% 12/01/12	698,475
		6,023,720
	Forest products & paper — 2.8%
160,000	Abitibi-Consolidated, Inc. 8.850% 08/01/30	134,400
95,000	Bowater Canada Finance 7.950% 11/15/11	89,419
	Bowater, Inc.
1,830,000	9.375% 12/15/21	1,729,350
10,000	9.500% 10/15/12	9,850
	Georgia-Pacific Corp.
1,735,000	7.000% 01/15/15(a)	1,669,937
130,000	7.250% 06/01/28	119,600
155,000	7.375% 12/01/25	145,313
280,000	7.750% 11/15/29	263,200
2,106,000	8.000% 01/15/24	2,042,820
335,000	8.875% 05/15/31	334,163
320,000	Glatfelter 7.125% 05/01/16	322,400
1,873,000	Smurfit Capital Funding PLC 7.500% 11/20/25	1,887,047
		8,747,499
	Iron/steel — 0.7%
300,000	Allegheny Ludlum Corp. 6.950% 12/15/25	312,000
1,635,000	Allegheny Technologies, Inc. 8.375% 12/15/11	1,724,925
141,000	UCAR Finance, Inc. 10.250% 02/15/12	147,697
		2,184,622
	Metals & mining — 0.6%
	Freeport-McMoRan Copper & Gold, Inc.
465,000	8.250% 04/01/15	490,575
1,125,000	8.375% 04/01/17	1,200,938
		1,691,513
		18,647,354

Par		Value
	Communications — 15.1%
	Media — 7.4%
$926,648	CanWest Media, Inc. 8.000% 09/15/12	$919,698
1,050,000	CanWest MediaWorks LP 9.250% 08/01/15(a)(c)	1,052,625
120,000	Dex Media East LLC 12.125% 11/15/12	129,150
1,640,000	Dex Media West LLC 9.875% 08/15/13	1,754,800
325,000	Houghton Mifflin Co. 7.200% 03/15/11	325,000
	ION Media Networks, Inc.
505,000	8.606% 01/15/12(a)(b)	511,313
2,320,000	11.606% 01/15/13(a)(b)	2,401,200
3,325,000	Lamar Media Corp. 7.250% 01/01/13	3,316,687
110,000	Medianews Group, Inc. 6.875% 10/01/13	94,600
1,480,000	Morris Publishing Group LLC 7.000% 08/01/13	1,295,000
1,851,013	Nielsen Finance LLC 7.610% 08/04/13(b)(d)	1,860,268
2,160,000	Quebecor Media, Inc. 7.750% 03/15/16	2,192,400
1,345,000	R.H. Donnelley Corp. 10.875% 12/15/12	1,434,106
585,000	R.H. Donnelley Finance Corp. 10.875% 12/15/12(a)	623,756
	Rogers Cable, Inc.
750,000	6.250% 06/15/13(e)	757,177
1,590,000	7.875% 05/01/12	1,719,243
365,000	Shaw Communications, Inc. 7.500% 11/20/13	367,220
275,000	Sun Media Corp. 7.625% 02/15/13	276,375
	Videotron Ltee
1,475,000	6.375% 12/15/15	1,401,250
325,000	6.875% 01/15/14	318,500
280,000	Ziff Davis Media, Inc. 11.356% 05/01/12(b)	280,000
		23,030,368
	Telecommunication services — 7.7%
770,000	Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 06/15/13	825,825
103,096	Colo.Com, Inc. 13.875% 03/15/10(a)(f)(g)(h)	—
	Dobson Cellular Systems, Inc.
1,695,000	8.375% 11/01/11	1,771,275
135,000	9.875% 11/01/12	145,463
945,000	GCI, Inc. 7.250% 02/15/14	893,025

See Accompanying Notes to Financial Statements.
4

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Par		Value
	Telecommunication services — (continued)
$460,000	Inmarsat Finance II PLC (i) 11/15/12 (10.375% 11/15/08)	$438,725
650,000	Intelsat Subsidiary Holding Co., Ltd. 8.250% 01/15/13	659,750
81,000	Loral Cyberstar, Inc. 10.000% 07/15/06(f)(g)	—
	Lucent Technologies, Inc.
180,000	5.500% 11/15/08	178,200
4,830,000	6.450% 03/15/29	4,202,100
80,000	6.500% 01/15/28	69,600
655,000	Millicom International Cellular SA 10.000% 12/01/13	709,038
1,105,000	Nortel Networks Ltd. 10.750% 07/15/16(a)	1,221,025
	PanAmSat Corp.
385,000	9.000% 08/15/14	401,363
730,000	9.000% 06/15/16	764,675
1,395,000	Qwest Communications International, Inc. 7.250% 02/15/11	1,405,463
	Qwest Corp.
1,420,000	5.625% 11/15/08	1,414,675
350,000	6.950% 06/30/10(b)(d)	356,125
2,885,000	7.200% 11/10/26	2,834,512
220,000	7.250% 09/15/25	219,450
2,305,000	8.875% 03/15/12	2,483,637
	Rogers Wireless, Inc.
340,000	7.500% 03/15/15	364,211
1,355,000	8.000% 12/15/12	1,441,778
780,000	9.625% 05/01/11	877,730
		23,677,645
		46,708,013
	Consumer cyclical — 11.5%
	Airlines — 0.3%
	Delta Air Lines, Inc.
215,000	(j) 12/27/07	14,781
470,000	2.875% 02/06/24	30,550
275,000	2.875% 02/18/49	17,875
280,000	8.000% 06/03/23	18,200
40,000	8.300% 12/15/29	2,800
280,000	9.250% 03/15/49	19,250
1,535,000	9.750% 05/15/49	107,450
285,000	10.000% 08/15/08	19,594
1,705,000	10.125% 05/15/49	117,219
275,000	10.375% 12/15/22	18,906
470,000	10.375% 02/01/49	32,312
500,000	Northwest Airlines, Inc. 7.625% 11/15/23	60,000

Par		Value
	Airlines — (continued)
	Northwest Airlines, Inc.
$885,000	7.875% 03/15/08	$113,944
35,000	8.700% 03/15/49	4,638
435,000	8.875% 06/01/49	55,462
2,065,000	10.000% 02/01/09	265,869
		898,850
	Apparel — 0.6%
650,000	Quiksilver, Inc. 6.875% 04/15/15	611,000
1,265,000	Unifi, Inc. 11.500% 05/15/14	1,255,513
		1,866,513
	Auto parts & equipment — 1.4%
620,000	Collins & Aikman Products Co. 12.875% 08/15/12(a)(h)	682
	Goodyear Tire & Rubber Co.
130,000	6.375% 03/15/08	130,000
461,000	8.625% 12/01/11(a)	485,203
905,000	11.250% 03/01/11	983,056
	Lear Corp.
540,000	8.500% 12/01/13	518,400
515,000	8.750% 12/01/16	490,537
	Tenneco Automotive, Inc.
1,505,000	8.625% 11/15/14	1,550,150
120,000	10.250% 07/15/13	129,000
		4,287,028
	Distribution/wholesale — 0.4%
1,280,000	Varietal Distribution Merger Sub, Inc. PIK, 10.250% 07/15/15(a)	1,276,800
	Entertainment — 0.7%
235,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.250% 06/15/15(a)	231,475
70,000	Isle of Capri Casinos, Inc. 9.000% 03/15/12	72,975
775,000	Shingle Springs Tribal Gaming Authority 9.375% 06/15/15(a)	781,781
895,000	Steinway Musical Instruments, Inc. 7.000% 03/01/14(a)	872,625
51,874	United Artists Theatre Circuit, Inc. 9.300% 07/01/15(f)(k)	46,687
		2,005,543
	Leisure time — 0.5%
	Town Sports International, Inc.
1,154,000	(i) 02/01/14 (11.000% 02/01/09)	1,061,680
603,488	7.125% 02/27/14(b)(d)	601,224
		1,662,904

See Accompanying Notes to Financial Statements.
5

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Par		Value
	Lodging — 4.8%
	Boyd Gaming Corp.
$560,000	6.750% 04/15/14	$548,800
1,600,000	7.750% 12/15/12	1,640,000
	Caesars Entertainment, Inc.
685,000	7.875% 03/15/10	701,303
430,000	8.875% 09/15/08	441,825
665,000	Chukchansi Economic Development Authority 8.000% 11/15/13(a)	678,300
525,000	Galaxy Entertainment Finance Co., Ltd. 9.875% 12/15/12(a)	564,375
	Gaylord Entertainment Co.
625,000	6.750% 11/15/14	614,063
960,000	8.000% 11/15/13	973,200
1,435,000	Jacobs Entertainment, Inc. 9.750% 06/15/14	1,490,606
	Mandalay Resort Group
225,000	9.500% 08/01/08	231,750
15,000	10.250% 08/01/07	15,056
	MGM Mirage
1,850,000	6.000% 10/01/09	1,833,813
1,005,000	8.500% 09/15/10	1,051,481
	Mohegan Tribal Gaming Authority
665,000	6.375% 07/15/09	658,350
585,000	7.125% 08/15/14	579,150
	MTR Gaming Group, Inc.
680,000	9.000% 06/01/12	715,700
105,000	9.750% 04/01/10	109,200
	Penn National Gaming, Inc.
985,000	6.750% 03/01/15	1,009,625
305,000	6.875% 12/01/11	309,956
40,000	San Pasqual Casino 8.000% 09/15/13(a)	40,400
760,000	Seminole Hard Rock Entertainment, Inc. 7.860% 03/15/14(a)(b)	765,700
		14,972,653
	Retail — 2.2%
650,000	Dollar General Corp. 10.625% 07/15/15(a)(c)	627,250
270,000	Harry & David Holdings, Inc. 9.000% 03/01/13	274,050
	Rite Aid Corp.
1,105,000	7.500% 01/15/15	1,091,187
900,000	7.500% 03/01/17	868,500
575,000	8.125% 05/01/10	581,469
1,870,000	8.625% 03/01/15	1,748,450
285,000	9.375% 12/15/15(a)	273,600
345,000	9.500% 06/15/17(a)	331,200
361,000	Star Gas Partners LP/ Star Gas Finance Co. 10.250% 02/15/13	386,270
590,000	Toys R Us, Inc. 7.625% 08/01/11	548,700
		6,730,676

Par		Value
	Textiles — 0.6%
$1,840,000	INVISTA 9.250% 05/01/12(a)	$1,945,800
		35,646,767
	Consumer non-cyclical — 11.6%
	Agriculture — 0.9%
	Reynolds American, Inc.
1,525,000	7.625% 06/01/16	1,614,656
1,240,000	7.750% 06/01/18	1,323,165
		2,937,821
	Beverages — 0.8%
	Constellation Brands, Inc.
785,000	7.250% 05/15/17(a)	765,375
575,000	8.000% 02/15/08	577,875
1,000,000	8.125% 01/15/12	1,017,500
		2,360,750
	Commercial services — 2.1%
160,000	Cardtronics, Inc. 9.250% 08/15/13	163,600
525,000	Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	517,125
1,435,000	Knowledge Learning Corp., Inc. 7.750% 02/01/15(a)	1,388,362
980,000	Language Line Holdings, Inc. 11.125% 06/15/12	1,051,050
110,000	Phoenix Color Corp. 13.000% 02/01/09	110,550
430,000	Protection One Alarm Monitoring 8.125% 01/15/09	430,000
1,470,000	Quebecor World, Inc. 9.750% 01/15/15(a)	1,488,375
610,000	Rural/Metro Corp. 9.875% 03/15/15	642,025
550,000	Vertrue, Inc. 9.250% 04/01/14	607,460
		6,398,547
	Food — 1.5%
910,000	Chiquita Brands International, Inc. 7.500% 11/01/14	822,413
795,000	Dean Foods Co. 8.150% 08/01/07	795,000
	Pilgrim's Pride Corp.
165,000	7.625% 05/01/15	164,588
265,000	8.375% 05/01/17	262,350
915,000	Smithfield Foods, Inc. 7.750% 07/01/17	915,000
895,000	Stater Brothers Holdings 7.750% 04/15/15(a)	897,237
710,000	Swift & Co. 10.125% 10/01/09	736,362
		4,592,950

See Accompanying Notes to Financial Statements.
6

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Par		Value
	Healthcare products — 1.4%
$995,000	Hanger Orthopedic Group, Inc. 10.250% 06/01/14	$1,069,625
610,000	Invacare Corp. 9.750% 02/15/15(a)	614,575
920,000	PTS Acquisition Corp. PIK, 9.500% 04/15/15(a)	903,900
895,000	ReAble Therapeutics Finance LLC/ ReAble Therapeutics Finance Corp. 11.750% 11/15/14	921,850
380,000	Universal Hospital Services, Inc. 8.759% 06/01/15(a)(b)	380,000
380,000	PIK, 8.500% 06/01/15(a)	376,200
		4,266,150
	Healthcare services — 3.9%
	BHM Technology
38,043	8.320% 07/21/13(b)(d)	36,838
951,064	8.350% 07/21/13(b)(d)	920,946
475,532	8.360% 07/21/13(b)(d)	460,473
800,000	Centene Corp. 7.250% 04/01/14(a)	788,000
1,930,000	Community Health Systems, Inc. 8.875% 07/15/15(a)(c)	1,956,537
1,725,000	Fisher Scientific International, Inc. 6.750% 08/15/14	1,730,996
	HCA, Inc.
140,000	6.300% 10/01/12	129,500
1,140,000	9.250% 11/15/16(a)	1,214,100
50,000	Psychiatric Solutions, Inc. 7.750% 07/15/15(a)	49,438
276,000	Skilled Healthcare Group, Inc. 11.000% 01/15/14	304,980
	Talecris Biotherapeutics
472,625	8.860% 12/06/13(b)(d)	475,579
955,000	11.860% 12/06/14(b)(d)	974,100
	Triad Hospitals, Inc.
775,000	7.000% 05/15/12	809,873
2,070,000	7.000% 11/15/13	2,175,982
		12,027,342
	Household products/wares — 0.3%
455,000	ACCO Brands Corp. 7.625% 08/15/15	447,037
640,000	Jarden Corp. 7.500% 05/01/17	632,000
		1,079,037
	Pharmaceuticals — 0.7%
	Angiotech Pharmaceuticals, Inc.
280,000	7.750% 04/01/14	263,900
965,000	9.110% 12/01/13(b)	993,950
595,000	NBTY, Inc. 7.125% 10/01/15	589,050

Par		Value
	Pharmaceuticals — (continued)
	Warner Chilcott Corp.
$80,706	7.340% 01/18/12(b)	$80,907
80,706	7.357% 01/18/12(b)	80,907
192,306	Series B, 7.350% 01/18/12(b)(d)	192,787
96,865	Series C, 7.350% 01/18/11(b)(d)	97,107
52,884	Warner Chilcott Dovonex Delayed Draw 7.350% 01/21/12(b)(d)	53,036
		2,351,644
		36,014,241
	Diversified — 0.3%
	Holding companies- diversified — 0.3%
295,000	ESI Tractebel Acquisition Corp. 7.990% 12/30/11	299,449
560,000	Kansas City Southern Railway 9.500% 10/01/08	579,600
		879,049
	Energy — 12.7%
	Coal — 0.4%
	Peabody Energy Corp.
825,000	7.375% 11/01/16	841,500
275,000	7.875% 11/01/26	284,625
		1,126,125
	Energy-alternate sources — 0.2%
780,000	VeraSun Energy Corp. 9.375% 06/01/17(a)	725,400
	Oil & gas — 6.1%
	Chaparral Energy, Inc.
1,615,000	8.500% 12/01/15	1,578,662
1,375,000	8.875% 02/01/17(a)	1,357,812
	Chesapeake Energy Corp.
1,565,000	6.375% 06/15/15	1,492,619
185,000	6.875% 11/15/20	177,138
735,000	7.500% 09/15/13	747,863
550,000	7.750% 01/15/15	559,625
395,000	Compton Petroleum Corp. 7.625% 12/01/13	390,063
	Forest Oil Corp.
945,000	7.250% 06/15/19(a)	916,650
350,000	8.000% 12/15/11	360,500
	Hilcorp Energy LP/ Hilcorp Finance Co.
745,000	7.750% 11/01/15(a)	722,650
550,000	9.000% 06/01/16(a)	569,250
1,195,000	Mariner Energy, Inc. 7.500% 04/15/13	1,171,100
2,475,000	Newfield Exploration Co. 6.625% 04/15/16	2,382,187
325,000	Parker Drilling Co. 9.625% 10/01/13	346,938
775,000	Petroquest Energy, Inc. 10.375% 05/15/12	804,063

See Accompanying Notes to Financial Statements.
7

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Par		Value
	Oil & gas — (continued)
	Pogo Producing Co.
$595,000	6.625% 03/15/15	$589,050
1,195,000	6.875% 10/01/17	1,186,037
555,000	8.250% 04/15/11	566,100
1,555,000	Pride International, Inc. 7.375% 07/15/14	1,558,887
415,000	Tesoro Corp. 6.625% 11/01/15	410,850
945,000	Whiting Petroleum Corp. 7.000% 02/01/14	888,300
		18,776,344
	Oil & gas services — 1.4%
	Allis-Chalmers Energy, Inc.
205,000	8.500% 03/01/17	204,744
1,120,000	9.000% 01/15/14	1,139,600
1,195,000	Complete Production Services, Inc. 8.000% 12/15/16(a)	1,206,950
1,755,000	Grant Prideco, Inc. 6.125% 08/15/15	1,662,862
		4,214,156
	Pipelines — 4.6%
	ANR Pipeline Co.
270,000	7.375% 02/15/24	301,597
1,983,000	9.625% 11/01/21	2,590,960
330,000	Atlas Pipeline Partners LP 8.125% 12/15/15	329,175
570,000	Colorado Interstate Gas Co. 6.800% 11/15/15	586,197
105,000	El Paso Corp. 7.800% 08/01/31	106,329
	El Paso Natural Gas Co.
4,435,000	7.500% 11/15/26	4,774,393
295,000	7.625% 08/01/10	306,616
115,000	8.375% 06/15/32	134,849
115,000	8.625% 01/15/22	134,610
	MarkWest Energy Partners LP
1,155,000	6.875% 11/01/14	1,091,475
640,000	8.500% 07/15/16	651,200
150,000	Northwest Pipeline Corp. 7.125% 12/01/25	154,125
115,000	Pacific Energy Partners LP/ Pacific Energy Finance Corp. 7.125% 06/15/14	118,981
	Southern Natural Gas Co.
1,520,000	7.350% 02/15/31	1,611,306
345,000	8.000% 03/01/32	391,279
1,115,000	Williams Companies, Inc. 7.125% 09/01/11	1,142,875
		14,425,967
		39,267,992
	Financials — 12.4%
	Banks — 0.3%
960,000	Fremont General Corp. 7.875% 03/17/09	954,000

Par		Value
	Diversified financial services — 8.5%
$250,000	Alamosa Delaware, Inc. 11.000% 07/31/10	$264,868
1,830,000	American Real Estate Partners LP/American Real Estate Finance Corp. 7.125% 02/15/13	1,765,950
830,000	AmeriCredit Corp. 8.500% 07/01/15(a)	836,225
490,000	AMR Real Estate 8.125% 06/01/12	491,838
	Cedar Brakes LLC
104,535	8.500% 02/15/14(a)	114,044
224,770	9.875% 09/01/13(a)	251,333
	Ford Motor Credit Co.
2,870,000	7.375% 10/28/09	2,848,923
155,000	7.800% 06/01/12	151,207
305,000	7.875% 06/15/10	304,941
	General Motors Acceptance Corp.
3,660,000	6.750% 12/01/14	3,505,021
4,165,000	8.000% 11/01/31	4,259,050
	Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
555,000	8.500% 04/01/15(a)	573,037
245,000	9.750% 04/01/17(a)	256,025
	LaBranche & Co., Inc.
425,000	9.500% 05/15/09	439,875
2,155,000	11.000% 05/15/12	2,284,300
	MXEnergy Holdings, Inc.
60,000	12.901% 08/01/11(a)(b)	62,700
740,000	12.901% 08/01/11(b)	773,300
2,815,000	Rainbow National Services LLC 10.375% 09/01/14(a)	3,089,462
1,055,000	Regency Energy Partners LP/ Regency Energy Finance Corp. 8.375% 12/15/13(a)	1,086,650
610,000	Sally Holdings LLC 9.250% 11/15/14(a)	611,525
325,000	Transfirst 10.000% 06/14/14(b)(c)	324,799
	Vanguard Health Holding Co. LLC
		(i) 10/01/15
655,000	(11.250% 10/01/09)	533,825
1,370,000	9.000% 10/01/14	1,356,300
		26,185,198
	Insurance — 1.6%
1,920,000	Crum & Forster Holdings Corp. 7.750% 05/01/17(a)	1,876,800
	Fairfax Financial Holdings Ltd.
105,000	7.375% 04/15/18	100,800
260,000	7.750% 07/15/37	248,300
15,000	8.300% 04/15/26	15,075
1,745,000	HUB International Holdings, Inc. 9.000% 12/15/14(a)	1,710,100

See Accompanying Notes to Financial Statements.
8

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Par		Value
	Insurance — (continued)
	Lumbermens Mutual Casualty
$30,000	8.450% 12/01/1997(a)(h)	$262
645,000	9.150% 07/01/26(a)(h)	5,644
	USI Holdings Corp.
310,000	9.230% 11/15/14(a)(b)	308,450
775,000	9.750% 05/15/15(a)	771,125
		5,036,556
	Real estate — 1.1%
1,495,000	American Real Estate Partners LP 7.125% 02/15/13(a)	1,442,675
	LNR Property Corp.
205,000	8.110% 07/12/09(b)(d)	205,384
1,715,000	8.110% 07/12/11(b)(d)	1,714,081
		3,362,140
	Real estate investment trusts (REITs) — 0.9%
300,000	Crescent Real Estate Equities LP 9.250% 04/15/09	306,939
1,255,000	Omega Healthcare Investors, Inc. 7.000% 04/01/14	1,248,725
1,106,000	Trustreet Properties, Inc. 7.500% 04/01/15	1,190,213
		2,745,877
		38,283,771
	Industrials — 9.0%
	Aerospace & defense — 0.5%
	Sequa Corp.
940,000	8.875% 04/01/08	951,750
715,000	9.000% 08/01/09	738,237
		1,689,987
	Building materials — 0.6%
760,000	Building Materials Holding Co. 11.125% 09/15/14(b)(d)	743,533
420,000	Dayton Superior Corp. 10.750% 09/15/08	429,450
735,000	Panolam Industries International, Inc. 10.750% 10/01/13(a)	768,075
		1,941,058
	Electrical components & equipment — 0.1%
305,000	Belden CDT, Inc. 7.000% 03/15/17(a)	300,425
	Electronics — 1.3%
	NXP BV/NXP Funding LLC
3,125,000	7.875% 10/15/14	3,078,125
1,060,000	9.500% 10/15/15	1,044,100
		4,122,225
	Environmental control — 0.6%
1,955,000	Geo Sub Corp. 11.000% 05/15/12	1,984,325

Par		Value
	Metal fabricate/hardware — 0.4%
$225,000	Metals USA, Inc. 11.125% 12/01/15	$245,250
1,055,000	Neenah Foundary Co. 9.500% 01/01/17	1,012,800
		1,258,050
	Miscellaneous manufacturing — 1.1%
680,000	Actuant Corp. 6.875% 06/15/17(a)	673,200
2,050,000	RBS Global, Inc. & Rexnord Corp. 9.500% 08/01/14	2,101,250
	Rental Services
321,690	8.820% 11/27/13(b)(d)	326,113
235,398	8.860% 11/27/13(b)(d)	238,635
		3,339,198
	Packaging & containers — 2.1%
400,000	Jefferson Smurfit Corp. 8.250% 10/01/12	397,000
	Owens-Brockway Glass Container, Inc.
730,000	8.250% 05/15/13	755,550
2,625,000	8.750% 11/15/12	2,743,125
633,000	8.875% 02/15/09	644,077
	Owens-Illinois, Inc.
425,000	7.350% 05/15/08	426,063
1,425,000	7.500% 05/15/10	1,437,469
		6,403,284
	Transportation — 1.9%
1,570,000	Bristow Group, Inc. 6.125% 06/15/13	1,479,725
280,000	Kansas City Southern de Mexico SA de CV 7.375% 06/01/14(a)	277,900
535,000	Saint Acquisition Corp. 12.500% 05/15/17(a)	505,575
1,250,000	Stena AB 7.500% 11/01/13	1,262,500
2,210,000	Teekay Corp. 8.875% 07/15/11	2,342,600
		5,868,300
	Trucking & leasing — 0.4%
825,000	Greenbrier Companies, Inc. 8.375% 05/15/15	831,188
265,000	Interpool, Inc. 6.000% 09/01/14	268,975
		1,100,163
		28,007,015

See Accompanying Notes to Financial Statements.
9

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Par		Value
	Technology — 2.4%
	Computers — 1.7%
	Sungard Data Systems, Inc.
$330,000	3.750% 01/15/09	$318,450
795,000	4.875% 01/15/14	699,600
534,291	7.356% 12/13/12(b)	535,914
950,000	7.356% 02/28/14(b)(d)	952,884
2,635,000	9.125% 08/15/13	2,697,581
		5,204,429
	Software — 0.7%
590,000	Open Solutions, Inc. 9.750% 02/01/15(a)	595,900
308,336	Riverdeep Interactive Learning 12.060% 12/21/07(b)(d)	308,336
1,190,000	SS&C Technologies, Inc. 11.750% 12/01/13	1,332,800
		2,237,036
		7,441,465
	Utilities — 6.1%
	Electric — 6.1%
	AES Corp.
2,140,000	7.750% 03/01/14	2,145,350
1,290,000	8.750% 06/15/08	1,314,188
1,095,000	9.000% 05/15/15(a)	1,159,331
	AES Eastern Energy LP
234,110	9.000% 01/02/17	261,032
150,000	9.670% 01/02/29	187,055
	Calpine Corp.
6,049,000	8.500% 07/15/10(a)(h)	6,442,185
150,000	9.875% 12/01/11(a)(h)	162,375
	CMS Energy Corp.
190,000	8.500% 04/15/11	202,088
455,000	9.875% 10/15/07	459,229
	Nevada Power Co.
775,000	5.875% 01/15/15	757,060
200,000	6.500% 04/15/12	203,663
	NRG Energy, Inc.
260,000	7.250% 02/01/14	260,650
720,000	7.375% 02/01/16	721,800
282,000	PSEG Energy Holdings LLC 8.625% 02/15/08	285,720
700,000	Reliant Energy Mid-Atlantic Power Holdings LLC 9.681% 07/02/26	813,750
	Reliant Energy, Inc.
275,000	7.625% 06/15/14	268,125
1,895,000	7.875% 06/15/17	1,842,887
	TECO Energy, Inc.
675,000	6.750% 05/01/15	688,491
595,000	7.000% 05/01/12	614,858
		18,789,837
	Total corporate fixed-income bonds & notes (Cost of $267,643,300)	269,685,504

Shares		Value
	Common stocks — 2.9%
	Communications — 0.1%
	Internet — 0.1%
37,420	Neon Communications Group, Inc. (k)	$186,351
	Telecommunication services — 0.0%
1,774	Remote Dynamics, Inc. (k)	9
		186,360
	Consumer discretionary — 0.7%
	Media — 0.7%
25,400	Belo Corp., Class A	522,986
23,500	CBS Corp., Class B	783,020
13,700	Gannett Co., Inc.	752,815
		2,058,821
	Energy — 0.1%
	Oil, gas & consumable fuels — 0.1%
15,000	Williams Companies, Inc.	474,300
	Industrials — 1.7%
	Airlines — 1.7%
133,894	Delta Air Lines, Inc. (k)	2,637,719
117,898	Northwest Airlines Corp. (k)	2,617,335
		5,255,054
	Industrial conglomerates — 0.0%
100	Ainsworth Lumber Co., Ltd. (b)(k)	667
	Road & rail — 0.0%
195	Quality Distribution, Inc. (k)	2,190
		5,257,911
	Materials — 0.2%
	Metals & mining — 0.2%
15,300	Newmont Mining Corp.	597,618
	Technology — 0.0%
	Software — 0.0%
21,960	Quadramed Corp. (k)	66,978
	Utilities — 0.1%
	Gas utilities — 0.1%
70,900	Star Gas Partners LP (k)	316,214
	Total common stocks (Cost of $8,163,746)	8,958,202

See Accompanying Notes to Financial Statements.
10

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Par		Value
	Convertible Bonds — 1.5%
	Communications — 1.4%
	Internet — 0.0%
$296,350	At Home Corp. 4.750% 12/15/06(f)(l)	$30
	Media — 0.3%
890,000	Sinclair Broadcast Group, Inc. 3.000% 05/15/27	867,750
	Telecommunication services — 1.1%
520,000	Ciena Corp. 3.750% 02/01/08	514,150
2,940,000	Nortel Networks Corp. 4.250% 09/01/08	2,899,575
		3,413,725
		4,281,505
	Consumer cyclical — 0.0%
	Airlines — 0.0%
690,000	Delta Air Lines, Inc. 8.000% 06/03/49	44,850
	Financials — 0.1%
	Insurance — 0.1%
190,000	Conseco, Inc. (i) 09/30/35 (3.500% 09/30/10)	193,087
	Total convertible bonds (Cost of $4,434,551)	4,519,442
Shares
	Preferred stocks — 0.4%
	Communications — 0.1%
	Media — 0.1%
6,600	Haights Cross Communications, Inc. 12.50% (a)(k)	254,100
25	Ziff Davis Holdings, Inc. 10.00% (k)	500
		254,600
	Telecommunication services — 0.0%
442	Loral Skynet Corp. 12.00%, PIK	91,163
		345,763
	Financials — 0.3%
	Real estate investment trusts (REITs) — 0.3%
550,000	Sovereign Real Estate Investment Corp., 12.00% (a)	786,500
	Total preferred stocks (Cost of $1,106,052)	1,132,263

Shares		Value
	Convertible preferred stocks — 0.2%
	Communications — 0.0%
	Internet — 0.0%
9,378	Neon Communications Group, Inc. (f)(k)	$46,702
	Technology — 0.2%
	Software — 0.2%
21,300	Quadramed Corp. 5.50% (a)	575,100
	Total convertible preferred stocks (Cost of $527,258)	621,802
Units
	Warrants(k) — 0.0%
	Communications — 0.0%
	Telecommunication services — 0.0%
125	Colo.Com, Inc. Expires 03/15/10(a)(f)(g)	—
	Media — 0.0%
10	Haights Cross Communications, Inc. Expires 12/10/11(a)(f)(g)	—
6,625	Haights Cross Preferred Warrants, Expires 12/10/11(a)(f)	66
6,630	Ziff Davis Media, Inc., Series E Expires 08/12/12	67
		133
	Total warrants (Cost of $13,717)	133

See Accompanying Notes to Financial Statements.
11

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Par		Value
	Short-term obligation — 7.5%
$23,341,000	Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due 07/02/07 at 5.110%, collateralized by a U.S. Government Agency obligation maturing 10/18/21, market value of $23,810,738 (repurchase proceeds $23,350,939)	$23,341,000
	Total short-term obligation (Cost of $23,341,000)	23,341,000

Total investments (Cost of $305,229,624)(m)	99.6%	308,258,346
Other assets & liabilities, net	0.4%	1,336,288
Net assets	100.0%	$309,594,634

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities, which are not illiquid, except for the following, amounted to $60,567,485, which represents 19.6% of net assets.

Security	Acquisition Date	Shares/ Units	Acquisition Cost	Market Value
Haights Cross Communications, Inc.
Preferred Stock	01/15/04 – 02/03/06	6,600	$307,983	$254,100
Warrants: Expires 12/10/11	01/15/04 – 02/03/06	6,625	7	66
Warrants: Expires 12/10/11	01/15/04 – 02/03/06	10	—	—
Quadramed Corp.
Preferred Stock	06/16/04 – 02/01/06	21,300	500,250	575,100
Sovereign Real Estate Investment Corp.
Preferred Stock	08/21/00 – 10/17/06	550,000	906,082	786,500
				$1,615,766

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2007.

(c)  Security purchased on a delayed delivery basis.

(d)  Loan participation agreement.

(e)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At June 30, 2007, the value of this security amounted to $757,177, which represents 0.2% of net assets.

Security	Acquisition Date	Par	Acquisition Cost	Market Value
Rogers Cable, Inc.
6.250% 06/15/13	05/19/04 – 01/05/06	$750,000	$704,141	$757,177

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)  Security has no value.

(h)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2007, the value of these securities amounted to $6,611,148, which represents 2.1% of net assets.

(i)  Step bond. The coupon on this bond will change to the coupon shown in parentheses on the date indicated.

(j)  Zero coupon bond.

(k)  Non-income producing security.

(l)  The issuer is in default of certain debt covenants. Income is not being accrued. At June 30, 2007, the value of this security represents less than 0.1% of net assets.

(m)  Cost for federal income tax purposes is $306,404,615.

At June 30, 2007, the asset allocation of the Fund was as follows:

Asset allocation	% of net assets
Corporate fixed income bonds & notes	87.1
Common stocks	2.9
Convertible bonds	1.5
Preferred stocks	0.4
Convertible preferred stocks	0.2
Warrants	0.0	*
	92.1
Short-term obligation	7.5
Other assets & liabilities, net	0.4
	100.0

*  Represents less than 0.1%.

Acronym	Name
PIK	Payment-In-Kind

USD	United States Dollar

See Accompanying Notes to Financial Statements.
12

Columbia High Yield Fund, Variable Series

Statement of assets and liabilities  June 30, 2007 (Unaudited)

Assets:
Investments, at cost	$305,229,624
Investments, at value	308,258,346
Cash	349,061
Receivable for:
Investments sold	859,412
Investments sold on a delayed delivery basis	363,181
Fund shares sold	435,319
Interest	4,654,956
Dividends	7,062
Expense reimbursement due from Investment Advisor	78,643
Deferred Trustees' compensation plan	7,240
Other assets	21,604
Total assets	315,034,824
Liabilities:
Payable for:
Investments purchased	1,277,370
Investments purchased on a delayed delivery basis	3,666,433
Fund shares repurchased	217,758
Investment advisory fee	140,352
Administration fee	49,710
Transfer agent fee	165
Pricing and bookkeeping fees	20,700
Trustees' fees	48,632
Custody fee	1,048
Distribution fees	10,546
Chief compliance officer expenses	236
Deferred Trustees' compensation plan	7,240
Total liabilities	5,440,190
Net assets	$309,594,634
Composition of net assets:
Paid-in capital	$292,026,689
Undistributed net investment income	24,973,313
Accumulated net realized loss	(10,434,124)
Net unrealized appreciation on:
Investments	3,028,722
Foreign currency translations	34
Net assets	$309,594,634
Class A:
Net assets	$94,889,436
Shares outstanding	8,068,802
Net asset value per share	$11.76
Class B:
Net assets	$214,705,198
Shares outstanding	18,255,793
Net asset value per share	$11.76

See Accompanying Notes to Financial Statements.
13

Columbia High Yield Fund, Variable Series

Statement of operations  For the six months ended June 30, 2007 (Unaudited)

Investment income:
Dividends	$42,442
Interest	11,361,468
Total investment income	11,403,910
Expenses:
Investment advisory fee	833,921
Administration fee	299,382
Distribution fees – Class B	257,091
Transfer agent fee	139
Pricing and bookkeeping fees	68,224
Trustees' fees	9,314
Custody fee	7,853
Chief compliance officer expenses	236
Other expenses	80,293
Total expenses	1,556,453
Fees and expenses waived or reimbursed by Investment Advisor	(385,098)
Fees waived by Distributor – Class B	(195,389)
Custody earnings credit	(4,532)
Net expenses	971,434
Net investment income	10,432,476
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain on:
Investments	1,856,528
Foreign currency transactions	1,754
Net realized gain	1,858,282
Net change in unrealized depreciation on:
Investments	(6,320,158)
Foreign currency translations	(579)
Net change in unrealized depreciation	(6,320,737)
Net loss	(4,462,455)
Net increase resulting from operations	$5,970,021

See Accompanying Notes to Financial Statements.
14

Columbia High Yield Fund, Variable Series

Statement of changes in net assets

	(Unaudited) Six months ended June 30,	Year ended December 31,
Increase (decrease) in net assets:	2007	2006 (a)
Operations:
Net investment income	$10,432,476	$14,828,444
Net realized gain (loss) on investments and foreign currency transactions	1,858,282	(3,091,248)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(6,320,737)	12,022,619
Net increase resulting from operations	5,970,021	23,759,815
Distributions declared to shareholders:
From net investment income:
Class A	—	(2,489,386)
Class B	—	(4,273,428)
From net realized gains:
Class A	—	(846,693)
Class B	—	(1,487,605)
Total distributions declared to shareholders	—	(9,097,112)
Share transactions:
Class A:
Subscriptions	2,741,147	5,080,411
Proceeds received in connection with merger	—	7,146,572
Distributions reinvested	—	3,336,356
Redemptions	(9,735,647)	(19,191,586)
Net decrease	(6,994,500)	(3,628,247)
Class B:
Subscriptions	23,149,479	32,029,533
Proceeds received in connection with merger	—	178,948,368
Distributions reinvested	—	5,761,032
Redemptions	(5,503,747)	(31,150,197)
Net increase	17,645,732	185,588,736
Net increase from share transactions	10,651,232	181,960,489
Total increase in net assets	16,621,253	196,623,192
Net assets:
Beginning of period	292,973,381	96,350,189
End of period	309,594,634	292,973,381
Undistributed net investment income at end of period	$24,973,313	$14,540,837
Changes in shares:
Class A:
Subscriptions	233,060	461,060
Issued in connection with merger	—	645,718
Issued for distributions reinvested	—	306,087
Redemptions	(827,299)	(1,736,659)
Net decrease	(594,239)	(323,794)
Class B:
Subscriptions	1,969,897	2,877,718
Issued in connection with merger	—	16,167,651
Issued for distributions reinvested	—	528,051
Redemptions	(466,910)	(2,820,614)
Net increase	1,502,987	16,752,806

(a)  Class B Shares commenced operations on May 1, 2006

See Accompanying Notes to Financial Statements.
15

Columbia High Yield Fund, Variable Series

Financial highlights

Selected data for a share outstanding throughout each period is as follows:

		Income from investment operations			Less distributions declared to shareholders
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss) on investments and foreign currency	Total from investment operations	From net investment income	From net realized gains	Total distributions declared to shareholders	Net asset value, end of period	Total return(b)(c)
Class A
Six Months Ended 06/30/2007 (Unaudited)	$11.52	$0.40	$(0.16)	$0.24	—	—	—	$11.76	2.08	%(g)
Year Ended 12/31/2006(e)(f)	10.72	0.76	0.42	1.18	$(0.28)	$(0.10)	$(0.38)	11.52	11.25
Year ended 12/31/2005	10.54	0.70	(0.47)	0.23	(0.02)	(0.03)	(0.05)	10.72	2.15
Year ended 12/31/2004	10.41	0.72	0.46	1.18	(0.69)	(0.36)	(1.05)	10.54	11.40
Year ended 12/31/2003	8.45	0.81	1.83	2.64	(0.67)	(0.01)	(0.68)	10.41	31.20
Year ended 12/31/2002	8.87	0.80	(0.61)	0.19	(0.61)	—	(0.61)	8.45	2.18

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  On May 1, 2006, Nations High Yield Bond Portfolio was renamed Columbia High Yield Fund, Variable Series.

(f)  On October 2, 2006, the Fund's share class was renamed Class A shares.

(g)  Not annualized.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
16

Columbia High Yield Fund, Variable Series

Financial highlights (continued)

	Ratios to average net assets/supplemental data
	Net operating expenses(d)		Interest expense		Net expenses(d)		Waiver/ Reimbursement		Net investment income(d)		Portfolio turnover rate		Net assets, end of period (000's)
Class A
Six Months Ended 06/30/2007 (Unaudited)	0.60	%(h)	—		0.60	%(h)	0.25	%(h)	6.92	%(h)	19	%(g)	$94,889
Year Ended 12/31/2006(e)(f)	0.70		—	%(i)	0.70		0.25		6.89		80		99,836
Year ended 12/31/2005	0.97		—		0.97		0.25		6.65		44		96,350
Year ended 12/31/2004	0.95		—		0.95		0.25		6.71		43		98,411
Year ended 12/31/2003	0.96		—		0.96		0.27		8.18		43		80,317
Year ended 12/31/2002	1.00		—		1.00		0.44		9.19		62		35,354

See Accompanying Notes to Financial Statements.
17

Columbia High Yield Fund, Variable Series

Notes to financial statements  June 30, 2007 (Unaudited)

Note 1.  Organization

Columbia High Yield Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, was organized as a Delaware statutory trust on November 24, 1997.

Investment Goal: The Fund seeks maximum income by investing in a diversified portfolio of high yield debt securities.

Fund Shares: The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board of Trustees. An independent fair value pricing service assists in the fair valuation process for funds that invest in international securities. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

18

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Investments for which market quotations are not readily available, or quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Loan Participations and Commitments: The Fund may invest in Loan Participations. When a Fund purchases a Loan Participation, the Fund typically enters into a contractual relationship with the lender or third party selling such Participation ("Selling Participant"), but not the Borrower. As a result, the Fund assumes the credit risk of the Borrower, Selling Participant and any other persons interpositioned between the Fund and the Borrower ("Intermediate Participants"). The Fund may not directly benefit from the collateral supporting the Senior Loan which it has purchased from the Selling Participant.

Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions: The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Expenses: General expenses of the Trust are allocated to the Fund based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged directly to the Fund.

Income Recognition: Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Determination of Class Net Asset Values: All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status: The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income or excise tax provision is recorded.

19

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Dividends and Distributions to Shareholders: Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

December 31, 2006
Distributions paid from:
Ordinary Income*	$7,142,035
Long-Term Capital Gains	1,955,077

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$8,173,472
Unrealized depreciation	(6,319,741)
Net unrealized appreciation	$1,853,731

The following capital loss carryforwards, determined as of December 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2007	$2,794,418
2008	4,226,387
2009	260,165
2010	908,941
2012	97,587
2013	418,850
2014	3,217,018
$11,923,366

Of the capital loss carryforwards attributable to the Fund at December 31, 2006, $1,762,032 ($59,785 expiring December 31, 2007, $150,572 expiring December 31, 2008, $126,297 expiring December 31, 2009, $908,941 expiring December 31, 2010, $97,587 expiring December 31, 2012 and $418,850 expiring December 31, 2013) remains from the Fund's merger with Columbia High Yield Fund, Variable Series and $6,944,316 ($2,734,633 expiring December 31, 2007, $4,075,815 expiring December 31, 2008 and $133,868 expiring December 31, 2009) remains from the Fund's merger with Colonial High Yield Securities Fund, Variable Series. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

20

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Under current tax rules, certain currency and capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2006, capital losses of $346,551 and foreign currency losses of $17 attributed to security transactions were deferred to January 1, 2007.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based in the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee: Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.55% of the Fund's average daily net assets.

Sub-Advisory Fee: MacKay Shields LLC ("MacKay Shields") has been retained by Columbia as the investment sub-advisor to the Fund. As the sub-advisor, MacKay Shields is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays MacKay Shields a monthly sub-advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $100 Million	0.400%
$100 Million to $200 Million	0.375%
Over $200 Million	0.350%

Administration Fee: Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees: The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

21

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

For the six months ended June 30, 2007, the total amounts paid and payable to affiliates by the Fund under these agreements were $7,594 and $1,868, respectively.

Transfer Agent Fee: Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Underwriting Discounts and Distribution Fee: Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Fund's shares. The Trust has adopted a distribution plan (the "Distribution Plan") with respect to the Class B shares of the Fund, pursuant to Rule 12b-1 under the 1940 Act. Payments under the Distribution Plan are calculated daily and paid monthly at a maximum annual rate of 0.25% of the average daily net assets of the Class B shares. The Distributor has contractually agreed to waive 0.19% of the distribution fees applicable to the Fund's Class B shares until April 30, 2008.

Fees Paid to Officers and Trustees: All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants, or if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Custody Credits: The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Expense Limits and Fee Waivers: Columbia has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual operating expenses (exclusive of distribution and shareholder servicing fees and interest) do not exceed 0.60% annually through April 30, 2008. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

Note 5.  Portfolio Information

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government agency obligations and short-term investments, were $79,388,892 and $52,057,304, respectively.

22

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Note 6.  Shares of Beneficial Interest

As of June 30, 2007, the Fund had 4 shareholders that held 87.2% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7.  Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under this arrangement.

Note 8.  Disclosure of Significant Risks and Contingencies

High-Yield Securities: Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds". Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Legal Proceedings: On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

23

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v. AIG Sun America Life Assurance Company — involving the pricing of mutual funds as was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

24

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Note 9.  Business Combinations and Mergers

Effective May 1, 2006, Columbia High Yield Fund, Variable Series, a series of Liberty Variable Investment Trust, merged into Nations High Yield Bond Portfolio. Nations High Yield Bond Portfolio was then renamed Columbia High Yield Fund, Variable Series. Nations High Yield Bond Portfolio received a tax-free transfer of assets from Columbia High Yield Fund, Variable Series as follows:

Shares Issued	Net Assets Received	Unrealized Depreciation[1]
16,813,369	$186,094,940	($3,845,715)
Net Assets of Nations High Yield Bond Portfolio Prior to Combination	Net Assets of Columbia High Yield Fund, Variable Series Immediately Prior to Combination	Net Assets of Nations High Yield Bond Portfolio Immediately After Combination
$97,005,628	$186,094,940	$283,100,568

1  Unrealized depreciation is included in the Net Assets Received.

25

Columbia High Yield Fund, Variable Series

Columbia Funds Variable Insurance Trust I

Class B

2007 Semiannual Report

A description of the policies and procedures that Columbia High Yield Fund, Variable Series uses to determine how to vote proxies and a copy of the Fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-321-7854. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the SEC's website. Information regarding how the Fund voted proxies relating to portfolio securities is also available from the Fund's website.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the Fund.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Columbia Management Distributors, Inc. and Columbia Management Advisors, LLC are the distributor and investment adviser, respectively, to the Columbia Funds. They and other affiliates of Bank of America Corporation provide services to the Columbia Funds and receive fees for such services.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust I shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia High Yield
Fund, Variable Series

Portfolio management

High Yield Portfolio Management Team,
J. Matthew Philo, Lead Portfolio Manager

MacKay Shields LLC

Performance

Average annual total returns (as of 06/30/07)

	6 Month (cumulative)	1 Year	5 Year	Since Inception*
Columbia High Yield Fund, VS — B	1.99%	10.81%	11.68%	8.57%
Credit Suisse High Yield Index	3.68%	12.12%	11.84%	8.52%

*Class B inception date is May 1, 2006.

Credit Suisse High Yield Index since inception returns as of June 30, 2000.

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. The performance shown also includes fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all insurance charges, fees and expenses been considered, the total returns would have been lower.

Class B is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between Class A shares and Class B shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of Class B shares would have been lower. Class A was initially offered on July 7, 2000.

Annual operating expense ratio*
Class B	1.12%
Annual operating expense ratio after contractual waivers*
Class B	0.66%

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 04/30/2008. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Summary

•  For the six-month period that ended June 30, 2007, Columbia High Yield Fund, Variable Series underperformed its benchmark, the Credit Suisse High Yield Index.1 The fund also underperformed the average return of its peer group, the Lipper High Current Yield Variable Underlying Funds Classification.2 Overweight positions in aerospace and financials held back performance as both sectors underperformed for the period. Underweights in transportation, manufacturing and metals/minerals industries, which all outperformed, hampered return.

•  The high-yield market was buoyed by a healthy economy, historically low default rates and substantial new issuance. Despite this positive backdrop, the market trended down in June on concerns that defaults in the subprime mortgage market would affect the high-yield sector. In this environment, we maintained a relatively conservative portfolio for the fund that attempted to maximize yield and capital appreciation while managing risk and limiting defaults. However, the fund lost ground on our decision to have more exposure to airlines than the index. After a strong finish in 2006, the airline industry lost steam due to higher jet fuel prices and dampened expectations for industry consolidation. Portfolio companies Delta Air Lines, Inc. and Northwest Airlines Corp. (0.9% and 0.8% of net assets, respectively) did poorly, despite emerging from bankruptcy and announcing their first annual operating profits since 2000. Financials were another area of weakness for the portfolio. The sector struggled because of turmoil in the subprime mortgage market. The fund's only direct exposure to the subprime market was through Fremont General Corp. (0.3% of net assets), a bank with a large deposit base that makes it less vulnerable to wholesale lenders. We are comfortable owning Fremont General Corp. in the fund's portfolio, and it was positive for performance. Indirect exposure to the subprime market came through General Motors Acceptance Corp. (2.5% of net assets), which detracted from results. A relatively large position in utilities was mixed. Calpine Corp. and AES Corp. (2.1% and 1.5% of net assets, respectively) were strong performers, but ANR Pipeline Co. and El Paso Corp. (0.9% and 0.03% of net assets, respectively) disappointed. The Jean Coutu Group (1.6% of net assets), a large drugstore chain, was one of the biggest individual contributors to results. The company sold

1The Credit Suisse High Yield Index is a broad-based index that tracks the performance of high-yield bonds. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Columbia High Yield
Fund, Variable Series (Continued)

its U.S. Subsidiary, the operator of Brooks and Eckerd drugstore chains, to Rite Aid.

•  With high-yield securities yielding just slightly more than 3.0% over Treasuries, we believe the market is fairly valued. We also believe that lower quality securities are not delivering sufficient additional yield to compensate for the amount of risk that they carry. Therefore, we have positioned the Fund's portfolio conservatively, focusing on higher quality investments and seeking value through a disciplined security selection process.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

An investment in Columbia High Yield Fund, Variable Series may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high yield securities or "junk" bonds offers the potential for higher current income and attractive total return but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

Holdings are disclosed as of June 30, 2007, and are subject to change.

Columbia High Yield
Fund, Variable Series

Shareholder expense example

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the ongoing costs only and do not reflect any transaction costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class B	Beginning account value January 1, 2007	Ending account value June 30, 2007	Expenses paid during the period* January 1, 2007 to June 30, 2007
Actual	$1,000.00	$1,019.89	$3.31
Hypothetical**	$1,000.00	$1,021.52	$3.31

*  Expenses are equal to the annualized expense ratio of 0.66% for the share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, ending account values would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

**  Assumed 5% return per year before expenses.

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio  June 30, 2007 (Unaudited)

Par		Value
	Corporate fixed-income bonds & notes — 87.1%
	Basic materials — 6.0%
	Chemicals — 1.9%
$715,000	CPG International I, Inc. 10.500% 07/01/13	$732,875
	EquiStar Chemicals LP
250,000	7.550% 02/15/26	228,125
449,000	10.125% 09/01/08	466,960
869,000	10.625% 05/01/11	914,622
205,000	Millennium America, Inc. 7.625% 11/15/26	197,825
	Mosaic Co.
645,000	7.375% 12/01/14(a)	651,450
775,000	7.625% 12/01/16(a)	792,438
390,000	NOVA Chemicals Corp. 8.484% 11/15/13(b)	390,000
910,000	Phibro Animal Health Corp. 10.000% 08/01/13(a)	950,950
670,000	Tronox Worldwide LLC/ Tronox Finance Corp. 9.500% 12/01/12	698,475
		6,023,720
	Forest products & paper — 2.8%
160,000	Abitibi-Consolidated, Inc. 8.850% 08/01/30	134,400
95,000	Bowater Canada Finance 7.950% 11/15/11	89,419
	Bowater, Inc.
1,830,000	9.375% 12/15/21	1,729,350
10,000	9.500% 10/15/12	9,850
	Georgia-Pacific Corp.
1,735,000	7.000% 01/15/15(a)	1,669,937
130,000	7.250% 06/01/28	119,600
155,000	7.375% 12/01/25	145,313
280,000	7.750% 11/15/29	263,200
2,106,000	8.000% 01/15/24	2,042,820
335,000	8.875% 05/15/31	334,163
320,000	Glatfelter 7.125% 05/01/16	322,400
1,873,000	Smurfit Capital Funding PLC 7.500% 11/20/25	1,887,047
		8,747,499
	Iron/steel — 0.7%
300,000	Allegheny Ludlum Corp. 6.950% 12/15/25	312,000
1,635,000	Allegheny Technologies, Inc. 8.375% 12/15/11	1,724,925
141,000	UCAR Finance, Inc. 10.250% 02/15/12	147,697
		2,184,622
	Metals & mining — 0.6%
	Freeport-McMoRan Copper & Gold, Inc.
465,000	8.250% 04/01/15	490,575
1,125,000	8.375% 04/01/17	1,200,938
		1,691,513
		18,647,354

Par		Value
	Communications — 15.1%
	Media — 7.4%
$926,648	CanWest Media, Inc. 8.000% 09/15/12	$919,698
1,050,000	CanWest MediaWorks LP 9.250% 08/01/15(a)(c)	1,052,625
120,000	Dex Media East LLC 12.125% 11/15/12	129,150
1,640,000	Dex Media West LLC 9.875% 08/15/13	1,754,800
325,000	Houghton Mifflin Co. 7.200% 03/15/11	325,000
	ION Media Networks, Inc.
505,000	8.606% 01/15/12(a)(b)	511,313
2,320,000	11.606% 01/15/13(a)(b)	2,401,200
3,325,000	Lamar Media Corp. 7.250% 01/01/13	3,316,687
110,000	Medianews Group, Inc. 6.875% 10/01/13	94,600
1,480,000	Morris Publishing Group LLC 7.000% 08/01/13	1,295,000
1,851,013	Nielsen Finance LLC 7.610% 08/04/13(b)(d)	1,860,268
2,160,000	Quebecor Media, Inc. 7.750% 03/15/16	2,192,400
1,345,000	R.H. Donnelley Corp. 10.875% 12/15/12	1,434,106
585,000	R.H. Donnelley Finance Corp. 10.875% 12/15/12(a)	623,756
	Rogers Cable, Inc.
750,000	6.250% 06/15/13(e)	757,177
1,590,000	7.875% 05/01/12	1,719,243
365,000	Shaw Communications, Inc. 7.500% 11/20/13	367,220
275,000	Sun Media Corp. 7.625% 02/15/13	276,375
	Videotron Ltee
1,475,000	6.375% 12/15/15	1,401,250
325,000	6.875% 01/15/14	318,500
280,000	Ziff Davis Media, Inc. 11.356% 05/01/12(b)	280,000
		23,030,368
	Telecommunication services — 7.7%
770,000	Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 06/15/13	825,825
103,096	Colo.Com, Inc. 13.875% 03/15/10(a)(f)(g)(h)	—
	Dobson Cellular Systems, Inc.
1,695,000	8.375% 11/01/11	1,771,275
135,000	9.875% 11/01/12	145,463
945,000	GCI, Inc. 7.250% 02/15/14	893,025

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Par		Value
	Telecommunication services — (continued)
$460,000	Inmarsat Finance II PLC (i) 11/15/12 (10.375% 11/15/08)	$438,725
650,000	Intelsat Subsidiary Holding Co., Ltd. 8.250% 01/15/13	659,750
81,000	Loral Cyberstar, Inc. 10.000% 07/15/06(f)(g)	—
	Lucent Technologies, Inc.
180,000	5.500% 11/15/08	178,200
4,830,000	6.450% 03/15/29	4,202,100
80,000	6.500% 01/15/28	69,600
655,000	Millicom International Cellular SA 10.000% 12/01/13	709,038
1,105,000	Nortel Networks Ltd. 10.750% 07/15/16(a)	1,221,025
	PanAmSat Corp.
385,000	9.000% 08/15/14	401,363
730,000	9.000% 06/15/16	764,675
1,395,000	Qwest Communications International, Inc. 7.250% 02/15/11	1,405,463
	Qwest Corp.
1,420,000	5.625% 11/15/08	1,414,675
350,000	6.950% 06/30/10(b)(d)	356,125
2,885,000	7.200% 11/10/26	2,834,512
220,000	7.250% 09/15/25	219,450
2,305,000	8.875% 03/15/12	2,483,637
	Rogers Wireless, Inc.
340,000	7.500% 03/15/15	364,211
1,355,000	8.000% 12/15/12	1,441,778
780,000	9.625% 05/01/11	877,730
		23,677,645
		46,708,013
	Consumer cyclical — 11.5%
	Airlines — 0.3%
	Delta Air Lines, Inc.
215,000	(j) 12/27/07	14,781
470,000	2.875% 02/06/24	30,550
275,000	2.875% 02/18/49	17,875
280,000	8.000% 06/03/23	18,200
40,000	8.300% 12/15/29	2,800
280,000	9.250% 03/15/49	19,250
1,535,000	9.750% 05/15/49	107,450
285,000	10.000% 08/15/08	19,594
1,705,000	10.125% 05/15/49	117,219
275,000	10.375% 12/15/22	18,906
470,000	10.375% 02/01/49	32,312
500,000	Northwest Airlines, Inc. 7.625% 11/15/23	60,000

Par		Value
	Airlines — (continued)
	Northwest Airlines, Inc.
$885,000	7.875% 03/15/08	$113,944
35,000	8.700% 03/15/49	4,638
435,000	8.875% 06/01/49	55,462
2,065,000	10.000% 02/01/09	265,869
		898,850
	Apparel — 0.6%
650,000	Quiksilver, Inc. 6.875% 04/15/15	611,000
1,265,000	Unifi, Inc. 11.500% 05/15/14	1,255,513
		1,866,513
	Auto parts & equipment — 1.4%
620,000	Collins & Aikman Products Co. 12.875% 08/15/12(a)(h)	682
	Goodyear Tire & Rubber Co.
130,000	6.375% 03/15/08	130,000
461,000	8.625% 12/01/11(a)	485,203
905,000	11.250% 03/01/11	983,056
	Lear Corp.
540,000	8.500% 12/01/13	518,400
515,000	8.750% 12/01/16	490,537
	Tenneco Automotive, Inc.
1,505,000	8.625% 11/15/14	1,550,150
120,000	10.250% 07/15/13	129,000
		4,287,028
	Distribution/wholesale — 0.4%
1,280,000	Varietal Distribution Merger Sub, Inc. PIK, 10.250% 07/15/15(a)	1,276,800
	Entertainment — 0.7%
235,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.250% 06/15/15(a)	231,475
70,000	Isle of Capri Casinos, Inc. 9.000% 03/15/12	72,975
775,000	Shingle Springs Tribal Gaming Authority 9.375% 06/15/15(a)	781,781
895,000	Steinway Musical Instruments, Inc. 7.000% 03/01/14(a)	872,625
51,874	United Artists Theatre Circuit, Inc. 9.300% 07/01/15(f)(k)	46,687
		2,005,543
	Leisure time — 0.5%
	Town Sports International, Inc.
1,154,000	(i) 02/01/14
	(11.000% 02/01/09)	1,061,680
603,488	7.125% 02/27/14(b)(d)	601,224
		1,662,904

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Par		Value
	Lodging — 4.8%
	Boyd Gaming Corp.
$560,000	6.750% 04/15/14	$548,800
1,600,000	7.750% 12/15/12	1,640,000
	Caesars Entertainment, Inc.
685,000	7.875% 03/15/10	701,303
430,000	8.875% 09/15/08	441,825
665,000	Chukchansi Economic Development Authority 8.000% 11/15/13(a)	678,300
525,000	Galaxy Entertainment Finance Co., Ltd. 9.875% 12/15/12(a)	564,375
	Gaylord Entertainment Co.
625,000	6.750% 11/15/14	614,063
960,000	8.000% 11/15/13	973,200
1,435,000	Jacobs Entertainment, Inc. 9.750% 06/15/14	1,490,606
	Mandalay Resort Group
225,000	9.500% 08/01/08	231,750
15,000	10.250% 08/01/07	15,056
	MGM Mirage
1,850,000	6.000% 10/01/09	1,833,813
1,005,000	8.500% 09/15/10	1,051,481
	Mohegan Tribal Gaming Authority
665,000	6.375% 07/15/09	658,350
585,000	7.125% 08/15/14	579,150
	MTR Gaming Group, Inc.
680,000	9.000% 06/01/12	715,700
105,000	9.750% 04/01/10	109,200
	Penn National Gaming, Inc.
985,000	6.750% 03/01/15	1,009,625
305,000	6.875% 12/01/11	309,956
40,000	San Pasqual Casino 8.000% 09/15/13(a)	40,400
760,000	Seminole Hard Rock Entertainment, Inc. 7.860% 03/15/14(a)(b)	765,700
		14,972,653
	Retail — 2.2%
650,000	Dollar General Corp. 10.625% 07/15/15(a)(c)	627,250
270,000	Harry & David Holdings, Inc. 9.000% 03/01/13	274,050
	Rite Aid Corp.
1,105,000	7.500% 01/15/15	1,091,187
900,000	7.500% 03/01/17	868,500
575,000	8.125% 05/01/10	581,469
1,870,000	8.625% 03/01/15	1,748,450
285,000	9.375% 12/15/15(a)	273,600
345,000	9.500% 06/15/17(a)	331,200
361,000	Star Gas Partners LP/ Star Gas Finance Co. 10.250% 02/15/13	386,270
590,000	Toys R Us, Inc. 7.625% 08/01/11	548,700
		6,730,676

Par		Value
	Textiles — 0.6%
$1,840,000	INVISTA 9.250% 05/01/12(a)	$1,945,800
		35,646,767
	Consumer non-cyclical — 11.6%
	Agriculture — 0.9%
	Reynolds American, Inc.
1,525,000	7.625% 06/01/16	1,614,656
1,240,000	7.750% 06/01/18	1,323,165
		2,937,821
	Beverages — 0.8%
	Constellation Brands, Inc.
785,000	7.250% 05/15/17(a)	765,375
575,000	8.000% 02/15/08	577,875
1,000,000	8.125% 01/15/12	1,017,500
		2,360,750
	Commercial services — 2.1%
160,000	Cardtronics, Inc. 9.250% 08/15/13	163,600
525,000	Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	517,125
1,435,000	Knowledge Learning Corp., Inc. 7.750% 02/01/15(a)	1,388,362
980,000	Language Line Holdings, Inc. 11.125% 06/15/12	1,051,050
110,000	Phoenix Color Corp. 13.000% 02/01/09	110,550
430,000	Protection One Alarm Monitoring 8.125% 01/15/09	430,000
1,470,000	Quebecor World, Inc. 9.750% 01/15/15(a)	1,488,375
610,000	Rural/Metro Corp. 9.875% 03/15/15	642,025
550,000	Vertrue, Inc. 9.250% 04/01/14	607,460
		6,398,547
	Food — 1.5%
910,000	Chiquita Brands International, Inc. 7.500% 11/01/14	822,413
795,000	Dean Foods Co. 8.150% 08/01/07	795,000
	Pilgrim's Pride Corp.
165,000	7.625% 05/01/15	164,588
265,000	8.375% 05/01/17	262,350
915,000	Smithfield Foods, Inc. 7.750% 07/01/17	915,000
895,000	Stater Brothers Holdings 7.750% 04/15/15(a)	897,237
710,000	Swift & Co. 10.125% 10/01/09	736,362
		4,592,950

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Par		Value
	Healthcare products — 1.4%
$995,000	Hanger Orthopedic Group, Inc. 10.250% 06/01/14	$1,069,625
610,000	Invacare Corp. 9.750% 02/15/15(a)	614,575
920,000	PTS Acquisition Corp. PIK, 9.500% 04/15/15(a)	903,900
895,000	ReAble Therapeutics Finance LLC/ ReAble Therapeutics Finance Corp. 11.750% 11/15/14	921,850
380,000	Universal Hospital Services, Inc. 8.759% 06/01/15(a)(b)	380,000
380,000	PIK, 8.500% 06/01/15(a)	376,200
		4,266,150
	Healthcare services — 3.9%
	BHM Technology
38,043	8.320% 07/21/13(b)(d)	36,838
951,064	8.350% 07/21/13(b)(d)	920,946
475,532	8.360% 07/21/13(b)(d)	460,473
800,000	Centene Corp. 7.250% 04/01/14(a)	788,000
1,930,000	Community Health Systems, Inc. 8.875% 07/15/15(a)(c)	1,956,537
1,725,000	Fisher Scientific International, Inc. 6.750% 08/15/14	1,730,996
	HCA, Inc.
140,000	6.300% 10/01/12	129,500
1,140,000	9.250% 11/15/16(a)	1,214,100
50,000	Psychiatric Solutions, Inc. 7.750% 07/15/15(a)	49,438
276,000	Skilled Healthcare Group, Inc. 11.000% 01/15/14	304,980
	Talecris Biotherapeutics
472,625	8.860% 12/06/13(b)(d)	475,579
955,000	11.860% 12/06/14(b)(d)	974,100
	Triad Hospitals, Inc.
775,000	7.000% 05/15/12	809,873
2,070,000	7.000% 11/15/13	2,175,982
		12,027,342
	Household products/wares — 0.3%
455,000	ACCO Brands Corp. 7.625% 08/15/15	447,037
640,000	Jarden Corp. 7.500% 05/01/17	632,000
		1,079,037
	Pharmaceuticals — 0.7%
	Angiotech Pharmaceuticals, Inc.
280,000	7.750% 04/01/14	263,900
965,000	9.110% 12/01/13(b)	993,950
595,000	NBTY, Inc. 7.125% 10/01/15	589,050

Par		Value
	Pharmaceuticals — (continued)
	Warner Chilcott Corp.
$80,706	7.340% 01/18/12(b)	$80,907
80,706	7.357% 01/18/12(b)	80,907
192,306	Series B, 7.350% 01/18/12(b)(d)	192,787
96,865	Series C, 7.350% 01/18/11(b)(d)	97,107
52,884	Warner Chilcott Dovonex Delayed Draw 7.350% 01/21/12(b)(d)	53,036
		2,351,644
		36,014,241
	Diversified — 0.3%
	Holding companies- diversified — 0.3%
295,000	ESI Tractebel Acquisition Corp. 7.990% 12/30/11	299,449
560,000	Kansas City Southern Railway 9.500% 10/01/08	579,600
		879,049
	Energy — 12.7%
	Coal — 0.4%
	Peabody Energy Corp.
825,000	7.375% 11/01/16	841,500
275,000	7.875% 11/01/26	284,625
		1,126,125
	Energy-alternate sources — 0.2%
780,000	VeraSun Energy Corp. 9.375% 06/01/17(a)	725,400
	Oil & gas — 6.1%
	Chaparral Energy, Inc.
1,615,000	8.500% 12/01/15	1,578,662
1,375,000	8.875% 02/01/17(a)	1,357,812
	Chesapeake Energy Corp.
1,565,000	6.375% 06/15/15	1,492,619
185,000	6.875% 11/15/20	177,138
735,000	7.500% 09/15/13	747,863
550,000	7.750% 01/15/15	559,625
395,000	Compton Petroleum Corp. 7.625% 12/01/13	390,063
	Forest Oil Corp.
945,000	7.250% 06/15/19(a)	916,650
350,000	8.000% 12/15/11	360,500
	Hilcorp Energy LP/ Hilcorp Finance Co.
745,000	7.750% 11/01/15(a)	722,650
550,000	9.000% 06/01/16(a)	569,250
1,195,000	Mariner Energy, Inc. 7.500% 04/15/13	1,171,100
2,475,000	Newfield Exploration Co. 6.625% 04/15/16	2,382,187
325,000	Parker Drilling Co. 9.625% 10/01/13	346,938
775,000	Petroquest Energy, Inc. 10.375% 05/15/12	804,063

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Par		Value
	Oil & gas — (continued)
	Pogo Producing Co.
$595,000	6.625% 03/15/15	$589,050
1,195,000	6.875% 10/01/17	1,186,037
555,000	8.250% 04/15/11	566,100
1,555,000	Pride International, Inc. 7.375% 07/15/14	1,558,887
415,000	Tesoro Corp. 6.625% 11/01/15	410,850
945,000	Whiting Petroleum Corp. 7.000% 02/01/14	888,300
		18,776,344
	Oil & gas services — 1.4%
	Allis-Chalmers Energy, Inc.
205,000	8.500% 03/01/17	204,744
1,120,000	9.000% 01/15/14	1,139,600
1,195,000	Complete Production Services, Inc. 8.000% 12/15/16(a)	1,206,950
1,755,000	Grant Prideco, Inc. 6.125% 08/15/15	1,662,862
		4,214,156
	Pipelines — 4.6%
	ANR Pipeline Co.
270,000	7.375% 02/15/24	301,597
1,983,000	9.625% 11/01/21	2,590,960
330,000	Atlas Pipeline Partners LP 8.125% 12/15/15	329,175
570,000	Colorado Interstate Gas Co. 6.800% 11/15/15	586,197
105,000	El Paso Corp. 7.800% 08/01/31	106,329
	El Paso Natural Gas Co.
4,435,000	7.500% 11/15/26	4,774,393
295,000	7.625% 08/01/10	306,616
115,000	8.375% 06/15/32	134,849
115,000	8.625% 01/15/22	134,610
	MarkWest Energy Partners LP
1,155,000	6.875% 11/01/14	1,091,475
640,000	8.500% 07/15/16	651,200
150,000	Northwest Pipeline Corp. 7.125% 12/01/25	154,125
115,000	Pacific Energy Partners LP/ Pacific Energy Finance Corp. 7.125% 06/15/14	118,981
	Southern Natural Gas Co.
1,520,000	7.350% 02/15/31	1,611,306
345,000	8.000% 03/01/32	391,279
1,115,000	Williams Companies, Inc. 7.125% 09/01/11	1,142,875
		14,425,967
		39,267,992
	Financials — 12.4%
	Banks — 0.3%
960,000	Fremont General Corp. 7.875% 03/17/09	954,000

Par		Value
	Diversified financial services — 8.5%
$250,000	Alamosa Delaware, Inc. 11.000% 07/31/10	$264,868
1,830,000	American Real Estate Partners LP/American Real Estate Finance Corp. 7.125% 02/15/13	1,765,950
830,000	AmeriCredit Corp. 8.500% 07/01/15(a)	836,225
490,000	AMR Real Estate 8.125% 06/01/12	491,838
	Cedar Brakes LLC
104,535	8.500% 02/15/14(a)	114,044
224,770	9.875% 09/01/13(a)	251,333
	Ford Motor Credit Co.
2,870,000	7.375% 10/28/09	2,848,923
155,000	7.800% 06/01/12	151,207
305,000	7.875% 06/15/10	304,941
	General Motors Acceptance Corp.
3,660,000	6.750% 12/01/14	3,505,021
4,165,000	8.000% 11/01/31	4,259,050
	Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
555,000	8.500% 04/01/15(a)	573,037
245,000	9.750% 04/01/17(a)	256,025
	LaBranche & Co., Inc.
425,000	9.500% 05/15/09	439,875
2,155,000	11.000% 05/15/12	2,284,300
	MXEnergy Holdings, Inc.
60,000	12.901% 08/01/11(a)(b)	62,700
740,000	12.901% 08/01/11(b)	773,300
2,815,000	Rainbow National Services LLC 10.375% 09/01/14(a)	3,089,462
1,055,000	Regency Energy Partners LP/ Regency Energy Finance Corp. 8.375% 12/15/13(a)	1,086,650
610,000	Sally Holdings LLC 9.250% 11/15/14(a)	611,525
325,000	Transfirst 10.000% 06/14/14(b)(c)	324,799
655,000	Vanguard Health Holding Co. LLC (i) 10/01/15 (11.250% 10/01/09)	533,825
1,370,000	9.000% 10/01/14	1,356,300
		26,185,198
	Insurance — 1.6%
1,920,000	Crum & Forster Holdings Corp. 7.750% 05/01/17(a)	1,876,800
	Fairfax Financial Holdings Ltd.
105,000	7.375% 04/15/18	100,800
260,000	7.750% 07/15/37	248,300
15,000	8.300% 04/15/26	15,075
1,745,000	HUB International Holdings, Inc. 9.000% 12/15/14(a)	1,710,100

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Par		Value
	Insurance — (continued)
	Lumbermens Mutual Casualty
$30,000	8.450% 12/01/1997(a)(h)	$262
645,000	9.150% 07/01/26(a)(h)	5,644
	USI Holdings Corp.
310,000	9.230% 11/15/14(a)(b)	308,450
775,000	9.750% 05/15/15(a)	771,125
		5,036,556
	Real estate — 1.1%
1,495,000	American Real Estate Partners LP 7.125% 02/15/13(a)	1,442,675
	LNR Property Corp.
205,000	8.110% 07/12/09(b)(d)	205,384
1,715,000	8.110% 07/12/11(b)(d)	1,714,081
		3,362,140
	Real estate investment trusts (REITs) — 0.9%
300,000	Crescent Real Estate Equities LP 9.250% 04/15/09	306,939
1,255,000	Omega Healthcare Investors, Inc. 7.000% 04/01/14	1,248,725
1,106,000	Trustreet Properties, Inc. 7.500% 04/01/15	1,190,213
		2,745,877
		38,283,771
	Industrials — 9.0%
	Aerospace & defense — 0.5%
	Sequa Corp.
940,000	8.875% 04/01/08	951,750
715,000	9.000% 08/01/09	738,237
		1,689,987
	Building materials — 0.6%
760,000	Building Materials Holding Co. 11.125% 09/15/14(b)(d)	743,533
420,000	Dayton Superior Corp. 10.750% 09/15/08	429,450
735,000	Panolam Industries International, Inc. 10.750% 10/01/13(a)	768,075
		1,941,058
	Electrical components & equipment — 0.1%
305,000	Belden CDT, Inc. 7.000% 03/15/17(a)	300,425
	Electronics — 1.3%
	NXP BV/NXP Funding LLC
3,125,000	7.875% 10/15/14	3,078,125
1,060,000	9.500% 10/15/15	1,044,100
		4,122,225
	Environmental control — 0.6%
1,955,000	Geo Sub Corp. 11.000% 05/15/12	1,984,325

Par		Value
	Metal fabricate/hardware — 0.4%
$225,000	Metals USA, Inc. 11.125% 12/01/15	$245,250
1,055,000	Neenah Foundary Co. 9.500% 01/01/17	1,012,800
		1,258,050
	Miscellaneous manufacturing — 1.1%
680,000	Actuant Corp. 6.875% 06/15/17(a)	673,200
2,050,000	RBS Global, Inc. & Rexnord Corp. 9.500% 08/01/14	2,101,250
	Rental Services
321,690	8.820% 11/27/13(b)(d)	326,113
235,398	8.860% 11/27/13(b)(d)	238,635
		3,339,198
	Packaging & containers — 2.1%
400,000	Jefferson Smurfit Corp. 8.250% 10/01/12	397,000
	Owens-Brockway Glass Container, Inc.
730,000	8.250% 05/15/13	755,550
2,625,000	8.750% 11/15/12	2,743,125
633,000	8.875% 02/15/09	644,077
	Owens-Illinois, Inc.
425,000	7.350% 05/15/08	426,063
1,425,000	7.500% 05/15/10	1,437,469
		6,403,284
	Transportation — 1.9%
1,570,000	Bristow Group, Inc. 6.125% 06/15/13	1,479,725
280,000	Kansas City Southern de Mexico SA de CV 7.375% 06/01/14(a)	277,900
535,000	Saint Acquisition Corp. 12.500% 05/15/17(a)	505,575
1,250,000	Stena AB 7.500% 11/01/13	1,262,500
2,210,000	Teekay Corp. 8.875% 07/15/11	2,342,600
		5,868,300
	Trucking & leasing — 0.4%
825,000	Greenbrier Companies, Inc. 8.375% 05/15/15	831,188
265,000	Interpool, Inc. 6.000% 09/01/14	268,975
		1,100,163
		28,007,015

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Par		Value
	Technology — 2.4%
	Computers — 1.7%
	Sungard Data Systems, Inc.
$330,000	3.750% 01/15/09	$318,450
795,000	4.875% 01/15/14	699,600
534,291	7.356% 12/13/12(b)	535,914
950,000	7.356% 02/28/14(b)(d)	952,884
2,635,000	9.125% 08/15/13	2,697,581
		5,204,429
	Software — 0.7%
590,000	Open Solutions, Inc. 9.750% 02/01/15(a)	595,900
308,336	Riverdeep Interactive Learning 12.060% 12/21/07(b)(d)	308,336
1,190,000	SS&C Technologies, Inc. 11.750% 12/01/13	1,332,800
		2,237,036
		7,441,465
	Utilities — 6.1%
	Electric — 6.1%
	AES Corp.
2,140,000	7.750% 03/01/14	2,145,350
1,290,000	8.750% 06/15/08	1,314,188
1,095,000	9.000% 05/15/15(a)	1,159,331
	AES Eastern Energy LP
234,110	9.000% 01/02/17	261,032
150,000	9.670% 01/02/29	187,055
	Calpine Corp.
6,049,000	8.500% 07/15/10(a)(h)	6,442,185
150,000	9.875% 12/01/11(a)(h)	162,375
	CMS Energy Corp.
190,000	8.500% 04/15/11	202,088
455,000	9.875% 10/15/07	459,229
	Nevada Power Co.
775,000	5.875% 01/15/15	757,060
200,000	6.500% 04/15/12	203,663
	NRG Energy, Inc.
260,000	7.250% 02/01/14	260,650
720,000	7.375% 02/01/16	721,800
282,000	PSEG Energy Holdings LLC 8.625% 02/15/08	285,720
700,000	Reliant Energy Mid-Atlantic Power Holdings LLC 9.681% 07/02/26	813,750
	Reliant Energy, Inc.
275,000	7.625% 06/15/14	268,125
1,895,000	7.875% 06/15/17	1,842,887
	TECO Energy, Inc.
675,000	6.750% 05/01/15	688,491
595,000	7.000% 05/01/12	614,858
		18,789,837
	Total corporate fixed-income bonds & notes (Cost of $267,643,300)	269,685,504

Shares		Value
	Common stocks — 2.9%
	Communications — 0.1%
	Internet — 0.1%
37,420	Neon Communications Group, Inc. (k)	$186,351
	Telecommunication services — 0.0%
1,774	Remote Dynamics, Inc. (k)	9
		186,360
	Consumer discretionary — 0.7%
	Media — 0.7%
25,400	Belo Corp., Class A	522,986
23,500	CBS Corp., Class B	783,020
13,700	Gannett Co., Inc.	752,815
		2,058,821
	Energy — 0.1%
	Oil, gas & consumable fuels — 0.1%
15,000	Williams Companies, Inc.	474,300
	Industrials — 1.7%
	Airlines — 1.7%
133,894	Delta Air Lines, Inc. (k)	2,637,719
117,898	Northwest Airlines Corp. (k)	2,617,335
		5,255,054
	Industrial conglomerates — 0.0%
100	Ainsworth Lumber Co., Ltd. (b)(k)	667
	Road & rail — 0.0%
195	Quality Distribution, Inc. (k)	2,190
		5,257,911
	Materials — 0.2%
	Metals & mining — 0.2%
15,300	Newmont Mining Corp.	597,618
	Technology — 0.0%
	Software — 0.0%
21,960	Quadramed Corp. (k)	66,978
	Utilities — 0.1%
	Gas utilities — 0.1%
70,900	Star Gas Partners LP (k)	316,214
	Total common stocks (Cost of $8,163,746)	8,958,202

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Par		Value
	Convertible Bonds — 1.5%
	Communications — 1.4%
	Internet — 0.0%
$296,350	At Home Corp. 4.750% 12/15/06(f)(l)	$30
	Media — 0.3%
890,000	Sinclair Broadcast Group, Inc. 3.000% 05/15/27	867,750
	Telecommunication services — 1.1%
520,000	Ciena Corp. 3.750% 02/01/08	514,150
2,940,000	Nortel Networks Corp. 4.250% 09/01/08	2,899,575
		3,413,725
		4,281,505
	Consumer cyclical — 0.0%
	Airlines — 0.0%
690,000	Delta Air Lines, Inc. 8.000% 06/03/49	44,850
	Financials — 0.1%
	Insurance — 0.1%
190,000	Conseco, Inc. (i) 09/30/35 (3.500% 09/30/10)	193,087
	Total convertible bonds (Cost of $4,434,551)	4,519,442
Shares
	Preferred stocks — 0.4%
	Communications — 0.1%
	Media — 0.1%
6,600	Haights Cross Communications, Inc. 12.50% (a)(k)	254,100
25	Ziff Davis Holdings, Inc. 10.00% (k)	500
		254,600
	Telecommunication services — 0.0%
442	Loral Skynet Corp. 12.00%, PIK	91,163
		345,763
	Financials — 0.3%
	Real estate investment trusts (REITs) — 0.3%
550,000	Sovereign Real Estate Investment Corp., 12.00% (a)	786,500
	Total preferred stocks (Cost of $1,106,052)	1,132,263

Shares		Value
	Convertible preferred stocks — 0.2%
	Communications — 0.0%
	Internet — 0.0%
9,378	Neon Communications Group, Inc. (f)(k)	$46,702
	Technology — 0.2%
	Software — 0.2%
21,300	Quadramed Corp. 5.50% (a)	575,100
	Total convertible preferred stocks (Cost of $527,258)	621,802
Units
	Warrants(k) — 0.0%
	Communications — 0.0%
	Telecommunication services — 0.0%
125	Colo.Com, Inc. Expires 03/15/10(a)(f)(g)	—
	Media — 0.0%
10	Haights Cross Communications, Inc. Expires 12/10/11(a)(f)(g)	—
6,625	Haights Cross Preferred Warrants, Expires 12/10/11(a)(f)	66
6,630	Ziff Davis Media, Inc., Series E Expires 08/12/12	67
		133
	Total warrants (Cost of $13,717)	133

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Par		Value
	Short-term obligation — 7.5%
$23,341,000	Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due 07/02/07 at 5.110%, collateralized by a U.S. Government Agency obligation maturing 10/18/21, market value of $23,810,738 (repurchase proceeds $23,350,939)	$23,341,000
	Total short-term obligation (Cost of $23,341,000)	23,341,000

Total investments (Cost of $305,229,624)(m)	99.6%	308,258,346
Other assets & liabilities, net	0.4%	1,336,288
Net assets	100.0%	$309,594,634

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities, which are not illiquid, except for the following, amounted to $60,567,485, which represents 19.6% of net assets.

Security	Acquisition Date	Shares/ Units	Acquisition Cost	Market Value
Haights Cross Communications, Inc.
Preferred Stock	01/15/04 – 02/03/06	6,600	$307,983	$254,100
Warrants: Expires 12/10/11	01/15/04 – 02/03/06	6,625	7	66
Warrants: Expires 12/10/11	01/15/04 – 02/03/06	10	—	—
Quadramed Corp.
Preferred Stock	06/16/04 – 02/01/06	21,300	500,250	575,100
Sovereign Real Estate Investment Corp.
Preferred Stock	08/21/00 – 10/17/06	550,000	906,082	786,500
				$1,615,766

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2007.

(c)  Security purchased on a delayed delivery basis.

(d)  Loan participation agreement.

(e)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At June 30, 2007, the value of this security amounted to $757,177, which represents 0.2% of net assets.

Security	Acquisition Date	Par	Acquisition Cost	Market Value
Rogers Cable, Inc.
6.250% 06/15/13	05/19/04 – 01/05/06	$750,000	$704,141	$757,177

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)  Security has no value.

(h)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2007, the value of these securities amounted to $6,611,148, which represents 2.1% of net assets.

(i)  Step bond. The coupon on this bond will change to the coupon shown in parentheses on the date indicated.

(j)  Zero coupon bond.

(k)  Non-income producing security.

(l)  The issuer is in default of certain debt covenants. Income is not being accrued. At June 30, 2007, the value of this security represents less than 0.1% of net assets.

(m)  Cost for federal income tax purposes is $306,404,615.

At June 30, 2007, the asset allocation of the Fund was as follows:

Asset allocation	% of net assets
Corporate fixed income bonds & notes	87.1
Common stocks	2.9
Convertible bonds	1.5
Preferred stocks	0.4
Convertible preferred stocks	0.2
Warrants	0.0	*
	92.1
Short-term obligation	7.5
Other assets & liabilities, net	0.4
	100.0

*  Represents less than 0.1%.

Acronym	Name
PIK	Payment-In-Kind

USD	United States Dollar

See Accompanying Notes to Financial Statements.

Columbia High Yield Fund, Variable Series

Statement of assets and liabilities  June 30, 2007 (Unaudited)

Assets:
Investments, at cost	$305,229,624
Investments, at value	308,258,346
Cash	349,061
Receivable for:
Investments sold	859,412
Investments sold on a delayed delivery basis	363,181
Fund shares sold	435,319
Interest	4,654,956
Dividends	7,062
Expense reimbursement due from Investment Advisor	78,643
Deferred Trustees' compensation plan	7,240
Other assets	21,604
Total assets	315,034,824
Liabilities:
Payable for:
Investments purchased	1,277,370
Investments purchased on a delayed delivery basis	3,666,433
Fund shares repurchased	217,758
Investment advisory fee	140,352
Administration fee	49,710
Transfer agent fee	165
Pricing and bookkeeping fees	20,700
Trustees' fees	48,632
Custody fee	1,048
Distribution fees	10,546
Chief compliance officer expenses	236
Deferred Trustees' compensation plan	7,240
Total liabilities	5,440,190
Net assets	$309,594,634
Composition of net assets:
Paid-in capital	$292,026,689
Undistributed net investment income	24,973,313
Accumulated net realized loss	(10,434,124)
Net unrealized appreciation on:
Investments	3,028,722
Foreign currency translations	34
Net assets	$309,594,634
Class A:
Net assets	$94,889,436
Shares outstanding	8,068,802
Net asset value per share	$11.76
Class B:
Net assets	$214,705,198
Shares outstanding	18,255,793
Net asset value per share	$11.76

See Accompanying Notes to Financial Statements.

Columbia High Yield Fund, Variable Series

Statement of operations  For the six months ended June 30, 2007 (Unaudited)

Investment income:
Dividends	$42,442
Interest	11,361,468
Total investment income	11,403,910
Expenses:
Investment advisory fee	833,921
Administration fee	299,382
Distribution fees – Class B	257,091
Transfer agent fee	139
Pricing and bookkeeping fees	68,224
Trustees' fees	9,314
Custody fee	7,853
Chief compliance officer expenses	236
Other expenses	80,293
Total expenses	1,556,453
Fees and expenses waived or reimbursed by Investment Advisor	(385,098)
Fees waived by Distributor – Class B	(195,389)
Custody earnings credit	(4,532)
Net expenses	971,434
Net investment income	10,432,476
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain on:
Investments	1,856,528
Foreign currency transactions	1,754
Net realized gain	1,858,282
Net change in unrealized depreciation on:
Investments	(6,320,158)
Foreign currency translations	(579)
Net change in unrealized depreciation	(6,320,737)
Net loss	(4,462,455)
Net increase resulting from operations	$5,970,021

See Accompanying Notes to Financial Statements.

Columbia High Yield Fund, Variable Series

Statement of changes in net assets

Increase (decrease) in net assets:	(Unaudited) Six months ended June 30, 2007	Year ended December 31, 2006 (a)
Operations:
Net investment income	$10,432,476	$14,828,444
Net realized gain (loss) on investments and foreign currency transactions	1,858,282	(3,091,248)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(6,320,737)	12,022,619
Net increase resulting from operations	5,970,021	23,759,815
Distributions declared to shareholders:
From net investment income:
Class A	—	(2,489,386)
Class B	—	(4,273,428)
From net realized gains:
Class A	—	(846,693)
Class B	—	(1,487,605)
Total distributions declared to shareholders	—	(9,097,112)
Share transactions:
Class A:
Subscriptions	2,741,147	5,080,411
Proceeds received in connection with merger	—	7,146,572
Distributions reinvested	—	3,336,356
Redemptions	(9,735,647)	(19,191,586)
Net decrease	(6,994,500)	(3,628,247)
Class B:
Subscriptions	23,149,479	32,029,533
Proceeds received in connection with merger	—	178,948,368
Distributions reinvested	—	5,761,032
Redemptions	(5,503,747)	(31,150,197)
Net increase	17,645,732	185,588,736
Net increase from share transactions	10,651,232	181,960,489
Total increase in net assets	16,621,253	196,623,192
Net assets:
Beginning of period	292,973,381	96,350,189
End of period	309,594,634	292,973,381
Undistributed net investment income at end of period	$24,973,313	$14,540,837
Changes in shares:
Class A:
Subscriptions	233,060	461,060
Issued in connection with merger	—	645,718
Issued for distributions reinvested	—	306,087
Redemptions	(827,299)	(1,736,659)
Net decrease	(594,239)	(323,794)
Class B:
Subscriptions	1,969,897	2,877,718
Issued in connection with merger	—	16,167,651
Issued for distributions reinvested	—	528,051
Redemptions	(466,910)	(2,820,614)
Net increase	1,502,987	16,752,806

(a)  Class B Shares commenced operations on May 1, 2006

See Accompanying Notes to Financial Statements.

Columbia High Yield Fund, Variable Series

Financial highlights

Selected data for a share outstanding throughout the period is as follows:

		Income from investment operations			Less distributions declared to shareholders
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain on investments and foreign currency	Total from investment operations	From net investment income	From net realized gains	Total distributions declared to shareholders	Net asset value, end of period	Total return(b)(c)(d)
Class B
Six Months Ended June 30, 2007 (Unaudited)	$11.53	$0.40	$(0.17)	$0.23	—	—	—	$11.76	1.99%
Period Ended December 31, 2006(g)(h)	11.05	0.50	0.36	0.86	$(0.28)	$(0.10)	$(0.38)	11.53	7.95

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  On May 1, 2006, Nations High Yield Bond Portfolio was renamed Columbia High Yield Fund, Variable Series.

(h)  Class B shares commenced operations on May 1, 2006.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Columbia High Yield Fund, Variable Series

Financial highlights (continued)

	Ratios to average net assets/supplemental data
	Net operating expenses(e)(f)	Interest expense		Net expenses(e)(f)	Waiver/ Reimbursement(f)	Net investment income(e)(f)	Portfolio turnover rate(d)	Net assets, end of period (000's)
Class B
Six Months Ended June 30, 2007 (Unaudited)	0.66%	—		0.66%	0.44%	6.85%	19%	$214,705
Period Ended December 31, 2006(g)(h)	0.66	—	%(i)	0.66	0.44	6.65	80	193,138

See Accompanying Notes to Financial Statements.

Columbia High Yield Fund, Variable Series

Notes to financial statements  June 30, 2007 (Unaudited)

Note 1.  Organization

Columbia High Yield Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, was organized as a Delaware statutory trust on November 24, 1997.

Investment Goal: The Fund seeks maximum income by investing in a diversified portfolio of high yield debt securities.

Fund Shares: The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board of Trustees. An independent fair value pricing service assists in the fair valuation process for funds that invest in international securities. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Investments for which market quotations are not readily available, or quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Loan Participations and Commitments: The Fund may invest in Loan Participations. When a Fund purchases a Loan Participation, the Fund typically enters into a contractual relationship with the lender or third party selling such Participation ("Selling Participant"), but not the Borrower. As a result, the Fund assumes the credit risk of the Borrower, Selling Participant and any other persons interpositioned between the Fund and the Borrower ("Intermediate Participants"). The Fund may not directly benefit from the collateral supporting the Senior Loan which it has purchased from the Selling Participant.

Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions: The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Expenses: General expenses of the Trust are allocated to the Fund based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged directly to the Fund.

Income Recognition: Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Determination of Class Net Asset Values: All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status: The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income or excise tax provision is recorded.

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Dividends and Distributions to Shareholders: Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

December 31, 2006
Distributions paid from:
Ordinary Income*	$7,142,035
Long-Term Capital Gains	1,955,077

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$8,173,472
Unrealized depreciation	(6,319,741)
Net unrealized appreciation	$1,853,731

The following capital loss carryforwards, determined as of December 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2007	$2,794,418
2008	4,226,387
2009	260,165
2010	908,941
2012	97,587
2013	418,850
2014	3,217,018
$11,923,366

Of the capital loss carryforwards attributable to the Fund at December 31, 2006, $1,762,032 ($59,785 expiring December 31, 2007, $150,572 expiring December 31, 2008, $126,297 expiring December 31, 2009, $908,941 expiring December 31, 2010, $97,587 expiring December 31, 2012 and $418,850 expiring December 31, 2013) remains from the Fund's merger with Columbia High Yield Fund, Variable Series and $6,944,316 ($2,734,633 expiring December 31, 2007, $4,075,815 expiring December 31, 2008 and $133,868 expiring December 31, 2009) remains from the Fund's merger with Colonial High Yield Securities Fund, Variable Series. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Under current tax rules, certain currency and capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2006, capital losses of $346,551 and foreign currency losses of $17 attributed to security transactions were deferred to January 1, 2007.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based in the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee: Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.55% of the Fund's average daily net assets.

Sub-Advisory Fee: MacKay Shields LLC ("MacKay Shields") has been retained by Columbia as the investment sub-advisor to the Fund. As the sub-advisor, MacKay Shields is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays MacKay Shields a monthly sub-advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $100 Million	0.400%
$100 Million to $200 Million	0.375%
Over $200 Million	0.350%

Administration Fee: Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees: The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

For the six months ended June 30, 2007, the total amounts paid and payable to affiliates by the Fund under these agreements were $7,594 and $1,868, respectively.

Transfer Agent Fee: Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Underwriting Discounts and Distribution Fee: Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Fund's shares. The Trust has adopted a distribution plan (the "Distribution Plan") with respect to the Class B shares of the Fund, pursuant to Rule 12b-1 under the 1940 Act. Payments under the Distribution Plan are calculated daily and paid monthly at a maximum annual rate of 0.25% of the average daily net assets of the Class B shares. The Distributor has contractually agreed to waive 0.19% of the distribution fees applicable to the Fund's Class B shares until April 30, 2008.

Fees Paid to Officers and Trustees: All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants, or if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Custody Credits: The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Expense Limits and Fee Waivers: Columbia has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual operating expenses (exclusive of distribution and shareholder servicing fees and interest) do not exceed 0.60% annually through April 30, 2008. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

Note 5.  Portfolio Information

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government agency obligations and short-term investments, were $79,388,892 and $52,057,304, respectively.

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Note 6.  Shares of Beneficial Interest

As of June 30, 2007, the Fund had 4 shareholders that held 87.2% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7.  Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under this arrangement.

Note 8.  Disclosure of Significant Risks and Contingencies

High-Yield Securities: Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds". Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Legal Proceedings: On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v. AIG Sun America Life Assurance Company — involving the pricing of mutual funds as was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Note 9.  Business Combinations and Mergers

Effective May 1, 2006, Columbia High Yield Fund, Variable Series, a series of Liberty Variable Investment Trust, merged into Nations High Yield Bond Portfolio. Nations High Yield Bond Portfolio was then renamed Columbia High Yield Fund, Variable Series. Nations High Yield Bond Portfolio received a tax-free transfer of assets from Columbia High Yield Fund, Variable Series as follows:

Shares Issued	Net Assets Received	Unrealized Depreciation[1]
16,813,369	$186,094,940	($3,845,715)
Net Assets of Nations High Yield Bond Portfolio Prior to Combination	Net Assets of Columbia High Yield Fund, Variable Series Immediately Prior to Combination	Net Assets of Nations High Yield Bond Portfolio Immediately After Combination
$97,005,628	$186,094,940	$283,100,568

1  Unrealized depreciation is included in the Net Assets Received.

Columbia Marsico 21st Century Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

Class A

2007 Semiannual Report

A description of the policies and procedures that Columbia Marsico 21st Century Fund, Variable Series uses to determine how to vote proxies and a copy of the Fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-321-7854. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the SEC's website. Information regarding how the Fund voted proxies relating to portfolio securities is also available from the Fund's website.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Columbia Management Distributors, Inc. and Columbia Management Advisors, LLC are the distributor and investment adviser, respectively, to the Columbia Funds. They and other affiliates of Bank of America Corporation provide services to the Columbia Funds and receive fees for such services.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust I shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Marsico 21st Century
Fund, Variable Series

Portfolio management

Corydon J. Gilchrist
Marsico Capital Management, LLC

Performance

Average annual total returns as of 06/30/07

	6 Month (cumulative)	1 Year	5 Year	Since Inception*
Columbia Marsico 21st Century Fund, VS - A	11.42%	22.90%	18.71%	4.50%
Russell 3000 Index	7.11%	20.07%	11.53%	5.55%

*Class A inception date is March 27, 1998.

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. The performance shown also includes fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all insurance charges, fees and expenses been considered, the total returns would have been lower.

Annual operating expense ratio*
Class A	1.45%
Annual operating expense ratio after contractual waivers*
Class A	1.10%

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 04/30/2008. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Summary

•  For the six-month period that ended June 30, 2007, Columbia Marsico 21st Century Fund, Variable Series, Class A shares returned 11.42%, without insurance charges. The fund outperformed its benchmark, the Russell 3000 Index1, which returned 7.11% for the same period. The average return of its peer group, the Morningstar Large Growth VIT Category was 8.20%.2

•  Stock selection in the information technology and financial sectors, in addition to selected individual holdings, drove the fund's strong performance for the period. In technology, credit card transaction processing company MasterCard, Inc. posted a 69% return for the fund while Internet services company Google, Inc. gained 12% (5.5% and 2.5% of net assets, respectively). Within technology hardware and equipment, Apple, Inc. fared well as did optical communications company Infinera Corp. (1.7% and 0.4% of net assets, respectively). Within the financial sector, Banco Itau Holding Financeira SA and China Merchants Bank Co., Ltd. posted returns of 25% and 45% for the fund, respectively (2.0% and 1.0% of net assets, respectively). Diversified financials company Goldman Sachs Group, Inc. and real estate company CB Richard Ellis Group, Inc. also aided results (1.1% and 1.1% of net assets, respectively). In addition, retailer Saks, Inc., beverage company Heineken Holdings NV and hotel/casino operator MGM Mirage were strong performers for the period (3.6%, 3.6% and 2.4% of net assets, respectively).

•  By contrast, the fund's emphasis on financials during most of the period and lack of exposure to energy detracted from performance. Financials were among the weakest performers within the Russell 3000 Index for the period, while energy was among the strongest performing sectors. As a result, the fund's positioning represented an opportunity cost to performance. Stock selection in health care also detracted from the fund's return. Health care services provider UnitedHealth Group, Inc. (2.4% of net assets) had a return of

1The Russell 3000 tracks the performance of 3,000 of the largest US companies, based on market capitalization. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Columbia Marsico 21st Century
Fund, Variable Series (Continued)

negative 5% and biotechnology company Verenium Corp. declined sharply prior to being sold from the fund.

•  At the end of the period, the fund emphasized investments in consumer discretionary, financials and information technology with little exposure to telecommunications services and utilities.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

International investing may involve special risks, including foreign taxation and potential confiscatory levels of taxation and withholding taxes, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

The fund normally invests in a core portfolio of 35-50 stocks. By maintaining a relatively concentrated portfolio, the fund may be subject to greater risk than a fund that is more fully diversified.

2

Columbia Marsico 21st Century
Fund, Variable Series

Shareholder expense example

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the ongoing costs only and do not reflect any transaction costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class A	Beginning account value January 1, 2007	Ending account value June 30, 2007	Expenses paid during the period* January 1, 2007 to June 30, 2007
Actual	$1,000.00	$1,114.20	$5.77
Hypothetical**	$1,000.00	$1,019.34	$5.51

*  Expenses are equal to the annualized expense ratio of 1.10% for the share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, ending account values would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

**  Assumed 5% return per year before expenses.

3

Columbia Funds

Columbia Marsico 21st Century Fund, Variable Series

Investment portfolio  June 30, 2007 (Unaudited)

Shares		Value
	Common stocks — 84.8%
	Consumer discretionary — 19.3%
	Hotels, restaurants & leisure — 11.7%
5,204	Chipotle Mexican Grill, Inc., Class A(a)	$443,797
29,002	Las Vegas Sands Corp.(a)	2,215,463
19,729	McDonald's Corp.	1,001,444
17,186	MGM Mirage(a)	1,417,501
16,551	Vail Resorts, Inc.(a)	1,007,459
8,737	Wynn Resorts Ltd.	783,622
		6,869,286
	Household durables — 0.5%
25,137	Cyrela Brazil Realty SA	311,443
	Internet & catalog retail — 0.7%
6,476	Blue Nile, Inc.(a)	391,151
	Media — 2.8%
57,628	Comcast Corp., Class A(a)	1,620,499
	Multiline retail — 3.6%
99,047	Saks, Inc.	2,114,654
		11,307,033
	Consumer staples — 6.6%
	Beverages — 3.6%
41,125	Heineken Holding NV	2,128,336
	Food & staples retailing — 3.0%
29,641	Costco Wholesale Corp.	1,734,591
		3,862,927
	Energy — 5.9%
	Energy equipment & services — 2.8%
18,817	Schlumberger Ltd.	1,598,316
	Oil, gas & consumable fuels — 3.1%
15,106	Petroleo Brasileiro SA, ADR	1,831,905
		3,430,221
	Financials — 19.0%
	Capital markets — 4.1%
2,891	Goldman Sachs Group, Inc.	626,624
20,448	Jefferies Group, Inc.	551,687
20,738	UBS AG, Registered Shares	1,239,698
		2,418,009
	Commercial banks — 7.8%
26,595	Banco Itau Holding Financeira SA, ADR	1,181,882
185,500	China Merchants Bank Co., Ltd., Class H	567,381
7,425	Erste Bank der Oesterreichischen Sparkassen AG	579,655
966,000	Industrial & Commercial Bank of China, Class H	536,132
48,795	Wells Fargo & Co.	1,716,120
		4,581,170

Shares		Value
	Diversified financial services — 4.1%
27,657	Moody's Corp.	$1,720,265
16,100	Oaktree Capital Group LLC, Class A(a)(b)	664,125
		2,384,390
	Real estate investment trusts (REITs) — 0.6%
2,875	ProLogis	163,588
4,246	Redwood Trust, Inc.	205,421
		369,009
	Real estate management & development — 2.4%
18,170	CB Richard Ellis Group, Inc., Class A(a)	663,205
15,823	St. Joe Co.	733,238
		1,396,443
		11,149,021
	Health care — 7.9%
	Biotechnology — 5.2%
42,564	Amylin Pharmaceuticals, Inc.(a)	1,751,934
11,339	Arena Pharmaceuticals, Inc.(a)	124,616
15,412	Genentech, Inc.(a)	1,166,072
		3,042,622
	Health care equipment & supplies — 0.4%
10,611	Accuray, Inc.(a)	235,352
	Health care providers & services — 2.3%
26,952	UnitedHealth Group, Inc.	1,378,325
		4,656,299
	Industrials — 6.8%
	Aerospace & defense — 3.3%
20,331	DRS Technologies, Inc.	1,164,356
6,044	Precision Castparts Corp.	733,500
		1,897,856
	Commercial services & supplies — 0.4%
3,382	Consolidated Graphics, Inc.(a)	234,305
	Machinery — 0.5%
8,008	American Railcar Industries, Inc.	312,312
	Road & rail — 2.6%
42,797	All America Latina Logistica SA	585,713
35,327	Hertz Global Holdings, Inc.(a)	938,639
		1,524,352
		3,968,825
	Information technology — 10.5%
	Communications equipment — 0.4%
10,557	Infinera Corp.(a)	263,080

See Accompanying Notes to Financial Statements.
4

Columbia Funds

Columbia Marsico 21st Century Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Shares		Value
	Computers & peripherals — 2.1%
8,237	Apple, Inc.(a)	$1,005,243
14,058	Palm, Inc.(a)	225,069
		1,230,312
	Internet software & services — 2.5%
2,778	Google, Inc., Class A(a)	1,453,950
	IT services — 5.5%
19,395	Mastercard, Inc., Class A	3,217,049
		6,164,391
	Materials — 8.8%
	Chemicals — 1.4%
12,278	Monsanto Co.	829,256
	Construction materials — 3.7%
20,319	Holcim Ltd., Registered Shares	2,197,755
	Metals & mining — 2.0%
187,061	Grupo Mexico SAB de CV	1,149,706
	Paper & forest products — 1.7%
12,506	Weyerhaeuser Co.	987,099
		5,163,816
	Total common stocks (Cost of $42,178,673)	49,702,533
Par
	Short-term obligation — 17.2%
$10,057,000	Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 5.110%, collateralized by a U.S. Government Agency obligation maturing 05/15/37, market value of $10,260,191 (repurchase proceeds $10,061,283)	10,057,000
	Total short-term obligation (Cost of $10,057,000)	10,057,000

Total investments (Cost of $52,235,673)(c)	102.0%	59,759,533
Other assets & liabilities, net	(2.0)%	(1,194,930)
Net assets	100.0%	$58,564,603

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the value of this security, which is not illiquid, represents 1.1% of net assets.

(c)  Cost for federal income tax purposes is $52,304,187.

At June 30, 2007, the Fund held investments in the following sectors:

Sector	% of net assets
Consumer discretionary	19.3
Financials	19.0
Information technology	10.5
Materials	8.8
Health care	7.9
Industrials	6.8
Consumer staples	6.6
Energy	5.9
84.8
Short-term obligation	17.2
Other assets & liabilities, net	(2.0)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
5

Columbia Marsico 21st Century Fund, Variable Series

Statement of assets and liabilities  June 30, 2007 (Unaudited)

Assets:
Investments, at cost	$42,178,673
Repurchase agreement, at cost	10,057,000
Investments, at value	49,702,533
Repurchase agreement, at value	10,057,000
Cash	183
Receivable for:
Fund shares sold	506,102
Interest	2,855
Dividends	15,976
Foreign tax reclaims	17,498
Other assets	370
Total assets	60,302,517
Liabilities:
Expense reimbursement due to Investment Advisor	2,603
Payable for:
Investments purchased	1,588,634
Fund shares repurchased	18,556
Investment advisory fee	32,103
Administration fee	4,022
Transfer agent fee	2
Pricing and bookkeeping fees	8,712
Trustees' fees	55,570
Audit fee	21,785
Distribution fees	4,732
Chief compliance officer expenses	189
Other liabilities	1,006
Total liabilities	1,737,914
Net assets	$58,564,603
Composition of net assets:
Paid-in capital	$45,591,115
Undistributed net investment income	280,172
Accumulated net realized gain	5,170,637
Net unrealized appreciation (depreciation) on:
Investments	7,523,860
Foreign currency translations	(1,181)
Net assets	$58,564,603
Class A:
Net assets	$30,027,062
Shares outstanding	2,079,499
Net asset value per share	$14.44
Class B:
Net assets	$28,537,541
Shares outstanding	1,981,085
Net asset value per share	$14.41

See Accompanying Notes to Financial Statements.
6

Columbia Marsico 21st Century Fund, Variable Series

Statement of operations  For the six months ended June 30, 2007 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $10,779)	$160,989
Interest	92,132
Total investment income	253,121
Expenses:
Investment advisory fee	133,576
Administration fee	12,021
Distribution fees – Class B	9,412
Transfer agent fee	67
Pricing and bookkeeping fees	33,700
Trustees' fees	9,314
Custody fee	2,287
Audit fee	18,107
Chief compliance officer expenses	189
Other expenses	13,927
Total expenses	232,600
Fees and expenses waived or reimbursed by Investment Advisor	(23,903)
Custody earnings credit	(119)
Net expenses	208,578
Net investment income	44,543
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on:
Investments	2,139,857
Foreign currency transactions	(5,785)
Net realized gain	2,134,072
Net change in unrealized appreciation (depreciation) on:
Investments	2,043,640
Foreign currency translations	(1,548)
Net change in unrealized appreciation	2,042,092
Net gain	4,176,164
Net increase resulting from operations	$4,220,707

See Accompanying Notes to Financial Statements.
7

Columbia Marsico 21st Century Fund, Variable Series

Statement of changes in net assets

Increase (decrease) in net assets:	(Unaudited) Six months ended June 30, 2007	Year ended December 31, 2006 (a)
Operations:
Net investment income	$44,543	$237,405
Net realized gain on investments and foreign currency transactions	2,134,072	3,079,970
Net change in unrealized appreciation on investments and foreign currency translations	2,042,092	1,272,196
Net increase from operations	4,220,707	4,589,571
Distributions declared to shareholders:
From net investment income:
Class A	—	(45,677)
From net realized gains:
Class A	—	(832,721)
Total distributions declared to shareholders	—	(878,398)
Share transactions:
Class A:
Subscriptions	2,329,735	4,964,498
Distributions reinvested	—	878,398
Redemptions	(3,294,867)	(4,467,440)
Net increase (decrease)	(965,132)	1,375,456
Class B:
Subscriptions	27,443,700	10,000
Redemptions	(27,279)	—
Net increase	27,416,421	10,000
Net increase from share transactions	26,451,289	1,385,456
Total increase in net assets	30,671,996	5,096,629
Net assets:
Beginning of period	27,892,607	22,795,978
End of period	58,564,603	27,892,607
Undistributed net investment income at end of period	$280,172	$235,629
Changes in shares:
Class A:
Subscriptions	171,960	415,577
Issued for distributions reinvested	—	75,789
Redemptions	(244,196)	(371,630)
Net increase (decrease)	(72,236)	119,736
Class B:
Subscriptions	1,982,153	859
Redemptions	(1,927)	—
Net increase	1,980,226	859

(a)  Class B shares commenced operations on October 2, 2006.

See Accompanying Notes to Financial Statements.
8

[This page intentionally left blank]

9

Columbia Marsico 21st Century Fund, Variable Series

Financial highlights

Selected data for a share outstanding throughout each period is as follows:

		Income from investment operations			Less distributions declared to shareholders
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments and foreign currency	Total from investment operations	From net investment income	From net realized gains	Total distributions declared to shareholders	Net asset value, end of period	Total return(b)
Class A
Six Months Ended 06/30/2007 (Unaudited)	$12.96	$0.02	$1.46	$1.48	—	—	—	$14.44	11.42	%(d)(e)
Year ended 12/31/2006(g)(h)	11.22	0.11 (i)	2.06	2.17	$(0.02)	$(0.41)	$(0.43)	12.96	19.74	(e)
Year ended 12/31/2005	10.40	(0.01)	0.83	0.82	—	—	—	11.22	7.88	(e)
Year ended 12/31/2004	8.50	(0.01)	1.91	1.90	—	—	—	10.40	22.35	(e)
Year ended 12/31/2003	5.71	(0.04)	2.83	2.79	—	—	—	8.50	48.86
Year ended 12/31/2002	6.22	(0.02)	(0.49)	(0.51)	—	—	—	5.71	(8.20)

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  The benefits derived from custody credits had an impact of less than 0.01% except for the year ended December 31, 2006 which had a 0.03% impact.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Annualized.

(g)  On May 1, 2006, Nations Marsico 21st Century Portfolio was renamed Columbia Marsico 21st Century Fund, Variable Series.

(h)  On October 2, 2006, the Fund's Share class was renamed Class A shares.

(i)  Net investment income per share reflect special dividends. The effect of these dividends amounted to $0.09 per share.

(j)  Rounds to less than 0.01%

See Accompanying Notes to Financial Statements.
10

Columbia Marsico 21st Century Fund, Variable Series

Financial highlights (continued)

	Ratios to average net assets/supplemental data
	Net operating expenses(c)		Interest expense		Net expenses(c)		Waiver/ Reimbursement		Net investment income (loss)(c)		Portfolio turnover rate		Net assets, end of period (000's)
Class A
Six Months Ended 06/30/2007 (Unaudited)	1.10	%(f)	—		1.10	%(f)	0.13	%(f)	0.27	%(f)	52	%(d)	$30,027
Year ended 12/31/2006(g)(h)	1.10		—		1.10		0.53		0.94		151		27,881
Year ended 12/31/2005	1.10		—		1.10		0.60		(0.05)		175		22,796
Year ended 12/31/2004	1.10		—	%(j)	1.10		0.97		(0.11)		174		17,854
Year ended 12/31/2003	1.09		—		1.09		0.97		(0.57)		206		10,914
Year ended 12/31/2002	1.10		—		1.10		1.45		(0.36)		352		5,527

See Accompanying Notes to Financial Statements.
11

Columbia Marsico 21st Century Fund, Variable Series

Notes to financial statements  June 30, 2007 (Unaudited)

Note 1.  Organization

Columbia Marsico 21st Century Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, was organized as a Delaware statutory trust on November 24, 1997.

Investment Goal: The Fund seeks long-term growth of capital.

Fund Shares: The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation:  Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchange and the time for valuation.

Investments for which market quotations are not readily available, or quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

12

Columbia Marsico 21st Century Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions: The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Income Recognition: Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings of foreign holdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses: General expenses of the Trust are allocated to the Fund based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged directly to the Fund.

Determination of Class Net Asset Values: All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status: The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income or excise tax provision is recorded.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invest.

Dividends and Distributions to Shareholders: Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared daily and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

13

Columbia Marsico 21st Century Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

December 31, 2006
Distributions paid from:
Ordinary Income*	$308,990
Long-Term Capital Gains	569,408

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$8,202,991
Unrealized depreciation	(747,645)
Net unrealized appreciation	$7,455,346

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based in the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee:  Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 Million	0.74%
$500 Million to $1 Billion	0.69%
$1 Billion to $1.5 Billion	0.64%
$1.5 Billion to $3 Billion	0.59%
$3 Billion to $6 Billion	0.57%
Over $6 Billion	0.55%

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.74% of the Fund's average daily net assets.

Sub-Advisory Fee: Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of BOA, has been retained by Columbia as the investment sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.

14

Columbia Marsico 21st Century Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Administration Fee: Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees: The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amounts paid and payable to affiliates by the Fund under these arrangements were $7,594 and $1,868, respectively.

Transfer Agent Fee: Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Underwriting Discounts and Distribution Fee: Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Fund's shares. The Trust has adopted a distribution plan (the "Distribution Plan") with respect to the Class B shares of the Fund, pursuant to Rule 12b-1 under the 1940 Act. Payments under the Distribution Plan are calculated daily and paid monthly at a maximum annual rate of 0.25% of the average daily net assets of the Class B shares.

Fees Paid to Officers and Trustees: All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants, or if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio

15

Columbia Marsico 21st Century Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Custody Credits: The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Expense Limits and Fee Waivers: Columbia has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual operating expenses (exclusive of distribution and shareholder servicing fees and interest) do not exceed 1.10% annually through April 30, 2008. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

Note 5.  Portfolio Information

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government agency obligations and short-term investments, were $35,202,566 and $17,470,216, respectively.

Note 6.  Shares of Beneficial Interest

As of June 30, 2007, the Fund had three shareholders that held 91.9% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7.  Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under this arrangement.

Note 8.  Disclosure of Significant Risks and Contingencies

Foreign Securities: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings: On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K Filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

16

Columbia Marsico 21st Century Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v. AIG Sun America Life Assurance Company — involving the pricing of mutual funds as was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the

17

Columbia Marsico 21st Century Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Seipel v. Bank of America, N.A. et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

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Columbia Marsico 21st Century Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

Class B

2007 Semiannual Report

A description of the policies and procedures that Columbia Marsico 21st Century Fund, Variable Series uses to determine how to vote proxies and a copy of the Fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-321-7854. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the SEC's website. Information regarding how the Fund voted proxies relating to portfolio securities is also available from the Fund's website.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Columbia Management Distributors, Inc. and Columbia Management Advisors, LLC are the distributor and investment adviser, respectively, to the Columbia Funds. They and other affiliates of Bank of America Corporation provide services to the Columbia Funds and receive fees for such services.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust I shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Marsico 21st Century
Fund, Variable Series

Portfolio management

Corydon J. Gilchrist

Marsico Capital Management, LLC

Performance

Average annual total returns (as of 06/30/07)

	6 Month (cumulative)	1 Year	5 Year	Since Inception*
Columbia Marsico 21st Century Fund, VS - B	11.27%	22.44%	18.62%	4.46%
Russell 3000 Index	7.11%	20.07%	11.53%	5.55%

*Class B inception date is October 2, 2006.

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. The performance shown also includes fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all insurance charges, fees and expenses been considered, the total returns would have been lower.

Class B is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between Class A shares and Class B shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of Class B shares would have been lower. Class A was initially offered on March 27, 1998.

Annual operating expense ratio*

Class B	1.70%

Annual operating expense ratio

after contractual waivers*

Class B	1.35%

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 04/30/2008. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Summary

•  For the six-month period that ended June 30, 2007, Columbia Marsico 21st Century Fund, Variable Series, Class B shares returned 11.27%, without insurance charges. The fund outperformed its benchmark, the Russell 3000 Index1, which returned 7.11% for the same period. The average return of its peer group, the Morningstar Large Growth VIT Category was 8.20%.2

•  Stock selection in the information technology and financial sectors, in addition to selected individual holdings, drove the fund's strong performance for the period. In technology, credit card transaction processing company MasterCard, Inc. posted a 69% return for the fund while Internet services company Google, Inc. gained 12% (5.5% and 2.5% of net assets, respectively). Within technology hardware and equipment, Apple, Inc. fared well as did optical communications company Infinera Corp. (1.7% and 0.4% of net assets, respectively). Within the financial sector, Banco Itau Holding Financeira SA and China Merchants Bank Co., Ltd. posted returns of 25% and 45% for the fund, respectively (2.0% and 1.0% of net assets, respectively). Diversified financials company Goldman Sachs Group, Inc. and real estate company CB Richard Ellis Group, Inc. also aided results (1.1% and 1.1% of net assets, respectively). In addition, retailer Saks, Inc., beverage company Heineken Holdings NV and hotel/casino operator MGM Mirage were strong performers for the period (3.6%, 3.6% and 2.4% of net assets, respectively).

•  By contrast, the fund's emphasis on financials during most of the period and lack of exposure to energy detracted from performance. Financials were among the weakest performers within the Russell 3000 Index for the period, while energy was among the strongest performing sectors. As a result, the fund's positioning represented an opportunity cost to performance. Stock selection in health care also detracted from the fund's return. Health care services provider UnitedHealth Group, Inc. (2.4% of net assets) had a return of negative 5% and biotechnology company Verenium Corp. declined sharply prior to being sold from the fund.

1The Russell 3000 tracks the performance of 3,000 of the largest US companies, based on market capitalization. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Columbia Marsico 21st Century
Fund, Variable Series (Continued)

•  At the end of the period, the fund emphasized investments in consumer discretionary, financials and information technology with little exposure to telecommunications services and utilities.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

International investing may involve special risks, including foreign taxation and potential confiscatory levels of taxation and withholding taxes, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

The fund normally invests in a core portfolio of 35-50 stocks. By maintaining a relatively concentrated portfolio, the fund may be subject to greater risk than a fund that is more fully diversified.

2

Columbia Marsico 21st Century
Fund, Variable Series

Shareholder expense example

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the ongoing costs only and do not reflect any transaction costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class B	Beginning account value January 1, 2007	Ending account value June 30, 2007	Expenses paid during the period* January 1, 2007 to June 30, 2007
Actual	$1,000.00	$1,112.72	$7.07
Hypothetical**	$1,000.00	$1,018.10	$6.76

*  Expenses are equal to the annualized expense ratio of 1.35% for the share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, ending account values would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

**  Assumed 5% return per year before expenses.

3

Columbia Funds

Columbia Marsico 21st Century Fund, Variable Series

Investment portfolio  June 30, 2007 (unaudited)

Shares		Value
	Common stocks — 84.8%
	Consumer discretionary — 19.3%
	Hotels, restaurants & leisure — 11.7%
5,204	Chipotle Mexican Grill, Inc., Class A(a)	$443,797
29,002	Las Vegas Sands Corp.(a)	2,215,463
19,729	McDonald's Corp.	1,001,444
17,186	MGM Mirage(a)	1,417,501
16,551	Vail Resorts, Inc.(a)	1,007,459
8,737	Wynn Resorts Ltd.	783,622
		6,869,286
	Household durables — 0.5%
25,137	Cyrela Brazil Realty SA	311,443
	Internet & catalog retail — 0.7%
6,476	Blue Nile, Inc.(a)	391,151
	Media — 2.8%
57,628	Comcast Corp., Class A(a)	1,620,499
	Multiline retail — 3.6%
99,047	Saks, Inc.	2,114,654
		11,307,033
	Consumer staples — 6.6%
	Beverages — 3.6%
41,125	Heineken Holding NV	2,128,336
	Food & staples retailing — 3.0%
29,641	Costco Wholesale Corp.	1,734,591
		3,862,927
	Energy — 5.9%
	Energy equipment & services — 2.8%
18,817	Schlumberger Ltd.	1,598,316
	Oil, gas & consumable fuels — 3.1%
15,106	Petroleo Brasileiro SA, ADR	1,831,905
		3,430,221
	Financials — 19.0%
	Capital markets — 4.1%
2,891	Goldman Sachs Group, Inc.	626,624
20,448	Jefferies Group, Inc.	551,687
20,738	UBS AG, Registered Shares	1,239,698
		2,418,009
	Commercial banks — 7.8%
26,595	Banco Itau Holding Financeira SA, ADR	1,181,882
185,500	China Merchants Bank Co., Ltd., Class H	567,381
7,425	Erste Bank der Oesterreichischen Sparkassen AG	579,655
966,000	Industrial & Commercial Bank of China, Class H	536,132
48,795	Wells Fargo & Co.	1,716,120
		4,581,170

Shares		Value
	Diversified financial services — 4.1%
27,657	Moody's Corp.	$1,720,265
16,100	Oaktree Capital Group LLC, Class A(a)(b)	664,125
		2,384,390
	Real estate investment trusts (REITs) — 0.6%
2,875	ProLogis	163,588
4,246	Redwood Trust, Inc.	205,421
		369,009
	Real estate management & development — 2.4%
18,170	CB Richard Ellis Group, Inc., Class A(a)	663,205
15,823	St. Joe Co.	733,238
		1,396,443
		11,149,021
	Health care — 7.9%
	Biotechnology — 5.2%
42,564	Amylin Pharmaceuticals, Inc.(a)	1,751,934
11,339	Arena Pharmaceuticals, Inc.(a)	124,616
15,412	Genentech, Inc.(a)	1,166,072
		3,042,622
	Health care equipment & supplies — 0.4%
10,611	Accuray, Inc.(a)	235,352
	Health care providers & services — 2.3%
26,952	UnitedHealth Group, Inc.	1,378,325
		4,656,299
	Industrials — 6.8%
	Aerospace & defense — 3.3%
20,331	DRS Technologies, Inc.	1,164,356
6,044	Precision Castparts Corp.	733,500
		1,897,856
	Commercial services & supplies — 0.4%
3,382	Consolidated Graphics, Inc.(a)	234,305
	Machinery — 0.5%
8,008	American Railcar Industries, Inc.	312,312
	Road & rail — 2.6%
42,797	All America Latina Logistica SA	585,713
35,327	Hertz Global Holdings, Inc.(a)	938,639
		1,524,352
		3,968,825
	Information technology — 10.5%
	Communications equipment — 0.4%
10,557	Infinera Corp.(a)	263,080

See Accompanying Notes to Financial Statements.
4

Columbia Funds

Columbia Marsico 21st Century Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (unaudited)

Shares		Value
	Computers & peripherals — 2.1%
8,237	Apple, Inc.(a)	$1,005,243
14,058	Palm, Inc.(a)	225,069
		1,230,312
	Internet software & services — 2.5%
2,778	Google, Inc., Class A(a)	1,453,950
	IT services — 5.5%
19,395	Mastercard, Inc., Class A	3,217,049
		6,164,391
	Materials — 8.8%
	Chemicals — 1.4%
12,278	Monsanto Co.	829,256
	Construction materials — 3.7%
20,319	Holcim Ltd., Registered Shares	2,197,755
	Metals & mining — 2.0%
187,061	Grupo Mexico SAB de CV	1,149,706
	Paper & forest products — 1.7%
12,506	Weyerhaeuser Co.	987,099
		5,163,816
	Total common stocks (Cost of $42,178,673)	49,702,533
Par
	Short-term obligation — 17.2%
$10,057,000	Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 5.110%, collateralized by a U.S. Government Agency obligation maturing 05/15/37, market value of $10,260,191 (repurchase proceeds $10,061,283)	10,057,000
	Total short-term obligation (Cost of $10,057,000)	10,057,000

Total investments (Cost of $52,235,673)(c)	102.0%	59,759,533
Other assets & liabilities, net	(2.0)%	(1,194,930)
Net assets	100.0%	$58,564,603

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the value of this security, which is not illiquid, represents 1.1% of net assets.

(c)  Cost for federal income tax purposes is $52,304,187.

At June 30, 2007, the Fund held investments in the following sectors:

Sector	% of net assets
Consumer discretionary	19.3
Financials	19.0
Information technology	10.5
Materials	8.8
Health care	7.9
Industrials	6.8
Consumer staples	6.6
Energy	5.9
84.8
Short-term obligation	17.2
Other assets & liabilities, net	(2.0)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
5

Columbia Marsico 21st Century Fund, Variable Series

Statement of assets and liabilities  June 30, 2007 (Unaudited)

Assets:
Investments, at cost	$42,178,673
Repurchase agreement, at cost	10,057,000
Investments, at value	49,702,533
Repurchase agreement, at value	10,057,000
Cash	183
Receivable for:
Fund shares sold	506,102
Interest	2,855
Dividends	15,976
Foreign tax reclaims	17,498
Other assets	370
Total assets	60,302,517
Liabilities:
Expense reimbursement due to Investment Advisor	2,603
Payable for:
Investments purchased	1,588,634
Fund shares repurchased	18,556
Investment advisory fee	32,103
Administration fee	4,022
Transfer agent fee	2
Pricing and bookkeeping fees	8,712
Trustees' fees	55,570
Audit fee	21,785
Distribution fees	4,732
Chief compliance officer expenses	189
Other liabilities	1,006
Total liabilities	1,737,914
Net assets	$58,564,603
Composition of net assets:
Paid-in capital	$45,591,115
Undistributed net investment income	280,172
Accumulated net realized gain	5,170,637
Net unrealized appreciation (depreciation) on:
Investments	7,523,860
Foreign currency translations	(1,181)
Net assets	$58,564,603
Class A:
Net assets	$30,027,062
Shares outstanding	2,079,499
Net asset value per share	$14.44
Class B:
Net assets	$28,537,541
Shares outstanding	1,981,085
Net asset value per share	$14.41

See Accompanying Notes to Financial Statements.
6

Columbia Marsico 21st Century Fund, Variable Series

Statement of operations  For the six months ended June 30, 2007 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $10,779)	$160,989
Interest	92,132
Total investment income	253,121
Expenses:
Investment advisory fee	133,576
Administration fee	12,021
Distribution fees – Class B	9,412
Transfer agent fee	67
Pricing and bookkeeping fees	33,700
Trustees' fees	9,314
Custody fee	2,287
Audit fee	18,107
Chief compliance officer expenses	189
Other expenses	13,927
Total expenses	232,600
Fees and expenses waived or reimbursed by Investment Advisor	(23,903)
Custody earnings credit	(119)
Net expenses	208,578
Net investment income	44,543
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on:
Investments	2,139,857
Foreign currency transactions	(5,785)
Net realized gain	2,134,072
Net change in unrealized appreciation (depreciation) on:
Investments	2,043,640
Foreign currency translations	(1,548)
Net change in unrealized appreciation	2,042,092
Net gain	4,176,164
Net increase resulting from operations	$4,220,707

See Accompanying Notes to Financial Statements.
7

Columbia Marsico 21st Century Fund, Variable Series

Statement of changes in net assets

Increase (decrease) in net assets:	(Unaudited) Six months ended June 30, 2007	Year ended December 31, 2006 (a)
Operations:
Net investment income	$44,543	$237,405
Net realized gain on investments and foreign currency transactions	2,134,072	3,079,970
Net change in unrealized appreciation on investments and foreign currency translations	2,042,092	1,272,196
Net increase from operations	4,220,707	4,589,571
Distributions declared to shareholders:
From net investment income:
Class A	—	(45,677)
From net realized gains:
Class A	—	(832,721)
Total distributions declared to shareholders	—	(878,398)
Share transactions:
Class A:
Subscriptions	2,329,735	4,964,498
Distributions reinvested	—	878,398
Redemptions	(3,294,867)	(4,467,440)
Net increase (decrease)	(965,132)	1,375,456
Class B:
Subscriptions	27,443,700	10,000
Redemptions	(27,279)	—
Net increase	27,416,421	10,000
Net increase from share transactions	26,451,289	1,385,456
Total increase in net assets	30,671,996	5,096,629
Net assets:
Beginning of period	27,892,607	22,795,978
End of period	58,564,603	27,892,607
Undistributed net investment income at end of period	$280,172	$235,629
Changes in shares:
Class A:
Subscriptions	171,960	415,577
Issued for distributions reinvested	—	75,789
Redemptions	(244,196)	(371,630)
Net increase (decrease)	(72,236)	119,736
Class B:
Subscriptions	1,982,153	859
Redemptions	(1,927)	—
Net increase	1,980,226	859

(a)  Class B shares commenced operations on October 2, 2006.

See Accompanying Notes to Financial Statements.
8

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9

Columbia Marsico 21st Century Fund, Variable Series

Financial highlights

Selected data for a share outstanding throughout each period is as follows:

		Income from investment operations
	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain on investments and foreign currency	Total from investment operations	Net asset value, end of period	Total return(b)(c)(d)
Class B
Six Months Ended June 30, 2007 (Unaudited)	$12.95	0.04		1.42	1.46	$14.41	11.27%
Period Ended December 31, 2006(g)(h)	$11.62	0.08	(i)	1.25	1.33	$12.95	11.45%

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01% except for the period ended December 31, 2006 which had a 0.12% impact.

(f)  Annualized.

(g)  On May 1, 2006, Nations Marsico 21st Century Portfolio was renamed Columbia Marsico 21st Century Fund, Variable Series.

(h)  Class B shares commenced operations on October 2, 2006.

(i)  Net investment income per share reflect special dividends. The effect of these dividends amounted to $0.09 per share.

See Accompanying Notes to Financial Statements.
10

Columbia Marsico 21st Century Fund, Variable Series

Financial highlights (continued)

	Ratios to average net assets/supplemental data
	Net expenses(e)(f)	Waiver/ Reimbursement(f)	Net investment income(e)(f)	Portfolio turnover rate(d)	Net assets, end of period (000's)
Class B
Six Months Ended June 30, 2007 (Unaudited)	1.35%	0.13%	0.17%	52%	$28,538
Period Ended December 31, 2006(g)(h)	1.35%	0.57%	2.58%	151%	$11

See Accompanying Notes to Financial Statements.
11

Columbia Marsico 21st Century Fund, Variable Series

Notes to financial statements  June 30, 2007 (Unaudited)

Note 1.  Organization

Columbia Marsico 21st Century Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, was organized as a Delaware statutory trust on November 24, 1997.

Investment Goal: The Fund seeks long-term growth of capital.

Fund Shares: The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation:  Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchange and the time for valuation.

Investments for which market quotations are not readily available, or quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

12

Columbia Marsico 21st Century Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions: The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Income Recognition: Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings of foreign holdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses: General expenses of the Trust are allocated to the Fund based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged directly to the Fund.

Determination of Class Net Asset Values: All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status: The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income or excise tax provision is recorded.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invest.

Dividends and Distributions to Shareholders: Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared daily and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

13

Columbia Marsico 21st Century Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

December 31, 2006
Distributions paid from:
Ordinary Income*	$308,990
Long-Term Capital Gains	569,408

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$8,202,991
Unrealized depreciation	(747,645)
Net unrealized appreciation	$7,455,346

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based in the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee:  Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 Million	0.74%
$500 Million to $1 Billion	0.69%
$1 Billion to $1.5 Billion	0.64%
$1.5 Billion to $3 Billion	0.59%
$3 Billion to $6 Billion	0.57%
Over $6 Billion	0.55%

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.74% of the Fund's average daily net assets.

Sub-Advisory Fee: Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of BOA, has been retained by Columbia as the investment sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.

14

Columbia Marsico 21st Century Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Administration Fee: Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees: The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amounts paid and payable to affiliates by the Fund under these arrangements were $7,594 and $1,868, respectively.

Transfer Agent Fee: Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Underwriting Discounts and Distribution Fee: Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Fund's shares. The Trust has adopted a distribution plan (the "Distribution Plan") with respect to the Class B shares of the Fund, pursuant to Rule 12b-1 under the 1940 Act. Payments under the Distribution Plan are calculated daily and paid monthly at a maximum annual rate of 0.25% of the average daily net assets of the Class B shares.

Fees Paid to Officers and Trustees: All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants, or if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio

15

Columbia Marsico 21st Century Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Custody Credits: The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Expense Limits and Fee Waivers: Columbia has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual operating expenses (exclusive of distribution and shareholder servicing fees and interest) do not exceed 1.10% annually through April 30, 2008. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

Note 5.  Portfolio Information

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government agency obligations and short-term investments, were $35,202,566 and $17,470,216, respectively.

Note 6.  Shares of Beneficial Interest

As of June 30, 2007, the Fund had three shareholders that held 91.9% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7.  Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under this arrangement.

Note 8.  Disclosure of Significant Risks and Contingencies

Foreign Securities: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings: On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K Filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

16

Columbia Marsico 21st Century Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v. AIG Sun America Life Assurance Company — involving the pricing of mutual funds as was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the

17

Columbia Marsico 21st Century Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Seipel v. Bank of America, N.A. et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

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Columbia Marsico Focused Equities Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

Class A

2007 Semiannual Report

A description of the policies and procedures that Columbia Marsico Focused Equities Fund, Variable Series uses to determine how to vote proxies and a copy of the Fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-321-7854. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the SEC's website. Information regarding how the Fund voted proxies relating to portfolio securities is also available from the Fund's website.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Columbia Management Distributors, Inc. and Columbia Management Advisors, LLC are the distributor and investment adviser, respectively, to the Columbia Funds. They and other affiliates of Bank of America Corporation provide services to the Columbia Funds and receive fees for such services.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust I shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Marsico Focused
Equities Fund, Variable Series

Portfolio management

Thomas F. Marsico
Marsico Capital Management, LLC

Performance

Average annual total returns as of 06/30/07

	6 Month (cumulative)	1 Year	5 Year	Since Inception*
Columbia Marsico Focused Equities Fund, VS — A	1.98%	11.20%	8.60%	8.43%
S&P 500 Index	6.96%	20.59%	10.71%	5.07%

*Class A inception date is March 27, 1998.

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. The performance shown also includes fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all insurance charges, fees and expenses been considered, the total returns would have been lower.

Annual operating expense ratio*

Class A	1.05%

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Summary

•   For the six-month period that ended June 30, 2007, Columbia Marsico Focused Equities Fund, Variable Series, Class A Shares returned 1.98%, without insurance charges. The fund underperformed its benchmark, the S&P 500 Index, which returned 6.96% for the same period.1 The average return of its peer group, the Morningstar Large Growth VIT Category was 8.20%.2

•   An emphasis on consumer discretionary stocks throughout most of the period was a drag on performance. Consumer-related industries struggled due to concerns fueled, in part, by continued weakness in the housing market and fears that softness in the housing sector could spill over into other areas of the economy, having a negative impact on consumer spending. Auto manufacturer Toyota Motor Corp. (4.0% of net assets), coffee purveyor Starbucks and hotel/casino operator Las Vegas Sands Corp. (2.8% of net assets) experienced price declines. Starbucks was sold from the portfolio during the period. Stock selection in health care also detracted from return. Health care services provider UnitedHealth Group, Inc. and biotechnology company Genentech, Inc. posted returns of negative 5% and negative 7% for the fund, respectively (8.3% and 3.8% of net assets, respectively). In addition, the portfolio was hurt by its modest exposure to energy companies, which were among the strongest performers in the S&P 500 Index.

•  By contrast, stock selection in the information technology sector aided performance. Apple, Inc. returned more than 22% and Google, Inc. gained more than 14% for the fund (3.2% and 2.2% of net assets, respectively). The portfolio's transportation holdings also aided performance. Railroad operators Union Pacific Corp. and Burlington Northern Santa Fe Corp. posted price gains of 26% and 16% for the fund, respectively (3.1% and 2.8% of net assets, respectively). In addition, positions in chemical company Monsanto Co., diversified financial company Goldman Sachs Group, Inc., hotel/casino operator MGM Mirage and energy service

1The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US Stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Columbia Marsico Focused
Equities Fund, Variable Series (Continued)

company Schlumberger Ltd., generated strong returns (3.2%, 4.8%, 2.8% and 4.7% of net assets, respectively).

•   At the end of the period, the fund emphasized investments in the consumer discretionary, financials, health care and industrial sectors and had little exposure to utilities.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

The fund normally invests in a core portfolio of 20 to 30 common stocks. By maintaining a relatively concentrated portfolio, the fund may be subject to greater risk than a fund that is more fully diversified.

International investing may involve special risks, including foreign taxation and potential confiscatory levels of taxation and withholding taxes, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

2

Columbia Marsico Focused
Equities Fund, Variable Series

Shareholder expense example

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the ongoing costs only and do not reflect any transaction costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class A	Beginning account value January 1, 2007	Ending account value June 30, 2007	Expenses paid during the period* January 1, 2007 to June 30, 2007
Actual	$1,000.00	$1,019.79	$5.16
Hypothetical**	$1,000.00	$1,019.69	$5.16

*  Expenses are equal to the annualized expense ratio of 1.03% for the share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

**  Assumed 5% return per year before expenses.

3

Columbia Funds

Columbia Marsico Focused Equities Fund, Variable Series

Investment portfolio  June 30, 2007 (Unaudited)

Shares		Value
	Common stocks — 99.6%
	Consumer discretionary — 24.7%
	Automobiles — 4.1%
63,196	Toyota Motor Corp., ADR	$7,955,112
	Hotels, restaurants & leisure — 13.0%
73,083	Las Vegas Sands Corp.(a)	5,582,810
152,277	McDonald's Corp.	7,729,581
66,125	MGM Mirage(a)	5,453,990
75,817	Wynn Resorts Ltd.(a)	6,800,027
		25,566,408
	Media — 4.3%
302,738	Comcast Corp., Class A(a)	8,512,993
	Specialty retail — 3.3%
214,245	Lowe's Companies, Inc.	6,575,179
		48,609,692
	Consumer staples — 5.2%
	Beverages — 2.3%
71,311	PepsiCo, Inc.	4,624,518
	Food & staples retailing — 2.9%
157,394	CVS Caremark Corp.	5,737,011
		10,361,529
	Energy — 7.7%
	Energy equipment & services — 4.7%
108,433	Schlumberger Ltd.	9,210,299
	Oil, gas & consumable fuels — 3.0%
49,734	Petroleo Brasileiro SA, ADR	6,031,242
		15,241,541
	Financials — 18.2%
	Capital markets — 11.2%
123,054	Blackstone Group LP(a)	3,601,791
43,642	Goldman Sachs Group, Inc.	9,459,403
150,277	UBS AG, Registered Shares	9,018,123
		22,079,317
	Commercial banks — 5.4%
12,239,000	Industrial & Commercial Bank of China, Class H	6,792,665
111,047	Wells Fargo & Co.	3,905,523
		10,698,188
	Real estate investment trusts (REITs) — 1.6%
54,285	ProLogis	3,088,817
		35,866,322
	Health care — 12.4%
	Biotechnology — 3.8%
97,925	Genentech, Inc.(a)	7,409,005
	Health care providers & services — 8.3%
319,600	UnitedHealth Group, Inc.	16,344,344

Shares		Value
	Pharmaceuticals — 0.3%
22,774	Schering-Plough Corp.	$693,241
		24,446,590
	Industrials — 10.9%
	Aerospace & defense — 5.0%
43,768	General Dynamics Corp.	3,423,533
67,944	Lockheed Martin Corp.	6,395,569
		9,819,102
	Road & rail — 5.9%
65,886	Burlington Northern Santa Fe Corp.	5,609,534
53,174	Union Pacific Corp.	6,122,986
		11,732,520
		21,551,622
	Information technology — 11.6%
	Communications equipment — 3.2%
226,070	Cisco Systems, Inc.(a)	6,296,050
	Computers & peripherals — 3.2%
51,059	Apple, Inc.(a)	6,231,240
	Internet software & services — 2.2%
8,435	Google, Inc., Class A(a)	4,414,710
	Semiconductors & semiconductor equipment — 3.0%
248,485	Intel Corp.	5,904,004
		22,846,004
	Materials — 4.7%
	Chemicals — 3.2%
92,801	Monsanto Co.	6,267,780
	Metals & mining — 1.5%
35,477	Freeport-McMoRan Copper & Gold, Inc., Class B	2,938,205
		9,205,985
	Telecommunication services — 4.2%
	Diversified telecommunication services — 4.2%
198,620	AT&T, Inc.	8,242,730
	Total common stocks (Cost of $149,046,337)	196,372,015
Par
	Short-term obligation — 0.2%
$415,000	Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due 07/02/07 at 5.110%, collateralized by a U.S. Goverment Agency obligation maturing 05/15/37, market value of $426,915 (repurchase proceeds $415,177)	415,000

See Accompanying Notes to Financial Statements.
4

Columbia Funds

Columbia Marsico Focused Equities Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

		Value
Total short-term obligation (Cost of $415,000)		$415,000
Total investments (Cost of $149,461,337)(b)	99.8%	196,787,015
Other assets & liabilities, net	0.2%	296,304
Net assets	100.0%	$197,083,319

Notes to investment portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $149,509,026.

At June 30, 2007, the Fund held investments in the following sectors:

Sector	% of net assets
Consumer discretionary	24.7
Financials	18.2
Health care	12.4
Information technology	11.6
Industrials	10.9
Energy	7.7
Consumer staples	5.2
Materials	4.7
Telecommunication services	4.2
99.6
Short-term obligation	0.2
Other assets & liabilities, net	0.2
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
5

Columbia Marsico Focused Equities Fund, Variable Series

Statement of assets and liabilities  June 30, 2007 (Unaudited)

Assets:
Investments, at cost	$149,461,337
Investments, at value	196,787,015
Cash	389
Receivable for:
Investments sold	773,873
Fund shares sold	551,509
Interest	118
Dividends	165,049
Foreign tax reclaims	37,420
Total assets	198,315,373
Liabilities:
Payable for:
Investments purchased	879,227
Fund shares repurchased	102,518
Investment advisory fee	120,815
Administration fee	30,061
Pricing and bookkeeping fees	7,592
Trustees' fees	54,729
Distribution fees	2
Chief compliance officer expenses	207
Other liabilities	36,903
Total liabilities	1,232,054
Net assets	$197,083,319
Composition of net assets:
Paid-in capital	$136,886,374
Undistributed net investment income	225,153
Accumulated net realized loss	12,646,038
Net unrealized appreciation on:
Investments	47,325,678
Foreign currency translations	76
Net assets	$197,083,319
Class A:
Net assets	$197,072,234
Shares outstanding	9,583,391
Net asset value per share	$20.56
Class B:
Net assets	$11,085
Shares outstanding	540
Net asset value per share	$20.53

See Accompanying Notes to Financial Statements.
6

Columbia Marsico Focused Equities Fund, Variable Series

Statement of operations  For the six months ended June 30, 2007 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $34,483)	$948,470
Interest	100,277
Total investment income	1,048,747
Expenses:
Investment advisory fee	751,623
Administration fee	191,787
Distribution fee – Class B	14
Transfer agent fee	51
Pricing and bookkeeping fees	42,020
Trustees' fees	9,314
Custody fee	2,048
Chief compliance officer expenses	207
Other expenses	51,334
Total expenses	1,048,398
Custody earnings credit	(46)
Net expenses	1,048,352
Net investment income	395
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on:
Investments	14,592,577
Foreign currency transactions	(26)
Net realized gain	14,592,551
Net change in unrealized appreciation (depreciation) on:
Investments	(10,377,863)
Foreign currency translations	84
Net change in unrealized depreciation	(10,377,779)
Net gain	4,214,772
Net increase resulting from operations	$4,215,167

See Accompanying Notes to Financial Statements.
7

Columbia Marsico Focused Equities Fund, Variable Series

Statement of changes in net assets

Increase (decrease) in net assets:	(Unaudited) Six months ended June 30, 2007	Year ended December 31, 2006 (a)
Operations:
Net investment income	$395	$224,344
Net realized gain on investments and foreign currency transactions	14,592,551	19,913,361
Net change in unrealized depreciation on investments and foreign currency translations	(10,377,779)	(4,182,566)
Net increase from operations	4,215,167	15,955,139
Share transactions:
Class A:
Subscriptions	4,941,645	15,960,144
Redemptions	(18,980,773)	(30,910,018)
Net decrease	(14,039,128)	(14,949,874)
Class B:
Subscriptions	—	10,000
Net increase	—	10,000
Net decrease from share transactions	(14,039,128)	(14,939,874)
Total increase (decrease) in net assets	(9,823,961)	1,015,265
Net assets:
Beginning of period	206,907,280	205,892,015
End of period	197,083,319	206,907,280
Undistributed net investment income at end of period	$225,153	$224,758
Changes in shares:
Class A:
Subscriptions	239,653	849,637
Redemptions	(920,897)	(1,642,623)
Net decrease	(681,244)	(792,986)
Class B:
Subscriptions	—	540
Net increase	—	540

(a)  Class B shares commenced operations on October 2, 2006.

See Accompanying Notes to Financial Statements.
8

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9

Columbia Marsico Focused Equities Fund, Variable Series

Financial highlights

Selected data for a share outstanding throughout each period is as follows:

		Income from investment operations
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments and foreign currency	Total from investment operations	Net asset value, end of period	Total return(b)
Class A
Six Months ended 06/30/2007 (Unaudited)	$20.16	— (d)	$0.40	$0.40	$20.56	1.98	%(e)
Year ended 12/31/2006(h)(i)	18.62	$0.02	1.52	1.54	20.16	8.27	(j)
Year ended 12/31/2005	16.89	(0.02)	1.75	1.73	18.62	10.24	(j)
Year ended 12/31/2004	15.16	(0.02)	1.75	1.73	16.89	11.41	(j)
Year ended 12/31/2003	11.39	(0.04)	3.81	3.77	15.16	33.10
Year ended 12/31/2002	13.42	(0.05)	(1.98)	(2.03)	11.39	(15.13)

	Ratios to average net assets/supplemental data
	Net operating expenses(c)		Interest expense		Net expenses(c)		Waiver/ Reimbursement	Net investment income (loss)(c)		Portfolio turnover rate		Net assets, end of period (000's)
Class A
Six Months ended 06/30/2007 (Unaudited)	1.03	%(f)	—		1.03	%(f)	—	—	%(f)(g)	34	%(e)	$197,072
Year ended 12/31/2006(h)(i)	1.05		—		1.05		0.18%	0.12		67		206,896
Year ended 12/31/2005	1.05		—		1.05		0.25	(0.10)		68		205,892
Year ended 12/31/2004	1.09		—		1.09		0.25	(0.16)		99		195,738
Year ended 12/31/2003	1.08		—		1.08		0.25	(0.29)		76		162,096
Year ended 12/31/2002	1.09		—	%(g)	1.09		0.26	(0.41)		119		101,516

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(c)  The benefits derived from custody credits had an impact of less than 0.01%.

(d)  Rounds to less than $0.01.

(e)  Not annualized.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

(h)  On May 1, 2006 Nations Marsico Focused Equities Portfolio was renamed Columbia Marsico Focused Equities Fund, Variable Series.

(i)  On October 2, 2006, the Fund's Share class was renamed Class A shares.

(j)  Had the investment advisor and/or any of its affiliates not waived or reimburted a portion of expenses, total return would have been reduced.

See Accompanying Notes to Financial Statements.
10

Columbia Marsico Focused Equities Fund, Variable Series

Financial highlights (continued)

See Accompanying Notes to Financial Statements.
11

Columbia Marsico Focused Equities Fund, Variable Series

Notes to financial statements  June 30, 2007 (Unaudited)

Note 1.  Organization

Columbia Marsico Focused Equities Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, was organized as a Delaware statutory trust on November 24, 1997.

Investment Goal: The Fund seeks long-term growth of capital.

Fund Shares: The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation: Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

12

Columbia Marsico Focused Equities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions: The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Expenses: General expenses of the Trust are allocated to the Fund based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged directly to the Fund.

Income Recognition:  Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings of foreign holdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values:  All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status:  The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income or excise tax provision is recorded.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invest.

Dividends and Distributions to Shareholders: Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared daily and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

13

Columbia Marsico Focused Equities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

December 31, 2006
Distributions paid from:
Ordinary Income*	$224,758
Long-Term Capital Gains	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$48,273,137
Unrealized depreciation	(995,148)
Net unrealized appreciation	$47,277,989

The following capital loss carryforwards, determined as of December 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

2010	$1,460,659

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based in the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee:  Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 Million	0.74%
$500 Million to $1 Billion	0.69%
$1 Billion to $1.5 Billion	0.64%
$1.5 Billion to $3 Billion	0.59%
$3 Billion to $6 Billion	0.57%
Over $6 Billion	0.55%

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.74% of the Fund's average daily net assets.

Sub-Advisory Fee:  Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of BOA, has been retained by Columbia as the investment sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the

14

Columbia Marsico Focused Equities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.

Administration Fee:  Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees: The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amounts paid and payable to affiliates by the Fund under these arrangements were $7,594 and $1,868, respectively.

Transfer Agent Fee:  Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Underwriting Discounts and Distribution Fee:  Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Fund's shares. The Trust has adopted a distribution plan (the "Distribution Plan") with respect to the Class B shares of the Fund, pursuant to Rule 12b-1 under the 1940 Act. Payments under the Distribution Plan are calculated daily and paid monthly at a maximum annual rate of 0.25% of the average daily net assets of the Class B shares.

Fees Paid to Officers and Trustees:  All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

15

Columbia Marsico Focused Equities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants, or if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Custody Credits:  The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 5.  Portfolio Information

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government agency obligations and short-term investments, were $67,153,209 and $76,789,854, respectively.

Note 6.  Shares of Beneficial Interest

As of June 30, 2007, the Fund had two shareholders that held 93.6% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7.  Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under this arrangement.

Note 8.  Disclosure of Significant Risks and Contingencies

Foreign Securities:  There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings: On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is

16

Columbia Marsico Focused Equities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v. AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

17

Columbia Marsico Focused Equities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A., et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

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Columbia Marsico Focused Equities Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

Class B

2007 Semiannual Report

A description of the policies and procedures that Columbia Marsico Focused Equities Fund, Variable Series uses to determine how to vote proxies and a copy of the Fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-321-7854. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the SEC's website. Information regarding how the Fund voted proxies relating to portfolio securities is also available from the Fund's website.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Columbia Management Distributors, Inc. and Columbia Management Advisors, LLC are the distributor and investment adviser, respectively, to the Columbia Funds. They and other affiliates of Bank of America Corporation provide services to the Columbia Funds and receive fees for such services.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust I shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Marsico Focused
Equities Fund, Variable Series

Portfolio management

Thomas F. Marsico

Marsico Capital Management, LLC

Average annual total returns (as of 06/30/07)

	6 Month (cumulative)	1 Year	5 Year	Since Inception*
Columbia Marsico Focused Equities Fund, VS - B	1.89%	10.91%	8.55%	8.41%
S&P 500 Index	6.96%	20.59%	10.71%	5.07%

*Class B inception date is October 2, 2006.

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. The performance shown also includes fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all insurance charges, fees and expenses been considered, the total returns would have been lower.

Class B is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between Class A shares and Class B shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of Class B shares would have been lower. Class A was initially offered on March 27, 1998.

Annual operating expense ratio*

Class B	1.30%

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Summary

•   For the six-month period that ended June 30, 2007, Columbia Marsico Focused Equities Fund, Variable Series, Class B Shares returned 1.89%, without insurance charges. The fund underperformed its benchmark, the S&P 500 Index, which returned 6.96% for the same period.1 The average return of its peer group, the Morningstar Large Growth VIT Category was 8.20%.2

•   An emphasis on consumer discretionary stocks throughout most of the period was a drag on performance. Consumer-related industries struggled due to concerns fueled, in part, by continued weakness in the housing market and fears that softness in the housing sector could spill over into other areas of the economy, having a negative impact on consumer spending. Auto manufacturer Toyota Motor Corp. (4.0% of net assets), coffee purveyor Starbucks and hotel/casino operator Las Vegas Sands Corp. (2.8% of net assets) experienced price declines. Starbucks was sold from the portfolio during the period. Stock selection in health care also detracted from return. Health care services provider UnitedHealth Group, Inc. and biotechnology company Genentech, Inc. posted returns of negative 5% and negative 7% for the fund, respectively (8.3% and 3.8% of net assets, respectively). In addition, the portfolio was hurt by its modest exposure to energy companies, which were among the strongest performers in the S&P 500 Index.

•  By contrast, stock selection in the information technology sector aided performance. Apple, Inc. returned more than 22% and Google, Inc. gained more than 14% for the fund (3.2% and 2.2% of net assets, respectively). The portfolio's transportation holdings also aided performance. Railroad operators Union Pacific Corp. and Burlington Northern Santa Fe Corp. posted price gains of 26% and 16% for the fund, respectively (3.1% and 2.8% of net assets, respectively). In addition, positions in chemical company Monsanto Co., diversified financial company Goldman Sachs Group, Inc., hotel/casino operator MGM Mirage and energy service

1The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US Stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Columbia Marsico Focused
Equities Fund, Variable Series (Continued)

company Schlumberger Ltd., generated strong returns (3.2%, 4.8%, 2.8% and 4.7% of net assets, respectively).

•   At the end of the period, the fund emphasized investments in the consumer discretionary, financials, health care and industrial sectors and had little exposure to utilities.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

The fund normally invests in a core portfolio of 20 to 30 common stocks. By maintaining a relatively concentrated portfolio, the fund may be subject to greater risk than a fund that is more fully diversified.

International investing may involve special risks, including foreign taxation and potential confiscatory levels of taxation and withholding taxes, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

2

Columbia Marsico Focused
Equities Fund, Variable Series

Shareholder expense example

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the ongoing costs only and do not reflect any transaction costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class B	Beginning account value January 1, 2007	Ending account June 30, 2007	Expenses paid during the period* January 1, 2007 to June 30, 2007
Actual	$1,000.00	$1,018.89	$6.41
Hypothetical**	$1,000.00	$1,018.45	$6.41

*  Expenses are equal to the annualized expense ratio of 1.28% for the share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

**  Assumed 5% return per year before expenses.

3

Columbia Funds

Columbia Marsico Focused Equities Fund, Variable Series

Investment portfolio  June 30, 2007 (Unaudited)

Shares		Value
	Common stocks — 99.6%
	Consumer discretionary — 24.7%
	Automobiles — 4.1%
63,196	Toyota Motor Corp., ADR	$7,955,112
	Hotels, restaurants & leisure — 13.0%
73,083	Las Vegas Sands Corp.(a)	5,582,810
152,277	McDonald's Corp.	7,729,581
66,125	MGM Mirage(a)	5,453,990
75,817	Wynn Resorts Ltd.(a)	6,800,027
		25,566,408
	Media — 4.3%
302,738	Comcast Corp., Class A(a)	8,512,993
	Specialty retail — 3.3%
214,245	Lowe's Companies, Inc.	6,575,179
		48,609,692
	Consumer staples — 5.2%
	Beverages — 2.3%
71,311	PepsiCo, Inc.	4,624,518
	Food & staples retailing — 2.9%
157,394	CVS Caremark Corp.	5,737,011
		10,361,529
	Energy — 7.7%
	Energy equipment & services — 4.7%
108,433	Schlumberger Ltd.	9,210,299
	Oil, gas & consumable fuels — 3.0%
49,734	Petroleo Brasileiro SA, ADR	6,031,242
		15,241,541
	Financials — 18.2%
	Capital markets — 11.2%
123,054	Blackstone Group LP(a)	3,601,791
43,642	Goldman Sachs Group, Inc.	9,459,403
150,277	UBS AG, Registered Shares	9,018,123
		22,079,317
	Commercial banks — 5.4%
12,239,000	Industrial & Commercial Bank of China, Class H	6,792,665
111,047	Wells Fargo & Co.	3,905,523
		10,698,188
	Real estate investment trusts (REITs) — 1.6%
54,285	ProLogis	3,088,817
		35,866,322
	Health care — 12.4%
	Biotechnology — 3.8%
97,925	Genentech, Inc.(a)	7,409,005
	Health care providers & services — 8.3%
319,600	UnitedHealth Group, Inc.	16,344,344

Shares		Value
	Pharmaceuticals — 0.3%
22,774	Schering-Plough Corp.	$693,241
		24,446,590
	Industrials — 10.9%
	Aerospace & defense — 5.0%
43,768	General Dynamics Corp.	3,423,533
67,944	Lockheed Martin Corp.	6,395,569
		9,819,102
	Road & rail — 5.9%
65,886	Burlington Northern Santa Fe Corp.	5,609,534
53,174	Union Pacific Corp.	6,122,986
		11,732,520
		21,551,622
	Information technology — 11.6%
	Communications equipment — 3.2%
226,070	Cisco Systems, Inc.(a)	6,296,050
	Computers & peripherals — 3.2%
51,059	Apple, Inc.(a)	6,231,240
	Internet software & services — 2.2%
8,435	Google, Inc., Class A(a)	4,414,710
	Semiconductors & semiconductor equipment — 3.0%
248,485	Intel Corp.	5,904,004
		22,846,004
	Materials — 4.7%
	Chemicals — 3.2%
92,801	Monsanto Co.	6,267,780
	Metals & mining — 1.5%
35,477	Freeport-McMoRan Copper & Gold, Inc., Class B	2,938,205
		9,205,985
	Telecommunication services — 4.2%
	Diversified telecommunication services — 4.2%
198,620	AT&T, Inc.	8,242,730
	Total common stocks (Cost of $149,046,337)	196,372,015
Par
	Short-term obligation — 0.2%
$415,000	Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due 07/02/07 at 5.110%, collateralized by a U.S. Goverment Agency obligation maturing 05/15/37, market value of $426,915 (repurchase proceeds $415,177)	415,000

See Accompanying Notes to Financial Statements.
4

Columbia Funds

Columbia Marsico Focused Equities Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Value
Total short-term obligation (Cost of $415,000)	$415,000

Total investments (Cost of $149,461,337)(b)	99.8%	196,787,015
Other assets & liabilities, net	0.2%	296,304
Net assets	100.0%	$197,083,319

Notes to investment portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $149,509,026.

At June 30, 2007, the Fund held investments in the following sectors:

Sector	% of net assets
Consumer discretionary	24.7
Financials	18.2
Health care	12.4
Information technology	11.6
Industrials	10.9
Energy	7.7
Consumer staples	5.2
Materials	4.7
Telecommunication services	4.2
99.6
Short-term obligation	0.2
Other assets & liabilities, net	0.2
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
5

Columbia Marsico Focused Equities Fund, Variable Series

Statement of assets and liabilities  June 30, 2007 (Unaudited)

Assets:
Investments, at cost	$149,461,337
Investments, at value	196,787,015
Cash	389
Receivable for:
Investments sold	773,873
Fund shares sold	551,509
Interest	118
Dividends	165,049
Foreign tax reclaims	37,420
Total assets	198,315,373
Liabilities:
Payable for:
Investments purchased	879,227
Fund shares repurchased	102,518
Investment advisory fee	120,815
Administration fee	30,061
Pricing and bookkeeping fees	7,592
Trustees' fees	54,729
Distribution fees	2
Chief compliance officer expenses	207
Other liabilities	36,903
Total liabilities	1,232,054
Net assets	$197,083,319
Composition of net assets:
Paid-in capital	$136,886,374
Undistributed net investment income	225,153
Accumulated net realized loss	12,646,038
Net unrealized appreciation on:
Investments	47,325,678
Foreign currency translations	76
Net assets	$197,083,319
Class A:
Net assets	$197,072,234
Shares outstanding	9,583,391
Net asset value per share	$20.56
Class B:
Net assets	$11,085
Shares outstanding	540
Net asset value per share	$20.53

See Accompanying Notes to Financial Statements.
6

Columbia Marsico Focused Equities Fund, Variable Series

Statement of operations  For the six months ended June 30, 2007 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $34,483)	$948,470
Interest	100,277
Total investment income	1,048,747
Expenses:
Investment advisory fee	751,623
Administration fee	191,787
Distribution fee – Class B	14
Transfer agent fee	51
Pricing and bookkeeping fees	42,020
Trustees' fees	9,314
Custody fee	2,048
Chief compliance officer expenses	207
Other expenses	51,334
Total expenses	1,048,398
Custody earnings credit	(46)
Net expenses	1,048,352
Net investment income	395
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on:
Investments	14,592,577
Foreign currency transactions	(26)
Net realized gain	14,592,551
Net change in unrealized appreciation (depreciation) on:
Investments	(10,377,863)
Foreign currency translations	84
Net change in unrealized depreciation	(10,377,779)
Net gain	4,214,772
Net increase resulting from operations	$4,215,167

See Accompanying Notes to Financial Statements.
7

Columbia Marsico Focused Equities Fund, Variable Series

Statement of changes in net assets

Increase (decrease) in net assets:	(Unaudited) Six months ended June 30, 2007	Year ended December 31, 2006 (a)
Operations:
Net investment income	$395	$224,344
Net realized gain on investments and foreign currency transactions	14,592,551	19,913,361
Net change in unrealized depreciation on investments and foreign currency translations	(10,377,779)	(4,182,566)
Net increase from operations	4,215,167	15,955,139
Share transactions:
Class A:
Subscriptions	4,941,645	15,960,144
Redemptions	(18,980,773)	(30,910,018)
Net decrease	(14,039,128)	(14,949,874)
Class B:
Subscriptions	—	10,000
Net increase	—	10,000
Net decrease from share transactions	(14,039,128)	(14,939,874)
Total increase (decrease) in net assets	(9,823,961)	1,015,265
Net assets:
Beginning of period	206,907,280	205,892,015
End of period	197,083,319	206,907,280
Undistributed net investment income at end of period	$225,153	$224,758
Changes in shares:
Class A:
Subscriptions	239,653	849,637
Redemptions	(920,897)	(1,642,623)
Net decrease	(681,244)	(792,986)
Class B:
Subscriptions	—	540
Net increase	—	540

(a)  Class B shares commenced operations on October 2, 2006.

See Accompanying Notes to Financial Statements.
8

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9

Columbia Marsico Focused Equities Fund, Variable Series

Financial highlights

Selected data for a share outstanding throughout each period is as follows:

		Income from investment operations						Ratios to average net assets/supplemental data
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain on investments and foreign currency	Total from investment operations	Net asset value, end of period	Total return(b)(c)		Net expenses(d)(e)	Waiver/ Reimbursement		Net investment income(d)(e)	Portfolio turnover rate(c)	Net assets, end of period (000's)
Class B
Six Months Ended 6/30/07 (Unaudited)	$20.15	$(0.03)	$0.41	$0.38	$20.53	1.89%		1.28%	—		(0.25)%	34%	$11
Period Ended 12/31/2006(f)(g)	18.50	0.02	1.63	1.65	20.15	8.92	(h)	1.37	—	%(i)	0.39	67	11

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01% except for the period ended December 31, 2006, which had an impact of 0.02%.

(e)  Annualized.

(f)  On May 1, 2006 Nations Marsico Focused Equities Portfolio was renamed Columbia Marsico Focused Equities Fund, Variable Series.

(g)  Class B shares commenced operations on October 2, 2006.

(h)  Had the investment advisor and/or any of its affiliates not waived or reimburted a portion of expenses, total return would have been reduced.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
10

Columbia Marsico Focused Equities Fund, Variable Series

Financial highlights (continued)

See Accompanying Notes to Financial Statements.
11

Columbia Marsico Focused Equities Fund, Variable Series

Notes to financial statements  June 30, 2007 (Unaudited)

Note 1.  Organization

Columbia Marsico Focused Equities Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, was organized as a Delaware statutory trust on November 24, 1997.

Investment Goal: The Fund seeks long-term growth of capital.

Fund Shares: The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation: Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

12

Columbia Marsico Focused Equities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions: The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Expenses: General expenses of the Trust are allocated to the Fund based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged directly to the Fund.

Income Recognition:  Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings of foreign holdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values:  All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status:  The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income or excise tax provision is recorded.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invest.

Dividends and Distributions to Shareholders: Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared daily and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

13

Columbia Marsico Focused Equities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

December 31, 2006
Distributions paid from:
Ordinary Income*	$224,758
Long-Term Capital Gains	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$48,273,137
Unrealized depreciation	(995,148)
Net unrealized appreciation	$47,277,989

The following capital loss carryforwards, determined as of December 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

2010	$1,460,659

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based in the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee:  Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 Million	0.74%
$500 Million to $1 Billion	0.69%
$1 Billion to $1.5 Billion	0.64%
$1.5 Billion to $3 Billion	0.59%
$3 Billion to $6 Billion	0.57%
Over $6 Billion	0.55%

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.74% of the Fund's average daily net assets.

Sub-Advisory Fee:  Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of BOA, has been retained by Columbia as the investment sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the

14

Columbia Marsico Focused Equities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.

Administration Fee:  Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees: The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amounts paid and payable to affiliates by the Fund under these arrangements were $7,594 and $1,868, respectively.

Transfer Agent Fee:  Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Underwriting Discounts, and Distribution Fee:  Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Fund's shares. The Trust has adopted a distribution plan (the "Distribution Plan") with respect to the Class B shares of the Fund, pursuant to Rule 12b-1 under the 1940 Act. Payments under the Distribution Plan are calculated daily and paid monthly at a maximum annual rate of 0.25% of the average daily net assets of the Class B shares.

Fees Paid to Officers and Trustees:  All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

15

Columbia Marsico Focused Equities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants, or if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Custody Credits:  The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 5.  Portfolio Information

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government agency obligations and short-term investments, were $67,153,209 and $76,789,854, respectively.

Note 6.  Shares of Beneficial Interest

As of June 30, 2007, the Fund had two shareholders that held 93.6% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7.  Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under this arrangement.

Note 8.  Disclosure of Significant Risks and Contingencies

Foreign Securities:  There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings: On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is

16

Columbia Marsico Focused Equities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v. AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

17

Columbia Marsico Focused Equities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A., et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

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Columbia Marsico Growth Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

Class A

2007 Semiannual Report

A description of the policies and procedures that Columbia Marsico Growth Fund, Variable Series uses to determine how to vote proxies and a copy of the Fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-321-7854. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the SEC's website. Information regarding how the Fund voted proxies relating to portfolio securities is also available from the Fund's website.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Columbia Management Distributors, Inc. and Columbia Management Advisors, LLC are the distributor and investment adviser, respectively, to the Columbia Funds. They and other affiliates of Bank of America Corporation provide services to the Columbia Funds and receive fees for such services.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust I shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Marsico Growth
Fund, Variable Series

Portfolio management

Thomas F. Marsico
Marsico Capital Management, LLC

Performance

Average annual total returns as of 06/30/07

	6 Month (cumulative)	1 Year	5 Year	Since Inception*
Columbia Marsico Growth Fund, VS — A	7.06%	15.26%	8.51%	8.11%
S&P 500 Index	6.96%	20.59%	10.71%	5.07%

*Class A inception date is March 27, 1998.

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. The performance shown also includes fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all insurance charges, fees and expenses been considered, the total returns would have been lower.

Annual operating expense ratio*

Class A	1.01%

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Summary

•   For the six-month period that ended June 30, 2007, Columbia Marsico Growth Fund, Variable Series, Class A Shares returned 7.06% without insurance charges. The fund outperformed its benchmark, the S&P 500 Index1, which returned 6.96% for the same period. The average return of its peer group, the Morningstar Large Growth VIT Category, was 8.20%.2

•   Strong stock selection in the information technology and telecommunications sectors aided performance during the period. Technology hardware and equipment provider Apple, Inc. returned more than 13% for the fund during the period while Internet software and services company Google, Inc. gained more than 14% (1.7% and 1.3% of net assets, respectively). Wireless telecommunications providers China Mobile Ltd. and America Movil SA de CV posted gains of 26% and 37%, respectively (2.2% and 2.6% of net assets, respectively). In addition, agricultural chemical company Monsanto Co., diversified financial company Goldman Sachs Group, Inc., hotel/casino operator MGM Mirage, energy service company Schlumberger Ltd. and railroad operator Union Pacific Corp. performed well for the fund (2.0%, 2.8%, 2.2%, 3.4% and 1.7% of net assets, respectively).

•   By contrast, stock selection in the health care sector had a significant, negative impact on the fund's performance. Health care services provider UnitedHealth Group, Inc., and biotechnology company Genentech, Inc. posted returns of negative 5% and negative 7% respectively (5.1% and 2.6% of net assets, respectively). An emphasis on consumer discretionary stocks throughout most of the period was also a drag on performance. Consumer-related industries struggled due to concerns fueled, in part, by continued weakness in the housing market and fears that softness in the housing sector could spill over into other areas of the economy, having a negative impact on consumer spending. Auto manufacturer Toyota Motor Corp. (2.2% of net assets), coffee purveyor Starbucks and hotel/casino operator Las Vegas Sands Corp. (2.6% of net assets) experienced price declines. Starbucks

1The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US Stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Columbia Marsico Growth
Fund, Variable Series (Continued)

was sold from the portfolio during the period. In addition, the portfolio was hurt by its modest exposure to energy companies, which were among the strongest performers in the S&P 500 Index.

•   At the end of the period, the portfolio emphasized investments in the consumer discretionary, industrials, financials, health care and information technology sectors, with little exposure to utilities.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

International investing may involve special risks, including foreign taxation and potential confiscatory levels of taxation and withholding taxes, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

The fund normally invests in a core portfolio of 35-50 stocks. By maintaining a relatively concentrated portfolio, the fund may be subject to greater risk than a fund that is more fully diversified.

2

Columbia Marsico Growth
Fund, Variable Series

Shareholder expense example

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the ongoing costs only and do not reflect any transaction costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class A	Beginning account value January 1, 2007	Ending account value June 30, 2007	Expenses paid during the period* January 1, 2007 to June 30, 2007
Actual	$1,000.00	$1,070.61	$5.03
Hypothetical**	$1,000.00	$1,019.93	$4.91

*  Expenses are equal to the annualized expense ratio of 0.98% for the share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

**  Assumed 5% return per year before expenses.

3

Columbia Funds

Columbia Marsico Growth Fund, Variable Series

Investment portfolio  June 30, 2007 (Unaudited)

Shares		Value
	Common stocks — 87.8%
	Consumer discretionary — 18.3%
	Automobiles — 2.2%
133,889	Toyota Motor Corp., ADR	$16,853,947
	Hotels, restaurants & leisure — 10.6%
266,997	Las Vegas Sands Corp.(a)	20,395,901
490,133	McDonald's Corp.	24,879,151
210,332	MGM Mirage(a)	17,348,183
33,879	Station Casinos, Inc.	2,940,697
40,205	Wynn Resorts Ltd.	3,605,987
390,056	Yum! Brands, Inc.	12,762,632
		81,932,551
	Media — 3.3%
906,402	Comcast Corp., Class A(a)	25,488,024
	Multiline retail — 0.6%
105,452	Macy's, Inc.	4,194,881
	Specialty retail — 1.6%
413,123	Lowe's Companies, Inc.	12,678,745
		141,148,148
	Consumer staples — 3.4%
	Beverages — 1.0%
266,574	Heineken NV, ADR	7,797,290
	Food & staples retailing — 1.3%
276,665	CVS Caremark Corp.	10,084,439
	Food products — 1.1%
232,634	Kraft Foods, Inc., Class A	8,200,348
		26,082,077
	Energy — 5.9%
	Energy equipment & services — 4.3%
42,679	Baker Hughes, Inc.	3,590,584
49,225	Cameron International Corp.(a)	3,518,111
307,650	Schlumberger Ltd.	26,131,791
		33,240,486
	Oil, gas & consumable fuels — 1.6%
70,761	Anadarko Petroleum Corp.	3,678,864
24,417	Apache Corp.	1,992,183
45,657	Devon Energy Corp.	3,574,487
57,278	Marathon Oil Corp.	3,434,389
		12,679,923
		45,920,409
	Financials — 13.0%
	Capital markets — 7.3%
101,526	Goldman Sachs Group, Inc.	22,005,760
197,615	Lehman Brothers Holdings, Inc.	14,726,270
332,188	UBS AG, Registered Shares	19,934,602
		56,666,632

Shares		Value
	Commercial banks — 3.9%
464,500	China Merchants Bank Co., Ltd., Class H	$1,420,746
26,880,000	Industrial & Commercial Bank of China, Class H	14,918,445
381,129	Wells Fargo & Co.	13,404,307
		29,743,498
	Diversified financial services — 0.7%
90,501	Moody's Corp.	5,629,162
	Real estate management & development — 1.1%
155,358	CB Richard Ellis Group, Inc., Class A(a)	5,670,567
65,497	St. Joe Co.	3,035,131
		8,705,698
		100,744,990
	Health care — 10.7%
	Biotechnology — 3.9%
112,667	Amylin Pharmaceuticals, Inc.(a)	4,637,373
262,333	Genentech, Inc.(a)	19,848,115
96,082	Genzyme Corp.(a)	6,187,681
		30,673,169
	Health care providers & services — 5.1%
769,442	UnitedHealth Group, Inc.	39,349,264
	Pharmaceuticals — 1.7%
423,803	Schering-Plough Corp.	12,900,564
		82,922,997
	Industrials — 13.9%
	Aerospace & defense — 6.0%
147,523	Boeing Co.	14,185,812
207,240	General Dynamics Corp.	16,210,313
169,497	Lockheed Martin Corp.	15,954,752
		46,350,877
	Air freight & logistics — 2.0%
143,821	FedEx Corp.	15,959,816
	Construction & engineering — 1.9%
255,318	Jacobs Engineering Group, Inc.(a)	14,683,338
	Road & rail — 4.0%
208,304	Burlington Northern Santa Fe Corp.	17,735,003
113,455	Union Pacific Corp.	13,064,343
		30,799,346
		107,793,377
	Information technology — 9.9%
	Communications equipment — 2.8%
764,951	Cisco Systems, Inc.(a)	21,303,885

See Accompanying Notes to Financial Statements.
4

Columbia Funds

Columbia Marsico Growth Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Shares		Value
	Computers & peripherals — 1.7%
110,848	Apple, Inc.(a)	$13,527,890
4,500	Seagate Technology, Inc., Escrow Shares(b)	45
		13,527,935
	Internet software & services — 1.3%
19,283	Google, Inc., Class A(a)	10,092,337
	IT services — 2.2%
102,234	Mastercard, Inc., Class A	16,957,554
	Semiconductors & semiconductor equipment — 1.9%
609,099	Intel Corp.	14,472,192
		76,353,903
	Materials — 5.9%
	Chemicals — 4.4%
45,371	Air Products & Chemicals, Inc.	3,646,467
229,661	Monsanto Co.	15,511,304
204,302	Praxair, Inc.	14,707,701
		33,865,472
	Metals & mining — 1.5%
144,322	Freeport-McMoRan Copper & Gold, Inc., Class B	11,952,748
		45,818,220
	Telecommunication services — 6.8%
	Diversified telecommunication services — 2.0%
375,065	AT&T, Inc.	15,565,198
	Wireless telecommunication services — 4.8%
325,741	America Movil SA de CV, ADR, Series L	20,173,140
1,587,500	China Mobile Ltd.	17,134,545
		37,307,685
		52,872,883
	Total common stocks (Cost of $570,495,669)	679,657,004
Par
	Short-term obligation — 11.4%
$88,491,000	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/07, due on 06/02/07, at 5.110%, collateralized by a U.S. Government Agency obligation maturing 09/11/20, market value of $90,262,013 (repurchase proceeds $88,528,682)	88,491,000

		Value
Total short-term obligation (Cost of $88,491,000)		$88,491,000
Total Investments (Cost of $658,986,669)(c)	99.2%	768,148,004
Other assets & liabilities, net	0.8%	6,008,416
Net assets	100.0%	$774,156,420

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)  Cost for federal income tax purposes is $659,012,751.

At June 30, 2007, the Fund held investments in the following sectors:

Sector	% of net assets
Consumer discretionary	18.3
Industrials	13.9
Financials	13.0
Health care	10.7
Information technology	9.9
Telecommunication services	6.8
Energy	5.9
Materials	5.9
Consumer staples	3.4
87.8
Short-term obligation	11.4
Other assets & liabilities, net	0.8
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
5

Columbia Marsico Growth Fund, Variable Series

Statement of assets and liabilities  June 30, 2007 (Unaudited)

Assets:
Investments, at cost	$570,495,669
Repurchase agreement, at cost	88,491,000
Investments, at value	679,657,004
Repurchase agreement, at value	88,491,000
Cash	169,899
Receivable for:
Investments sold	5,631,357
Fund shares sold	2,361,565
Interest	25,122
Dividends	473,013
Foreign tax reclaims	98,093
Total assets	776,907,053
Liabilities:
Payable for:
Investments purchased	1,977,094
Fund shares repurchased	93,672
Investment advisory fee	441,448
Administration fee	126,813
Transfer agent fee	599
Pricing and bookkeeping fees	12,050
Trustees' fees	72,258
Custody fee	141
Distribution fees	345
Chief compliance officer expenses	285
Other liabilities	25,928
Total liabilities	2,750,633
Net assets	$774,156,420
Composition of net assets:
Paid-in capital	$671,600,079
Undistributed net investment income	1,809,323
Accumulated net realized loss	(8,414,624)
Net unrealized appreciation on:
Investments	109,161,335
Foreign currency translations	307
Net assets	$774,156,420
Class A:
Net assets	$772,162,274
Shares outstanding	38,002,245
Net asset value per share	$20.32
Class B:
Net assets	$1,994,146
Shares outstanding	98,293
Net asset value per share	$20.29

See Accompanying Notes to Financial Statements.
6

Columbia Marsico Growth Fund, Variable Series

Statement of operations  For the six months ended June 30, 2007 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $97,845)	$3,034,254
Interest	1,248,908
Total investment income	4,283,162
Expenses:
Investment advisory fee	2,283,370
Administration fee	647,271
Distribution fees – Class B	651
Transfer agent fee	91
Pricing and bookkeeping fees	73,452
Trustees' fees	7,690
Custody fee	12,412
Chief compliance officer expenses	285
Other expenses	57,726
Total expenses	3,082,948
Custody earnings credit	(140)
Net expenses	3,082,808
Net investment income	1,200,354
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on:
Investments	7,123,473
Foreign currency transactions	(230)
Net realized gain	7,123,243
Net change in unrealized appreciation on:
Investments	33,649,837
Foreign currency translations	311
Net change in unrealized appreciation	33,650,148
Net gain	40,773,391
Net increase resulting from operations	$41,973,745

See Accompanying Notes to Financial Statements.
7

Columbia Marsico Growth Fund, Variable Series

Statement of changes in net assets

Increase (decrease) in net assets:	(Unaudited) Six months ended June 30, 2007	Year ended December 31, 2006(a)
Operations:
Net investment income	$1,200,354	$606,644
Net realized gain on investments and foreign currency transactions	7,123,243	8,899,851
Net change in unrealized appreciation on investments and foreign currency translations	33,650,148	26,098,385
Net increase from operations	41,973,745	35,604,880
Share transactions:
Class A:
Subscriptions	236,519,032	343,572,740
Redemptions	(25,645,227)	(32,054,701)
Net increase	210,873,805	311,518,039
Class B:
Subscriptions	1,983,126	10,000
Redemptions	(33,766)	—
Net increase	1,949,360	10,000
Net increase from share transactions	212,823,165	311,528,039
Total increase in net assets	254,796,910	347,132,919
Net assets:
Beginning of period	519,359,510	172,226,591
End of period	774,156,420	519,359,510
Undistributed net investment income at end of period	$1,809,323	$608,969
Changes in shares:
Class A:
Subscriptions	11,945,493	19,514,554
Redemptions	(1,299,595)	(1,787,758)
Net increase	10,645,898	17,726,796
Class B:
Subscriptions	99,451	562
Redemptions	(1,720)	—
Net increase	97,731	562

(a)  Class B shares commenced operations on October 2, 2006.

See Accompanying Notes to Financial Statements.
8

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9

Columbia Marsico Growth Fund, Variable Series

Financial highlights

Selected data for a share outstanding throughout each period is as follows:

		Income from investment operations
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments and foreign currency	Total from investment operations	Net asset value, end of period	Total return(b)
Class A
Six Months ended 06/30/2007 (Unaudited)	$18.98	$0.04	$1.30	$1.34	$20.32	7.06	%(d)
Year ended 12/31/2006(f)(g)	17.89	0.04	1.05	1.09	18.98	6.09	(h)
Year ended 12/31/2005	16.65	(0.03)	1.27	1.24	17.89	7.45	(h)
Year ended 12/31/2004	14.73	(0.02)	1.94	1.92	16.65	13.03	(h)
Year ended 12/31/2003	11.28	(0.04)	3.49	3.45	14.73	30.59	(h)
Year ended 12/31/2002	13.45	(0.05)	(2.12)	(2.17)	11.28	(16.13	)(h)

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  The benefits derived from custody credits had an impact of less than 0.01%, except for the year ended December 31, 2006 which had a 0.05% impact.

(d)  Not annualized

(e)  Annualized.

(f)  On May 1, 2006, Nations Marsico Growth Portfolio was renamed Columbia Marsico Growth Fund, Variable Series.

(g)  On October 2, 2006, the Fund's share class was renamed Class A shares.

(h)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
10

Columbia Marsico Growth Fund, Variable Series

Financial highlights (continued)

	Ratios to average net assets/supplemental data
	Net operating expenses(c)		Interest expense		Net expenses(c)		Waiver/ Reimbursement	Net investment income (loss)(c)		Portfolio turnover rate		Net assets, end of period (000's)
Class A
Six Months ended 06/30/2007 (Unaudited)	0.98	%(e)	—		0.98	%(e)	—	0.38	%(e)	19	%(d)	$772,162
Year ended 12/31/2006(f)(g)	1.01		—		1.01		0.15%	0.21		54		519,349
Year ended 12/31/2005	1.09		—		1.09		0.25	(0.15)		69		172,227
Year ended 12/31/2004	1.12		—	%(i)	1.12		0.25	(0.11)		77		153,100
Year ended 12/31/2003	1.13		—	(i)	1.13		0.25	(0.34)		83		95,596
Year ended 12/31/2002	1.14		—	(i)	1.14		0.28	(0.40)		107		56,948

See Accompanying Notes to Financial Statements.
11

Columbia Marsico Growth Fund, Variable Series

Notes to financial statements  June 30, 2007 (Unaudited)

Note 1.  Organization

Columbia Marsico Growth Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, was organized as a Delaware statutory trust on November 24, 1997.

Investment Goal: The Fund seeks long-term growth of capital.

Fund Shares: The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation: Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

12

Columbia Marsico Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions: The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Expenses: General expenses of the Trust are allocated to the Fund based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged directly to the Fund.

Income Recognition: Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings of foreign holdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values: All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status: The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income or excise tax provision is recorded.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Dividends and Distributions to Shareholders: Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared daily and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract,

13

Columbia Marsico Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

December 31, 2006
Distributions paid from:
Ordinary Income*	$608,967
Long-Term Capital Gains	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$116,259,602
Unrealized depreciation	(7,124,349)
Net unrealized appreciation	$109,135,253

The following capital loss carryforwards, determined as of December 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2009	$5,721,025
2010	7,897,511
2011	192,915
$13,811,451

Of the capital loss carryforwards attributable to the fund at December 31, 2006, $4,631,508 ($2,298,335 was utilized in 2006) was obtained upon the Fund's merger with Nations Separate Account Trust Capital Growth Portfolio, of which $2,333,173 remains. The availability of a portion of the capital loss carryforwards acquired by Columbia Marsico Growth Fund, Variable Series as a result of its merger with Nations Separate Account Trust Capital Growth Portfolio may be limited in a given year.

Under current tax rules, certain currency (and capital) losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2006, post-October capital losses of $1,593,828 attributed to security transactions were deferred to January 1, 2007.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based in the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

14

Columbia Marsico Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee: Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 Million	0.74%
$500 Million to $1 Billion	0.69%
$1 Billion to $1.5 Billion	0.64%
$1.5 Billion to $3 Billion	0.59%
$3 Billion to $6 Billion	0.57%
Over $6 Billion	0.55%

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.73% of the Fund's average daily net assets.

Sub-Advisory Fee: Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of BOA, has been retained by Columbia as the investment sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.

Administration Fee: Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees: The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amounts paid and payable to affiliates by the Fund under these arrangements were $7,594 and $1,868, respectively.

Transfer Agent Fee: Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The

15

Columbia Marsico Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Underwriting Discounts and Distribution Fee: Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Fund's shares. The Trust has adopted a distribution plan (the "Distribution Plan") with respect to the Class B shares of the Fund, pursuant to Rule 12b-1 under the 1940 Act. Payments under the Distribution Plan are calculated daily and paid monthly at a maximum annual rate of 0.25% of the average daily net assets of the Class B shares.

Fees Paid to Officers and Trustees: All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants, or if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Custody Credits: The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 5.  Portfolio Information

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government agency obligations and short-term investments, were $238,820,752 and $110,770,717, respectively.

Note 6.  Shares of Beneficial Interest

As of June 30, 2007, the Fund had three shareholders that held 89.5% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7.  Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted

16

Columbia Marsico Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under this arrangement.

Note 8.  Disclosure of Significant Risks and Contingencies

Foreign Securities: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings:  On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

17

Columbia Marsico Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v. AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

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Columbia Marsico Growth Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

Class B

2007 Semiannual Report

A description of the policies and procedures that Columbia Marsico Growth Fund, Variable Series uses to determine how to vote proxies and a copy of the Fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-321-7854. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the SEC's website. Information regarding how the Fund voted proxies relating to portfolio securities is also available from the Fund's website.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Columbia Management Distributors, Inc. and Columbia Management Advisors, LLC are the distributor and investment adviser, respectively, to the Columbia Funds. They and other affiliates of Bank of America Corporation provide services to the Columbia Funds and receive fees for such services.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust I shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Marsico Growth
Fund, Variable Series

Portfolio management

Thomas F. Marsico

Marsico Capital Management, LLC

Performance

Average annual total returns as of 06/30/07

	6 Month (cumulative)	1 Year	5 Year	Since Inception*
Columbia Marsico Growth Fund, VS — B	6.90%	14.96%	8.45%	8.08%
S&P 500 Index	6.96%	20.59%	10.71%	5.07%

*Class B inception date is October 2, 2006.

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. The performance shown also includes fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all insurance charges, fees and expenses been considered, the total returns would have been lower.

Class B is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between Class A shares and Class B shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of Class B shares would have been lower. Class A was initially offered on March 27, 1998.

Annual operating expense ratio*

Class B	1.26%

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Summary

•   For the six-month period that ended June 30, 2007, Columbia Marsico Growth Fund, Variable Series, Class B shares returned 6.90% without insurance charges. The fund outperformed its benchmark, the S&P 500 Index1, which returned 6.96% for the same period. The average return of its peer group, the Morningstar Large Growth VIT Category, was 8.20%.2

•   Strong stock selection in the information technology and telecommunications sectors aided performance during the period. Technology hardware and equipment provider Apple, Inc. returned more than 13% for the fund during the period while Internet software and services company Google, Inc. gained more than 14% (1.7% and 1.3% of net assets, respectively). Wireless telecommunications providers China Mobile Ltd. and America Movil SA de CV posted gains of 26% and 37%, respectively (2.2% and 2.6% of net assets, respectively). In addition, agricultural chemical company Monsanto Co., diversified financial company Goldman Sachs Group, Inc., hotel/casino operator MGM Mirage, energy service company Schlumberger Ltd. and railroad operator Union Pacific Corp. performed well for the fund (2.0%, 2.8%, 2.2%, 3.4% and 1.7% of net assets, respectively).

•   By contrast, stock selection in the health care sector had a significant, negative impact on the fund's performance. Health care services provider UnitedHealth Group, Inc., and biotechnology company Genentech, Inc. posted returns of negative 5% and negative 7% respectively (5.1% and 2.6% of net assets, respectively). An emphasis on consumer discretionary stocks throughout most of the period was also a drag on performance. Consumer-related industries struggled due to concerns fueled, in part, by continued weakness in the housing market and fears that softness in the housing sector could spill over into other areas of the economy, having a negative impact on consumer spending. Auto manufacturer Toyota Motor Corp. (2.2% of net assets), coffee purveyor Starbucks and hotel/casino operator Las Vegas Sands Corp. (2.6% of net assets) experienced price declines. Starbucks

1The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US Stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Columbia Marsico Growth
Fund, Variable Series (Continued)

was sold from the portfolio during the period. In addition, the portfolio was hurt by its modest exposure to energy companies, which were among the strongest performers in the S&P 500 Index.

•   At the end of the period, the portfolio emphasized investments in the consumer discretionary, industrials, financials, health care and information technology sectors, with little exposure to utilities.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

International investing may involve special risks, including foreign taxation and potential confiscatory levels of taxation and withholding taxes, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

The fund normally invests in a core portfolio of 35-50 stocks. By maintaining a relatively concentrated portfolio, the fund may be subject to greater risk than a fund that is more fully diversified.

2

Columbia Marsico Growth
Fund, Variable Series

Shareholder expense example

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the ongoing costs only and do not reflect any transaction costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class B	Beginning account value January 1, 2007	Ending account June 30, 2007	Expenses paid during the period* January 1, 2007 to June 30, 2007
Actual	$1,000.00	$1,068.98	$6.31
Hypothetical**	$1,000.00	$1,018.70	$6.16

*  Expenses are equal to the annualized expense ratio of 1.23% for the share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

**  Assumed 5% return per year before expenses.

3

Columbia Funds

Columbia Marsico Growth Fund, Variable Series

Investment portfolio  June 30, 2007 (Unaudited)

Shares		Value
	Common stocks — 87.8%
	Consumer discretionary — 18.3%
	Automobiles — 2.2%
133,889	Toyota Motor Corp., ADR	$16,853,947
	Hotels, restaurants & leisure — 10.6%
266,997	Las Vegas Sands Corp.(a)	20,395,901
490,133	McDonald's Corp.	24,879,151
210,332	MGM Mirage(a)	17,348,183
33,879	Station Casinos, Inc.	2,940,697
40,205	Wynn Resorts Ltd.	3,605,987
390,056	Yum! Brands, Inc.	12,762,632
		81,932,551
	Media — 3.3%
906,402	Comcast Corp., Class A(a)	25,488,024
	Multiline retail — 0.6%
105,452	Macy's, Inc.	4,194,881
	Specialty retail — 1.6%
413,123	Lowe's Companies, Inc.	12,678,745
		141,148,148
	Consumer staples — 3.4%
	Beverages — 1.0%
266,574	Heineken NV, ADR	7,797,290
	Food & staples retailing — 1.3%
276,665	CVS Caremark Corp.	10,084,439
	Food products — 1.1%
232,634	Kraft Foods, Inc., Class A	8,200,348
		26,082,077
	Energy — 5.9%
	Energy equipment & services — 4.3%
42,679	Baker Hughes, Inc.	3,590,584
49,225	Cameron International Corp.(a)	3,518,111
307,650	Schlumberger Ltd.	26,131,791
		33,240,486
	Oil, gas & consumable fuels — 1.6%
70,761	Anadarko Petroleum Corp.	3,678,864
24,417	Apache Corp.	1,992,183
45,657	Devon Energy Corp.	3,574,487
57,278	Marathon Oil Corp.	3,434,389
		12,679,923
		45,920,409
	Financials — 13.0%
	Capital markets — 7.3%
101,526	Goldman Sachs Group, Inc.	22,005,760
197,615	Lehman Brothers Holdings, Inc.	14,726,270
332,188	UBS AG, Registered Shares	19,934,602
		56,666,632

Shares		Value
	Commercial banks — 3.9%
464,500	China Merchants Bank Co., Ltd., Class H	$1,420,746
26,880,000	Industrial & Commercial Bank of China, Class H	14,918,445
381,129	Wells Fargo & Co.	13,404,307
		29,743,498
	Diversified financial services — 0.7%
90,501	Moody's Corp.	5,629,162
	Real estate management & development — 1.1%
155,358	CB Richard Ellis Group, Inc., Class A(a)	5,670,567
65,497	St. Joe Co.	3,035,131
		8,705,698
		100,744,990
	Health care — 10.7%
	Biotechnology — 3.9%
112,667	Amylin Pharmaceuticals, Inc.(a)	4,637,373
262,333	Genentech, Inc.(a)	19,848,115
96,082	Genzyme Corp.(a)	6,187,681
		30,673,169
	Health care providers & services — 5.1%
769,442	UnitedHealth Group, Inc.	39,349,264
	Pharmaceuticals — 1.7%
423,803	Schering-Plough Corp.	12,900,564
		82,922,997
	Industrials — 13.9%
	Aerospace & defense — 6.0%
147,523	Boeing Co.	14,185,812
207,240	General Dynamics Corp.	16,210,313
169,497	Lockheed Martin Corp.	15,954,752
		46,350,877
	Air freight & logistics — 2.0%
143,821	FedEx Corp.	15,959,816
	Construction & engineering — 1.9%
255,318	Jacobs Engineering Group, Inc.(a)	14,683,338
	Road & rail — 4.0%
208,304	Burlington Northern Santa Fe Corp.	17,735,003
113,455	Union Pacific Corp.	13,064,343
		30,799,346
		107,793,377
	Information technology — 9.9%
	Communications equipment — 2.8%
764,951	Cisco Systems, Inc.(a)	21,303,885

See Accompanying Notes to Financial Statements.
4

Columbia Funds

Columbia Marsico Growth Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Shares		Value
	Computers & peripherals — 1.7%
110,848	Apple, Inc.(a)	$13,527,890
4,500	Seagate Technology, Inc., Escrow Shares(b)	45
		13,527,935
	Internet software & services — 1.3%
19,283	Google, Inc., Class A(a)	10,092,337
	IT services — 2.2%
102,234	Mastercard, Inc., Class A	16,957,554
	Semiconductors & semiconductor equipment — 1.9%
609,099	Intel Corp.	14,472,192
		76,353,903
	Materials — 5.9%
	Chemicals — 4.4%
45,371	Air Products & Chemicals, Inc.	3,646,467
229,661	Monsanto Co.	15,511,304
204,302	Praxair, Inc.	14,707,701
		33,865,472
	Metals & mining — 1.5%
144,322	Freeport-McMoRan Copper & Gold, Inc., Class B	11,952,748
		45,818,220
	Telecommunication services — 6.8%
	Diversified telecommunication services — 2.0%
375,065	AT&T, Inc.	15,565,198
	Wireless telecommunication services — 4.8%
325,741	America Movil SA de CV, ADR, Series L	20,173,140
1,587,500	China Mobile Ltd.	17,134,545
		37,307,685
		52,872,883
	Total common stocks (Cost of $570,495,669)	679,657,004
Par
	Short-term obligation — 11.4%
$88,491,000	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/07, due on 06/02/07, at 5.110%, collateralized by a U.S. Government Agency obligation maturing 09/11/20, market value of $90,262,013 (repurchase proceeds $88,528,682)	88,491,000

Value
Total short-term obligation (Cost of $88,491,000)	$88,491,000

Total Investments (Cost of $658,986,669)(c)	99.2%	768,148,004
Other assets & liabilities, net	0.8%	6,008,416
Net assets	100.0%	$774,156,420

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)  Cost for federal income tax purposes is $659,012,751.

At June 30, 2007, the Fund held investments in the following sectors:

Sector	% of net assets
Consumer discretionary	18.3
Industrials	13.9
Financials	13.0
Health care	10.7
Information technology	9.9
Telecommunication services	6.8
Energy	5.9
Materials	5.9
Consumer staples	3.4
87.8
Short-term obligation	11.4
Other assets & liabilities, net	0.8
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
5

Columbia Marsico Growth Fund, Variable Series

Statement of assets and liabilities  June 30, 2007 (Unaudited)

Assets:
Investments, at cost	$570,495,669
Repurchase agreement, at cost	88,491,000
Investments, at value	679,657,004
Repurchase agreement, at value	88,491,000
Cash	169,899
Receivable for:
Investments sold	5,631,357
Fund shares sold	2,361,565
Interest	25,122
Dividends	473,013
Foreign tax reclaims	98,093
Total assets	776,907,053
Liabilities:
Payable for:
Investments purchased	1,977,094
Fund shares repurchased	93,672
Investment advisory fee	441,448
Administration fee	126,813
Transfer agent fee	599
Pricing and bookkeeping fees	12,050
Trustees' fees	72,258
Custody fee	141
Distribution fees	345
Chief compliance officer expenses	285
Other liabilities	25,928
Total liabilities	2,750,633
Net assets	$774,156,420
Composition of net assets:
Paid-in capital	$671,600,079
Undistributed net investment income	1,809,323
Accumulated net realized loss	(8,414,624)
Net unrealized appreciation on:
Investments	109,161,335
Foreign currency translations	307
Net assets	$774,156,420
Class A:
Net assets	$772,162,274
Shares outstanding	38,002,245
Net asset value per share	$20.32
Class B:
Net assets	$1,994,146
Shares outstanding	98,293
Net asset value per share	$20.29

See Accompanying Notes to Financial Statements.
6

Columbia Marsico Growth Fund, Variable Series

Statement of operations  For the six months ended June 30, 2007 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $97,845)	$3,034,254
Interest	1,248,908
Total investment income	4,283,162
Expenses:
Investment advisory fee	2,283,370
Administration fee	647,271
Distribution fees – Class B	651
Transfer agent fee	91
Pricing and bookkeeping fees	73,452
Trustees' fees	7,690
Custody fee	12,412
Chief compliance officer expenses	285
Other expenses	57,726
Total expenses	3,082,948
Custody earnings credit	(140)
Net expenses	3,082,808
Net investment income	1,200,354
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on:
Investments	7,123,473
Foreign currency transactions	(230)
Net realized gain	7,123,243
Net change in unrealized appreciation on:
Investments	33,649,837
Foreign currency translations	311
Net change in unrealized appreciation	33,650,148
Net gain	40,773,391
Net increase resulting from operations	$41,973,745

See Accompanying Notes to Financial Statements.
7

Columbia Marsico Growth Fund, Variable Series

Statement of changes in net assets

Increase (decrease) in net assets:	(Unaudited) Six months ended June 30, 2007	Year ended December 31, 2006(a)
Operations:
Net investment income	$1,200,354	$606,644
Net realized gain on investments and foreign currency transactions	7,123,243	8,899,851
Net change in unrealized appreciation on investments and foreign currency translations	33,650,148	26,098,385
Net increase from operations	41,973,745	35,604,880
Share transactions:
Class A:
Subscriptions	236,519,032	343,572,740
Redemptions	(25,645,227)	(32,054,701)
Net increase	210,873,805	311,518,039
Class B:
Subscriptions	1,983,126	10,000
Redemptions	(33,766)	—
Net increase	1,949,360	10,000
Net increase from share transactions	212,823,165	311,528,039
Total increase in net assets	254,796,910	347,132,919
Net assets:
Beginning of period	519,359,510	172,226,591
End of period	774,156,420	519,359,510
Undistributed net investment income at end of period	$1,809,323	$608,969
Changes in shares:
Class A:
Subscriptions	11,945,493	19,514,554
Redemptions	(1,299,595)	(1,787,758)
Net increase	10,645,898	17,726,796
Class B:
Subscriptions	99,451	562
Redemptions	(1,720)	—
Net increase	97,731	562

(a)  Class B shares commenced operations on October 2, 2006.

See Accompanying Notes to Financial Statements.
8

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9

Columbia Marsico Growth Fund, Variable Series

Financial highlights

Selected data for a share outstanding throughout the period is as follows:

		Income from investment operations						Ratios to average net assets/supplemental data
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain on investments and foreign currency	Total from investment operations	Net asset value, end of period	Total return(b)(c)		Net expenses(d)(e)	Waiver/ Reimbursement		Net investment income(d)(e)	Portfolio turnover rate(c)	Net assets, end of period (000's)
Class B
Six Months Ended 6/30/2007 (Unaudited)	$18.98	$0.02	$1.29	$1.31	$20.29	6.90%		1.23%	—		0.18%	19%	$1,994
Period Ended 12/31/2006(f)(g)	17.76	0.01	1.21	1.22	18.98	6.87	(h)	1.26	—	%(e)(i)	0.46	54	11

(a) Per share data was calculated using the average shares outstanding during the period.

(b) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(c) Not annualized.

(d) The benefits derived from custody credits had an impact of less than 0.01% except for the period ended December 31, 2006, which had an impact of 0.18%.

(e) Annualized.

(f) On May 1, 2006, Nations Marsico Growth Portfolio was renamed Columbia Marsico Growth Fund, Variable Series.

(g) Class B shares commenced operations on October 2, 2006.

(h) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
10

Columbia Marsico Growth Fund, Variable Series

Financial highlights (continued)

See Accompanying Notes to Financial Statements.
11

Columbia Marsico Growth Fund, Variable Series

Notes to financial statements  June 30, 2007 (Unaudited)

Note 1.  Organization

Columbia Marsico Growth Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, was organized as a Delaware statutory trust on November 24, 1997.

Investment Goal: The Fund seeks long-term growth of capital.

Fund Shares: The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation: Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

12

Columbia Marsico Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions: The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Expenses: General expenses of the Trust are allocated to the Fund based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged directly to the Fund.

Income Recognition: Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings of foreign holdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values: All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status: The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income or excise tax provision is recorded.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Dividends and Distributions to Shareholders: Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared daily and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract,

13

Columbia Marsico Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

December 31, 2006
Distributions paid from:
Ordinary Income*	$608,967
Long-Term Capital Gains	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$116,259,602
Unrealized depreciation	(7,124,349)
Net unrealized appreciation	$109,135,253

The following capital loss carryforwards, determined as of December 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2009	$5,721,025
2010	7,897,511
2011	192,915
$13,811,451

Of the capital loss carryforwards attributable to the fund at December 31, 2006, $4,631,508 ($2,298,335 was utilized in 2006) was obtained upon the Fund's merger with Nations Separate Account Trust Capital Growth Portfolio, of which $2,333,173 remains. The availability of a portion of the capital loss carryforwards acquired by Columbia Marsico Growth Fund, Variable Series as a result of its merger with Nations Separate Account Trust Capital Growth Portfolio may be limited in a given year.

Under current tax rules, certain currency (and capital) losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2006, post-October capital losses of $1,593,828 attributed to security transactions were deferred to January 1, 2007.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based in the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

14

Columbia Marsico Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee: Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 Million	0.74%
$500 Million to $1 Billion	0.69%
$1 Billion to $1.5 Billion	0.64%
$1.5 Billion to $3 Billion	0.59%
$3 Billion to $6 Billion	0.57%
Over $6 Billion	0.55%

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.73% of the Fund's average daily net assets.

Sub-Advisory Fee: Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of BOA, has been retained by Columbia as the investment sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.

Administration Fee: Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees: The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amounts paid and payable to affiliates by the Fund under these arrangements were $7,594 and $1,868, respectively.

Transfer Agent Fee: Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The

15

Columbia Marsico Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Underwriting Discounts and Distribution Fee: Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Fund's shares. The Trust has adopted a distribution plan (the "Distribution Plan") with respect to the Class B shares of the Fund, pursuant to Rule 12b-1 under the 1940 Act. Payments under the Distribution Plan are calculated daily and paid monthly at a maximum annual rate of 0.25% of the average daily net assets of the Class B shares.

Fees Paid to Officers and Trustees: All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants, or if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Custody Credits: The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 5.  Portfolio Information

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government agency obligations and short-term investments, were $238,820,752 and $110,770,717, respectively.

Note 6.  Shares of Beneficial Interest

As of June 30, 2007, the Fund had three shareholders that held 89.5% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7.  Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted

16

Columbia Marsico Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under this arrangement.

Note 8.  Disclosure of Significant Risks and Contingencies

Foreign Securities: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings:  On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

17

Columbia Marsico Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v. AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

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21

Columbia Marsico International Opportunities Fund, Variable Series

Columbia Funds Variable Insurance Trust I

Class B

2007 Semiannual Report

A description of the policies and procedures that Columbia Marsico International Opportunities Fund, Variable Series uses to determine how to vote proxies and a copy of the Fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-321-7854. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the SEC's website. Information regarding how the Fund voted proxies relating to portfolio securities is also available from the Fund's website.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Columbia Management Distributors, Inc. and Columbia Management Advisors, LLC are the distributor and investment adviser, respectively, to the Columbia Funds. They and other affiliates of Bank of America Corporation provide services to the Columbia Funds and receive fees for such services.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust I shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Marsico International
Opportunities Fund, Variable Series

Portfolio management

James G. Gendelman

Marsico Capital Management, LLC

Performance

Average annual total returns as of 06/30/07

	6 Month (cumulative)	1 Year	5 Year	Since Inception*
Columbia Marsico International Opportunities Fund, VS-B	7.15%	23.72%	17.66%	10.93%
MSCI EAFE Index	10.74%	27.00%	17.73%	7.74%

*Inception date is March 27, 1998.

MSCI EAFE since inception returns as of March 31, 1998

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. The performance shown also includes fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all insurance charges, fees and expenses been considered, the total returns would have been lower.

Annual operating expense ratio*

Class B	1.37%

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Summary

•  For the six-month period that ended June 30, 2007, Columbia Marsico International Opportunities Fund, Variable Series returned 7.15%, without insurance charges. The fund underperformed its benchmark, the MSCI EAFE Index, which returned 10.74% for the same period.1 The average return of the fund's peer group, the Morningstar Foreign Large Growth VIT Category was 10.68%.2 All returns were measured in US dollars.

•  Stock selection in the consumer discretionary and materials sectors and disappointments among other selected holdings accounted for the fund's shortfall relative to its benchmark and peer group. Consumer services positions posted an aggregate return of negative 11%. Hotel/casino operator Melco PBL Entertainment Macau Ltd. (1.3% of net assets) declined 41% during the period, hurt by a delay in opening a new property in Macau. Hotel operator Shangri-La Asia Ltd. (0.8% of net assets) also struggled, posting a negative return of 7%. Within the materials sector, the fund's holdings returned 14%. However, that was considerably lower than the 26% gain for the sector within the EAFE Index. Specialty chemical company Lonza Group AG and Syngenta AG (1.6% and 2.1% of net assets, respectively) were the primary laggards. In addition, Chugai Pharmaceutical Co., Ltd. (1.4% of net assets), France-based Vallourec S.A. and financials holdings Mitsui Trust Holdings, Inc. and Northern Rock PLC (1.1% and 0.9% of net assets, respectively) were among the fund's weakest performers. Vallourec S.A. was sold from the portfolio during the period.

•  At the end of the period, the fund emphasized investments in the consumer discretionary and consumer staples sectors, which we added to during the period, and in the financials sector, which we reduced during the period. In addition, the fund maintained substantial positions in the industrials and materials sectors. The fund's largest country allocations were in Switzerland, the United Kingdom, France and Japan. Country and sector weights reflect the stock selection process.

1The MSCI EAFE (Europe, Australasia, Far East) Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Columbia Marsico International Opportunities Fund, Variable Series (Continued)

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

International investing may involve special risks, including foreign taxation and potential confiscatory levels of taxation and withholding taxes, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

The fund normally invests in a core portfolio of 35-50 stocks. By maintaining a relatively concentrated portfolio, the fund may be subject to greater risk than a fund that is more fully diversified.

2

Columbia Marsico International
Opportunities Fund, Variable Series

Shareholder expense example

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the ongoing costs only and do not reflect any transaction costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class B	Beginning account value January 1, 2007	Ending account June 30, 2007	Expenses paid during the period* January 1, 2007 to June 30, 2007
Actual	$1,000.00	$1,072.00	$6.78
Hypothetical**	$1,000.00	$1,018.25	$6.61

*  Expenses are equal to the annualized expense ratio of 1.32% for the share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

**  Assumed 5% return per year before expenses.

3

Columbia Funds

Columbia Marsico International Opportunities Fund, Variable Series

Investment portfolio  June 30, 2007 (Unaudited)

Shares		Value
	Common stocks — 93.2%
	Consumer discretionary — 22.8%
	Auto components — 3.9%
138,615	Continental AG	$19,553,023
	Automobiles — 4.4%
126,160	DaimlerChrysler AG, Registered Shares	11,648,367
171,200	Toyota Motor Corp.	10,794,795
		22,443,162
	Hotels, restaurants & leisure — 5.0%
164,851	Accor SA	14,569,332
514,247	Melco PBL Entertainment Macau Ltd., ADR(a)	6,458,942
1,764,878	Shangri-La Asia Ltd.	4,233,951
		25,262,225
	Household durables — 0.6%
204,032	Gafisa SA	3,194,280
	Media — 5.9%
969,872	British Sky Broadcasting Group PLC	12,430,080
360,094	Grupo Televisa SA, ADR	9,942,195
232,036	JC Decaux SA	7,362,253
		29,734,528
	Specialty retail — 3.0%
646,500	Esprit Holdings Ltd.	8,230,532
64,600	Yamada Denki Co., Ltd.	6,735,814
		14,966,346
		115,153,564
	Consumer staples — 10.8%
	Beverages — 2.2%
142,620	Fomento Economico Mexicano SAB de CV, ADR	5,607,818
95,149	Heineken NV	5,588,757
		11,196,575
	Food & staples retailing — 5.0%
113,987	Shoppers Drug Mart Corp.	5,279,623
2,389,429	Tesco PLC	20,002,613
		25,282,236
	Food products — 1.5%
20,458	Nestle SA, Registered Shares	7,770,013
	Household products — 1.5%
135,915	Reckitt Benckiser PLC	7,442,120
	Personal products — 0.6%
39,148	Beiersdorf AG	2,782,892
		54,473,836
	Energy — 4.9%
	Energy equipment & services — 2.6%
152,555	Schlumberger Ltd.	12,958,022

Shares		Value
	Oil, gas & consumable fuels — 2.3%
5,568,200	CNOOC Ltd.	$6,326,206
43,608	Petroleo Brasileiro SA, ADR	5,288,342
		11,614,548
		24,572,570
	Financials — 17.8%
	Capital markets — 5.6%
156,356	Macquarie Bank Ltd.	11,256,524
615,455	Man Group PLC	7,469,636
158,593	UBS AG, Registered Shares	9,480,538
		28,206,698
	Commercial banks — 6.0%
94,516	Erste Bank der Oesterreichischen Sparkassen AG	7,378,680
103,339	ICICI Bank Ltd., ADR	5,079,112
665,000	Mitsui Trust Holdings, Inc.	5,795,128
393	Mizuho Financial Group, Inc.	2,713,578
84,461	Uniao de Bancos Brasileiros SA, ADR	9,533,113
		30,499,611
	Insurance — 3.5%
245,807	AXA SA	10,547,747
78,720	Swiss Re, Registered Shares	7,174,945
		17,722,692
	Real Estate management & development — 1.8%
1,294,000	CapitaLand Ltd.	6,836,420
344,200	JHSF Participacoes SA(a)	2,007,387
		8,843,807
	Thrifts & mortgage finance — 0.9%
255,237	Northern Rock PLC	4,425,135
		89,697,943
	Health care — 4.6%
	Biotechnology — 1.6%
67,480	Actelion Ltd.(a)	3,011,784
68,524	CSL Ltd.	5,093,278
		8,105,062
	Pharmaceuticals — 3.0%
400,400	Chugai Pharmaceutical Co., Ltd.	7,195,017
43,860	Roche Holding AG, Genusschein Shares	7,780,475
		14,975,492
		23,080,554
	Industrials — 8.7%
	Aerospace & defense — 0.0%
1,483	MTU Aero Engines Holding AG	96,219
	Airlines — 0.5%
74,689	Gol Linhas Aereas Inteligentes SA, ADR	2,463,990

See Accompanying Notes to Financial Statements.
4

Columbia Funds

Columbia Marsico International Opportunities Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Shares		Value
	Building products — 2.5%
68,085	Cie de Saint—Gobain	$7,620,337
137,868	Daikin Industries Ltd.	5,013,807
		12,634,144
	Electrical equipment — 1.3%
288,705	ABB Ltd., Registered Shares	6,496,624
	Road & rail — 0.9%
91,895	Canadian National Railway Co.	4,680,212
	Trading companies & distributors — 1.8%
1,080,000	Marubeni Corp.	8,860,065
	Transportation infrastructure — 1.7%
1,062,000	China Merchants Holdings International Co., Ltd.	5,135,128
1,208,160	Macquarie Infrastructure Group	3,671,429
		8,806,557
		44,037,811
	Information technology — 4.4%
	Communications equipment — 2.3%
58,762	Research In Motion Ltd.(a)	11,751,812
	Computers & peripherals — 0.3%
172,000	FUJITSU Ltd.	1,266,890
	Electronic equipment & instruments — 0.6%
172,000	Nippon Electric Glass Co., Ltd.	3,020,124
	Semiconductors & semiconductor equipment — 0.6%
5,200	Samsung Electronics Co., Ltd.	3,176,818
	Software — 0.6%
74,435	Amdocs Ltd.(a)	2,964,002
		22,179,646
	Materials — 10.9%
	Chemicals — 4.2%
22,736	Linde AG	2,742,893
86,620	Lonza Group AG, Registered Shares	7,949,961
53,471	Syngenta AG, Registered Shares	10,425,777
		21,118,631
	Construction materials — 3.8%
153,905	Cemex SA de CV, ADR, COP(a)	5,679,094
126,340	Holcim Ltd., Registered Shares	13,665,261
		19,344,355
	Metals & mining — 2.9%
7,200	POSCO	3,454,763
142,708	Rio Tinto PLC	10,902,022
		14,356,785
		54,819,771

Shares		Value
	Telecommunication services — 5.0%
	Wireless telecommunication services — 5.0%
126,254	America Movil SA de CV, ADR, Series L	$7,818,910
1,605,500	China Mobile Ltd.	17,328,827
		25,147,737
	Utilities — 3.3%
	Electric utilities — 1.1%
50,149	Electricite de France	5,422,992
	Multi-Utilities — 2.2%
145,723	Veolia Environnement	11,389,431
		16,812,423
	Total common stocks (Cost of $384,513,525)	469,975,855
Par
	Short-term obligation — 6.6%
$33,326,000	Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due 07/02/07 at 5.110%, collateralized by a U.S. Government Agency obligation maturing 02/21/13, market value of $33,996,727 (repurchase proceeds $33,340,191)	33,326,000
	Total short-term obligation (Cost of $33,326,000)	33,326,000

Total investments (Cost of $417,839,525)(b)	99.8%	503,301,855
Other assets & liabilities, net	0.2%	979,622
Net assets	100.0%	$504,281,477

  Notes to investment portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $417,839,525.

See Accompanying Notes to Financial Statements.
5

Columbia Funds

Columbia Marsico International Opportunities Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

The Fund was invested in the following countries at June 30, 2007:

Summary of Securities By Country	Value	% of total investments
Switzerland	$73,755,378	14.6
United Kingdom	65,635,606	13.0
France	56,912,090	11.3
Japan	51,395,219	10.2
Hong Kong	47,713,586	9.5
Germany	36,823,394	7.3
United States*	33,326,000	6.6
Mexico	29,048,019	5.8
Brazil	22,487,113	4.5
Canada	21,711,648	4.3
Australia	20,021,230	4.0
Netherlands Antilles	12,958,022	2.6
Austria	7,378,680	1.5
Singapore	6,836,420	1.4
South Korea	6,631,581	1.3
Netherlands	5,588,757	1.1
India	5,079,112	1.0
	$503,301,855	100.0

* Includes short-term obligation.

Acronym	Name
ADR	American Depositary Receipt

COP	Certificates of Participation

See Accompanying Notes to Financial Statements.
6

Columbia Marsico International Opportunities Fund, Variable Series

Statement of assets and liabilities  June 30, 2007 (Unaudited)

Assets:
Investments, at cost	$417,839,525
Investments, at value	503,301,855
Cash	16,086
Foreign currency (cost of $116,638)	116,737
Receivable for:
Investments sold	5,466,719
Fund shares sold	262,068
Interest	9,461
Dividends	903,663
Foreign tax reclaims	423,653
Total assets	510,500,242
Liabilities:
Payable for:
Investments purchased	5,466,430
Fund shares repurchased	159,597
Investment advisory fee	322,584
Administration fee	77,528
Transfer agent fee	563
Pricing and bookkeeping fees	14,661
Trustees' fees	59,410
Custody fee	3,058
Distribution fees	98,510
Chief compliance officer expenses	259
Other liabilities	16,165
Total liabilities	6,218,765
Net assets	$504,281,477
Composition of net assets:
Paid-in capital	$375,855,975
Undistributed net investment income	5,193,830
Accumulated net realized gain	37,753,587
Net unrealized appreciation on:
Investments	85,462,330
Foreign currency translations	15,755
Net assets	$504,281,477
Shares outstanding	21,436,436
Net asset value per share	$23.52

See Accompanying Notes to Financial Statements.
7

Columbia Marsico International Opportunities Fund, Variable Series

Statement of operations  For the six months ended June 30, 2007 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $748,996)	$6,905,156
Interest	736,075
Total investment income	7,641,231
Expenses:
Investment advisory fee	1,794,954
Administration fee	433,276
Distribution fees	560,923
Transfer agent fee	92
Pricing and bookkeeping fees	65,221
Trustees' fees	14,947
Custody fee	61,741
Chief compliance officer expenses	259
Other expenses	48,839
Total expenses	2,980,252
Custody earnings credit	(449)
Net expenses	2,979,803
Net investment income	4,661,428
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on:
Investments	19,566,237
Foreign currency transactions	(122,023)
Net realized gain	19,444,214
Net change in unrealized appreciation on:
Investments	8,565,196
Foreign currency translations	10,826
Net change in unrealized appreciation	8,576,022
Net gain	28,020,236
Net increase resulting from operations	$32,681,664

See Accompanying Notes to Financial Statements.
8

Columbia Marsico International Opportunities Fund, Variable Series

Statement of changes in net assets

Increase (decrease) in net assets:	(Unaudited) Six Months Ended June 30, 2007	Year Ended December 31, 2006
Operations:
Net investment income	$4,661,428	$653,807
Net realized gain on investments and foreign currency transactions	19,444,214	18,967,177
Net change in unrealized appreciation on investments and foreign currency translations	8,576,022	41,943,786
Net increase operations	32,681,664	61,564,770
Distributions declared to shareholders:
From net investment income	—	(863,489)
From net realized gains	—	(9,115,099)
Total distributions declared to shareholders	—	(9,978,588)
Share transactions:
Subscriptions	94,483,840	203,326,702
Distributions reinvested	—	9,978,588
Redemptions	(22,491,009)	(23,135,432)
Net increase from share transactions	71,992,831	190,169,858
Total increase in net assets	104,674,495	241,756,040
Net assets:
Beginning of period	399,606,982	157,850,842
End of period	504,281,477	399,606,982
Undistributed net investment income at end of period	$5,193,830	$532,402
Changes in shares:
Subscriptions	4,237,972	10,292,923
Issued for distributions reinvested	—	516,490
Redemptions	(1,009,100)	(1,163,578)
Net increase	3,228,872	9,645,835

See Accompanying Notes to Financial Statements.
9

Columbia Marsico International Opportunities Fund, Variable Series

Financial highlights

Selected data for a share outstanding throughout each period is as follows:

		Income from investment operations				Less distributions declared to shareholders
	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss) on investments and foreign currency	Total from investment operations	From net investment income	From net realized gains	Total distributions declared to shareholders	Net asset value, end of period	Total return(b)
Class B
Six Months Ended June 30, 2007 (Unaudited)	$21.95	$0.23		$1.34	$1.57	—	—	—	$23.52	7.15	%(d)
Year Ended 12/31/2006 (f)(g)	18.44	0.05		4.14	4.19	$(0.06)	$(0.62)	$(0.68)	21.95	23.22
Year Ended 12/31/2005	15.74	0.12		2.92	3.04	(0.02)	(0.32)	(0.34)	18.44	19.52
Year Ended 12/31/2004	13.56	0.08		2.17	2.25	(0.05)	(0.02)	(0.07)	15.74	16.59	(i)
Year Ended 12/31/2003	9.67	—	(j)	3.89	3.89	— (j)	—	— (j)	13.56	40.25
Year Ended 12/31/2002	10.44	0.02		(0.79)	(0.77)	— (j)	—	— (j)	9.67	(7.35)

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(c)  The benefits derived from custody credits had an impact of less than 0.01%.

(d)  Not annualized.

(e)  Annualized.

(f)  On May 1, 2006, Nations Marsico International Opportunities Portfolio was renamed Columbia Marsico International Opportunities Fund, Variable Series.

(g)  On October 2, 2006, the Fund's Share class was renamed Class B shares.

(h)  Rounds to less than 0.01%.

(i)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j)  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.
10

Columbia Marsico International Opportunities Fund, Variable Series

Financial highlights (continued)

	Ratios to average net assets/supplemental data
	Net operating expenses(c)		Interest expense		Net expenses(c)		Waiver/ Reimbursement		Net investment income(c)		Portfolio turnover rate		Net assets, end of period (000's)
Class B
Six Months Ended June 30, 2007 (Unaudited)	1.32	%(e)	—		1.32	%(e)	—		2.07	%(e)	54	%(d)	$504,281
Year Ended 12/31/2006 (f)(g)	1.37		—		1.37		—		0.27		102		399,607
Year Ended 12/31/2005	1.49		—		1.49		—	%(h)	0.78		154		157,851
Year Ended 12/31/2004	1.50		—		1.50		0.07		0.53		130		113,124
Year Ended 12/31/2003	1.45		—	%(h)	1.45		0.39		0.02		147		52,611
Year Ended 12/31/2002	1.25		—	%(h)	1.25		1.04		0.15		175		14,819

See Accompanying Notes to Financial Statements.
11

Columbia Marsico International Opportunities Fund, Variable Series

Notes to financial statements  June 30, 2007 (Unaudited)

Note 1.  Organization

Columbia Marsico International Opportunities Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, was organized as a Delaware statutory trust on November 24, 1997.

Investment Goal: The Fund seeks long-term growth of capital.

Fund Shares: The Trust may issue an unlimited number of shares, and the Fund offers one class of shares, Class B. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation:  Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

12

Columbia Marsico International Opportunities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions: The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Income Recognition: Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings of foreign holdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses: General expenses of the Trust are allocated to the Fund based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged directly to the Fund.

Federal Income Tax Status: The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income or excise tax provision is recorded.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invest.

Dividends and Distributions to Shareholders: Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared daily and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

13

Columbia Marsico International Opportunities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

December 31, 2006
Distributions paid from:
Ordinary Income*	$3,696,263
Long-Term Capital Gains	6,282,325

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$96,096,309
Unrealized depreciation	(10,633,979)
Net unrealized appreciation	$85,462,330

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based in the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to the net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee: Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.80% of the Fund's average daily net assets.

Sub-Advisory Fee: Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of BOA, has been retained by Columbia as the investment sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.

Administration Fee: Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.22% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees: The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

14

Columbia Marsico International Opportunities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amounts paid and payable to affiliates by the Fund under these arrangements were $7,594 and $1,868, respectively.

Transfer Agent Fee: Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Underwriting Discounts and Distribution Fee: Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Fund's shares. The Trust has adopted a distribution plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. Payments under the Distribution Plan are calculated daily and paid monthly at a maximum annual rate of 0.25% of the average daily net assets attributable to the Class B shares of the Fund.

Fees Paid to Officers and Trustees: All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants, or if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Custody Credits: The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 5.  Portfolio Information

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government agency obligations and short-term investments, were $285,777,851 and $228,274,873, respectively.

15

Columbia Marsico International Opportunities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Note 6.  Shares of Beneficial Interest

As of June 30, 2007, the Fund had three shareholders that held 90.2% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7.  Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under this arrangement.

Note 8.  Disclosure of Significant Risks and Contingencies

Foreign Securities: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings: On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K Filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

16

Columbia Marsico International Opportunities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complains is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complains is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v. AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Seipel v. Bank of America, N.A. et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A., et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

17

Columbia Mid Cap Growth Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

Class A

2007 Semiannual Report

A description of the policies and procedures that Columbia Mid Cap Growth Fund, Variable Series uses to determine how to vote proxies and a copy of the Fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-321-7854. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the SEC's website. Information regarding how the Fund voted proxies relating to portfolio securities is also available from the Fund's website.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Columbia Management Distributors, Inc. and Columbia Management Advisors, LLC are the distributor and investment adviser, respectively, to the Columbia Funds. They and other affiliates of Bank of America Corporation provide services to the Columbia Funds and receive fees for such services.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust I shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Mid Cap Growth
Fund, Variable Series

Portfolio management

Wayne M. Collette and George J. Myers
co-manage the fund since October 2, 2006.
Columbia Management Advisors, LLC

Performance

Average annual total returns as of 06/30/07

	6 Month (cumulative)	1 Year	5 Year	Since Inception*
Columbia Mid Cap Growth Fund, VS - A	11.96%	17.92%	12.18%	1.89%
Russell MidCap Growth Index	10.97%	19.73%	15.45%	6.85%

*Class A inception is May 1, 2001.

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. The performance shown also includes fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all insurance charges, fees and expenses been considered, the total returns would have been lower.

Annual operating expense ratio*

Class A	1.04%

Annual operating expense ratio

after contractual waivers*

Class A	1.00%

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 04/30/2008. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Summary

•  For the six-month period that ended June 30, 2007, Columbia Mid Cap Growth Fund, Variable Series outperformed its benchmark, the Russell MidCap Growth Index1. The fund slightly underperformed the average return of its peer group, the Morningstar Mid-Cap Growth Funds VIT Category.2 Positive stock selection in eight of ten sectors drove the fund's strong return relative to its benchmark.

•  Holdings in the health care and telecommunications services sectors drove the fund's positive performance during the period. Among top performers were Cytyc Corp. (0.9% of net assets), manufacturer of the ThinPrep cervical cancer screening system, which announced it would soon be acquired by Hologic, Inc. (0.5% of net assets), manufacturer of digital mammography equipment. Hologic's stock has also benefited as hospitals replace older analog devices with digital mammography equipment. Pharmacy benefit manager Medco Health Solutions, Inc. (0.5% of net assets) recently won a large contract and has seen superior enrollment growth along with strong pricing for its services. Among telecommunications services companies, wireless providers Millicom International Cellular SA (0.5% of net assets) and NII Holdings, Inc. (1.1% of net assets) were standout performers due to continued growth of cell phone usage in emerging markets. Stock selection was also positive in the technology and financials sectors, where top performers included Blackberry-provider Research in Motion Ltd. (0.8% of net assets) and Affiliated Managers Group, Inc. (1.2% of net assets).

•  The fund's small position in on-line, for-profit colleges dampened returns slightly as this subset of the consumer discretionary sector outperformed. While the fund remains underweight in this group, we have added a position in DeVry, Inc. (0.5% of net assets), an on-line university offering career-focused academic programs. The fund also gave up some performance because of certain stocks that it did not own but that were top performers for the index.

1The Russell MidCap Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and forecasted growth values. The companies are included in the Russell 1000 Growth Index. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Columbia Mid Cap Growth
Fund, Variable Series (Continued)

•  We have positioned the fund's portfolio to capture the potential of global economic growth. If international demand for goods and services continues to drive that growth, particularly in emerging markets, we plan to expand the fund's exposure to companies with international footprints that can capitalize on global growth and a weak U.S. dollar. We continue to screen the investment universe for growth companies that we believe are attractively valued and that have strong business models, rising profit margins and improving returns on capital.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

Because mid-sized companies often have narrower markets, limited financial resources and stocks that are not as actively traded as large company stocks, their share prices tend to be more volatile.

2

Columbia Mid Cap
Growth Fund, Variable Series

Shareholder expense example

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the ongoing costs only and do not reflect any transaction costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class A	Beginning account value January 1, 2007	Ending account value June 30, 2007	Expenses paid during the period* January 1, 2007 to June 30, 2007
Actual	$1,000.00	$1,119.61	$5.26
Hypothetical**	$1,000.00	$1,019.84	$5.01

*  Expenses are equal to the annualized expense ratio of 1.00% for the share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, ending account values would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

**  Assumed 5% return per year before expenses.

3

Columbia Funds

Columbia Mid Cap Growth Fund, Variable Series

Investment portfolio  June 30, 2007 (Unaudited)

Shares		Value
	Common stocks — 99.2%
	Consumer discretionary — 17.9%
	Auto components — 0.3%
4,840	Goodyear Tire & Rubber Co.(a)	$168,238
	Automobiles — 0.5%
5,080	Harley-Davidson, Inc.	302,819
	Diversified consumer services — 0.5%
9,450	DeVry, Inc.	321,489
	Hotels, restaurants & leisure — 4.6%
7,465	Brinker International, Inc.	218,500
5,000	Darden Restaurants, Inc.	219,950
10,810	Hilton Hotels Corp.	361,811
12,240	International Game Technology, Inc.	485,928
6,090	Orient-Express Hotels Ltd., Class A	325,206
6,680	Scientific Games Corp., Class A(a)	233,466
5,480	Starwood Hotels & Resorts Worldwide, Inc.	367,544
3,980	Wynn Resorts Ltd.	356,966
13,880	Yum! Brands, Inc.	454,154
		3,023,525
	Household durables — 1.5%
10,880	Gafisa SA,ADR(a)	339,456
2,720	Garmin Ltd.	201,198
10,090	Newell Rubbermaid, Inc.	296,949
240	NVR, Inc.(a)	163,140
		1,000,743
	Internet & catalog retail — 0.7%
6,800	Priceline.com, Inc.(a)	467,432
	Media — 2.1%
6,540	EchoStar Communications Corp., Class A(a)	283,640
14,440	Grupo Televisa SA, ADR	398,688
5,480	Lamar Advertising Co., Class A	343,925
14,190	Regal Entertainment Group, Class A	311,187
		1,337,440
	Multiline retail — 1.9%
7,550	J.C. Penney Co., Inc.	546,469
13,371	Nordstrom, Inc.	683,525
		1,229,994
	Specialty retail — 4.0%
2,590	Abercrombie & Fitch Co., Class A	189,018
4,730	American Eagle Outfitters, Inc.	121,372
1,470	Autozone, Inc.(a)	200,831
5,660	Bed Bath & Beyond, Inc.(a)	203,703
12,370	Chico's FAS, Inc.(a)	301,086
13,940	Coldwater Creek, Inc.(a)	323,826
18,260	GameStop Corp., Class A(a)	713,966
11,090	TJX Companies, Inc.	304,975
10,650	Urban Outfitters, Inc.(a)	255,920
		2,614,697

Shares		Value
	Textiles, apparel & luxury goods — 1.8%
14,954	Coach, Inc.(a)	$708,670
3,760	CROCS, Inc.(a)	161,793
3,052	Polo Ralph Lauren Corp.	299,432
		1,169,895
		11,636,272
	Consumer staples — 5.3%
	Beverages — 0.7%
4,030	Fomento Economico Mexicano SAB de CV, ADR	158,460
9,030	Pepsi Bottling Group, Inc.	304,130
		462,590
	Food & staples retailing — 0.5%
10,560	Kroger Co.	297,053
	Food products — 2.0%
5,800	Campbell Soup Co.	225,098
7,540	H.J. Heinz Co.	357,924
2,285	Hershey Co.	115,667
8,540	McCormick & Co., Inc.	326,057
5,170	Wm. Wrigley Jr. Co.	285,953
		1,310,699
	Personal products — 1.8%
15,380	Avon Products, Inc.	565,215
8,140	Bare Escentuals, Inc.(a)	277,981
6,920	Estee Lauder Companies, Inc., Class A	314,929
		1,158,125
	Tobacco — 0.3%
3,710	UST, Inc.	199,264
		3,427,731
	Energy — 10.3%
	Energy equipment & services — 4.4%
6,740	BJ Services Co.	191,686
3,780	Cameron International Corp.(a)	270,156
3,070	Diamond Offshore Drilling, Inc.	311,789
3,600	ENSCO International, Inc.	219,636
3,500	FMC Technologies, Inc.(a)	277,270
4,230	GlobalSantaFe Corp.	305,617
4,830	Grant Prideco, Inc.(a)	259,999
6,050	National-Oilwell Varco, Inc.(a)	630,652
4,180	Superior Energy Services, Inc.(a)	166,866
4,630	Weatherford International Ltd.(a)	255,761
		2,889,432
	Oil, gas & consumable fuels — 5.9%
5,280	Cameco Corp.	267,907
13,460	Chesapeake Energy Corp.	465,716
16,372	Continental Resources Inc/OK(a)	261,952
15,270	Denbury Resources, Inc.(a)	572,625
5,300	Helix Energy Solutions Group, Inc.(a)	211,523
5,190	Peabody Energy Corp.	251,092
2,042	Petroplus Holdings AG(a)	209,645
3,280	Plains Exploration & Production Co.(a)	156,817
9,250	Range Resources Corp.	346,043

See Accompanying Notes to Financial Statements.
4

Columbia Funds

Columbia Mid Cap Growth Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Shares		Value
	Oil, gas & consumable fuels — (continued)
8,950	Southwestern Energy Co.(a)	$398,275
2,090	Sunoco, Inc.	166,531
14,280	Uranium One, Inc.(a)	181,910
10,350	Williams Companies, Inc.	327,267
		3,817,303
		6,706,735
	Financials — 7.9%
	Capital markets — 3.8%
5,880	Affiliated Managers Group, Inc.(a)	757,109
11,450	E*TRADE Financial Corp.(a)	252,930
6,659	Janus Capital Group, Inc.	185,387
5,870	Lazard Ltd., Class A	264,326
1,910	Legg Mason, Inc.	187,906
12,070	T. Rowe Price Group, Inc.	626,312
8,720	TD Ameritrade Holding Corp.(a)	174,400
		2,448,370
	Commercial banks — 0.6%
4,030	East West Bancorp, Inc.	156,686
3,480	Zions Bancorporation	267,647
		424,333
	Diversified financial services — 1.3%
560	CME Group Inc.	299,242
1,820	IntercontinentalExchange, Inc.(a)	269,087
2,196	Nymex Holdings, Inc.	275,883
		844,212
	Insurance — 0.7%
5,190	Ambac Financial Group, Inc.	452,516
	Real estate investment trusts (REITs) — 0.5%
7,260	CapitalSource, Inc.	178,524
2,940	General Growth Properties, Inc.	155,673
		334,197
	Real estate management & development — 0.8%
5,480	CB Richard Ellis Group, Inc., Class A(a)	200,020
2,920	Jones Lang LaSalle, Inc.	331,420
		531,440
	Thrifts & mortgage finance — 0.2%
6,619	People's United Financial, Inc.	117,355
		5,152,423
	Health care — 14.9%
	Biotechnology — 1.0%
4,000	Celgene Corp.(a)	229,320
5,320	Cephalon, Inc.(a)	427,675
		656,995

Shares		Value
	Health care equipment & supplies — 5.0%
3,960	C.R. Bard, Inc.	$327,215
13,050	Cytyc Corp.(a)	562,585
5,750	Dade Behring Holdings, Inc.	305,440
4,260	Gen-Probe, Inc.(a)	257,389
6,430	Hologic, Inc.(a)	355,643
2,140	Intuitive Surgical, Inc.(a)	296,968
5,390	Kyphon, Inc.(a)	259,529
5,470	Mindray Medical International Ltd., ADR	166,999
3,650	ResMed, Inc.(a)	150,599
4,700	Sirona Dental Systems, Inc.(a)	177,801
8,390	St. Jude Medical, Inc.(a)	348,101
		3,208,269
	Health care providers & services — 4.3%
3,860	Coventry Health Care, Inc.(a)	222,529
3,060	DaVita, Inc.(a)	164,873
9,890	Express Scripts, Inc.(a)	494,599
2,290	Henry Schein, Inc.(a)	122,355
2,213	Humana, Inc.(a)	134,794
4,970	Laboratory Corp. of America Holdings(a)	388,952
4,080	Manor Care, Inc.	266,383
5,200	McKesson Corp.	310,128
4,580	Medco Health Solutions, Inc.(a)	357,194
3,630	Quest Diagnostics, Inc.	187,489
4,108	VCA Antech, Inc.(a)	154,831
		2,804,127
	Health care technology — 0.5%
6,660	Allscripts Healthcare Solutions, Inc.(a)	169,697
5,070	IMS Health, Inc.	162,899
		332,596
	Life sciences tools & services — 1.9%
2,880	Covance, Inc.(a)	197,453
6,970	Pharmaceutical Product Development, Inc.	266,742
10,440	Thermo Fisher Scientific, Inc.(a)	539,956
4,080	Waters Corp.(a)	242,189
		1,246,340
	Pharmaceuticals — 2.2%
11,560	Allergan, Inc.	666,318
6,750	Forest Laboratories, Inc.(a)	308,138
7,500	Mylan Laboratories, Inc.	136,425
4,540	Shire PLC, ADR	336,550
		1,447,431
		9,695,758
	Industrials — 12.4%
	Aerospace & defense — 3.3%
4,330	BE Aerospace, Inc.(a)	178,829
5,720	Goodrich Corp.	340,683
3,150	L-3 Communications Holdings, Inc.	306,779
5,684	Precision Castparts Corp.	689,810
8,710	Rockwell Collins, Inc.	615,274
		2,131,375

See Accompanying Notes to Financial Statements.
5

Columbia Funds

Columbia Mid Cap Growth Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Shares		Value
	Air freight & logistics — 0.9%
6,070	C.H. Robinson Worldwide, Inc.	$318,796
6,200	Expeditors International Washington, Inc.	256,060
		574,856
	Airlines — 0.3%
5,250	Continental Airlines, Inc., Class B(a)	177,818
	Commercial services & supplies — 2.1%
2,830	Dun & Bradstreet Corp.	291,434
6,310	Equifax, Inc.	280,290
3,640	Monster Worldwide, Inc.(a)	149,604
4,790	Resources Connection, Inc.	158,932
8,020	Robert Half International, Inc.	292,730
4,640	Stericycle, Inc.(a)	206,294
		1,379,284
	Construction & engineering — 0.6%
1,650	Fluor Corp.	183,761
3,710	Jacobs Engineering Group, Inc.(a)	213,362
		397,123
	Electrical equipment — 1.2%
5,930	Roper Industries, Inc.	338,603
7,560	Suntech Power Holdings Co., Ltd.(a)	275,713
3,410	Thomas & Betts Corp.(a)	197,780
		812,096
	Industrial conglomerates — 0.7%
5,340	McDermott International, Inc.(a)	443,861
	Machinery — 3.3%
4,030	Cummins, Inc.	407,876
2,910	ITT Corp.	198,695
8,028	Joy Global, Inc.	468,273
3,280	Oshkosh Truck Corp.	206,378
2,290	Parker Hannifin Corp.	224,214
7,160	Pentair, Inc.	276,161
5,030	Terex Corp.(a)	408,939
		2,190,536
		8,106,949
	Information technology — 17.6%
	Communications equipment — 1.9%
3,920	Harris Corp.	213,836
2,730	Research In Motion Ltd.(a)	545,973
10,894	Riverbed Technology, Inc.(a)	477,375
		1,237,184
	Computers & peripherals — 1.4%
17,530	Network Appliance, Inc.(a)	511,876
7,590	SanDisk Corp.(a)	371,455
		883,331
	Electronic equipment & instruments — 0.7%
7,320	Amphenol Corp., Class A	260,958
6,124	Trimble Navigation Ltd.(a)	197,193
		458,151

Shares		Value
	Internet software & services — 1.0%
6,630	Akamai Technologies, Inc.(a)	$322,483
3,860	Equinix, Inc.(a)	353,074
		675,557
	IT services — 3.3%
4,220	Alliance Data Systems Corp.(a)	326,122
3,820	CheckFree Corp.(a)	153,564
5,150	Cognizant Technology Solutions Corp., Class A(a)	386,714
1,620	DST Systems, Inc.(a)	128,320
7,840	Electronic Data Systems Corp.	217,403
5,900	Fiserv, Inc.(a)	335,120
6,351	Global Payments, Inc.	251,817
8,750	Paychex, Inc.	342,300
		2,141,360
	Semiconductors & semiconductor equipment — 5.9%
10,100	Analog Devices, Inc.	380,164
8,000	Broadcom Corp., Class A(a)	234,000
9,170	Intersil Corp., Class A	288,488
5,010	Lam Research Corp.(a)	257,514
10,870	Maxim Integrated Products, Inc.	363,167
15,872	MEMC Electronic Materials, Inc.(a)	970,096
8,960	National Semiconductor Corp.	253,299
11,670	NVIDIA Corp.(a)	482,088
4,730	Varian Semiconductor Equipment Associates, Inc.(a)	189,484
5,540	Verigy Ltd.(a)	158,499
9,240	Xilinx, Inc.	247,355
		3,824,154
	Software — 3.4%
11,250	Activision, Inc.(a)	210,037
6,050	Autodesk, Inc.(a)	284,834
7,630	BMC Software, Inc.(a)	231,189
5,007	Citrix Systems, Inc.(a)	168,586
3,260	FactSet Research Systems, Inc.	222,821
12,540	Intuit, Inc.(a)	377,203
9,200	McAfee, Inc.(a)	323,840
3,430	Salesforce.com, Inc.(a)	147,010
9,070	THQ, Inc.(a)	276,816
		2,242,336
		11,462,073
	Materials — 4.8%
	Chemicals — 1.2%
4,890	Potash Corp. of Saskatchewan, Inc.	381,273
1,640	Wacker Chemie AG	387,286
		768,559
	Construction materials — 0.8%
4,460	Eagle Materials, Inc.	218,763
2,980	Vulcan Materials Co.	341,329
		560,092
	Containers & packaging — 0.6%
3,820	Ball Corp.	203,110
7,057	Crown Holdings, Inc.(a)	176,213
		379,323

See Accompanying Notes to Financial Statements.
6

Columbia Funds

Columbia Mid Cap Growth Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Shares		Value
	Metals & mining — 2.2%
4,160	Allegheny Technologies, Inc.	$436,301
4,190	Carpenter Technology Corp.	545,999
4,425	Freeport-McMoRan Copper & Gold, Inc.	366,478
2,330	Titanium Metals Corp.(a)	74,327
		1,423,105
		3,131,079
	Telecommunication services — 5.6%
	Diversified telecommunication services — 0.8%
8,490	Cogent Communications Group, Inc.(a)	253,596
17,650	Windstream Corp.	260,514
		514,110
	Wireless telecommunication services — 4.8%
20,240	American Tower Corp., Class A(a)	850,080
14,400	Crown Castle International Corp.(a)	522,288
5,279	Leap Wireless International, Inc.(a)	446,076
4,537	MetroPCS Communications, Inc.(a)	149,903
3,650	Millicom International Cellular SA(a)	334,486
8,880	NII Holdings, Inc.(a)	716,971
3,070	SBA Communications Corp., Class A(a)	103,121
		3,122,925
		3,637,035
	Utilities — 2.5%
	Electric utilities — 0.9%
3,900	Allegheny Energy, Inc.(a)	201,786
8,580	PPL Corp.	401,458
		603,244
	Gas utilities — 0.6%
7,410	Questar Corp.	391,619
	Independent power producers & energy Traders — 1.0%
14,180	AES Corp.(a)	310,258
3,780	Constellation Energy Group, Inc.	329,503
		639,761
		1,634,624
	Total common stocks (Cost of $55,273,370)	64,590,679

Total investments (Cost of $55,273,370)(b)	99.2%	64,590,679
Other assets & liabilities, net	0.8%	536,948
Net assets	100.0%	$65,127,627

Notes to investment portfolio:

(a)  Non-income producing

(b)  Cost for federal income tax purposes is $55,274,502.

At June 30, 2007, the Fund held investments in the following sectors:

Sector	% of net assets
Consumer discretionary	17.9
Information technology	17.6
Health care	14.9
Industrials	12.4
Energy	10.3
Financials	7.9
Telecommunication services	5.6
Consumer staples	5.3
Materials	4.8
Utilities	2.5
99.2
Other assets & liabilities, net	0.8
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
7

Columbia Mid Cap Growth Fund, Variable Series

Statement of assets and liabilities  June 30, 2007 (Unaudited)

Assets:
Investments, at cost	$55,273,370
Investments, at value	64,590,679
Receivable for:
Investments sold	1,981,806
Fund shares sold	20,374
Dividends	19,497
Foreign tax reclaims	3,087
Expense reimbursement due from Investment Advisor	10,185
Total assets	66,625,628
Liabilities:
Payable to custodian bank	11,086
Payable for:
Investments purchased	1,361,229
Fund shares repurchased	14,451
Investment advisory fee	35,227
Administration fee	6,621
Transfer agent fee	263
Pricing and bookkeeping fees	6,348
Trustees' fees	37,306
Audit fee	18,478
Custody fee	960
Distribution fees	2
Chief compliance officer expenses	196
Other liabilities	5,834
Total liabilities	1,498,001
Net assets	$65,127,627
Net assets consist of:
Paid-in capital	$39,904,548
Undistributed net investment income	125,303
Accumulated net realized gain	15,780,485
Net unrealized appreciation (depreciation) on:
Investments	9,317,309
Foreign currency translations	(18)
Net assets	$65,127,627
Class A:
Net assets	$65,115,635
Shares outstanding	6,561,393
Net asset value per share	$9.92
Class B: (a)
Net assets	$11,992
Shares outstanding	1,211
Net asset value per share	$9.91

(a)  Net asset value rounds to $9.91 per share due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.
8

Columbia Mid Cap Growth Fund, Variable Series

Statement of operations  For the six months ended June 30, 2007 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $1,188)	$361,795
Interest	23,296
Total investment income	385,091
Expenses:
Investment advisory fee	211,159
Administration fee	43,250
Distribution fees – Class B	14
Transfer agent fee	45
Pricing and bookkeeping fees	33,320
Trustees' fees	5,627
Custody fee	6,615
Audit fee	18,441
Chief compliance officer expenses	196
Other expenses	29,038
Total expenses	347,705
Fees and expenses waived or reimbursed by Investment Advisor	(22,618)
Custody earnings credit	(213)
Net expenses	324,874
Net investment income	60,217
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on:
Investments	3,706,310
Foreign currency transactions	(2,821)
Net realized gain	3,703,489
Net change in unrealized appreciation (depreciation) on:
Investments	3,678,209
Foreign currency translations	(17)
Net change in unrealized appreciation	3,678,192
Net gain	7,381,681
Net increase resulting from operations	$7,441,898

See Accompanying Notes to Financial Statements.
9

Columbia Mid Cap Growth Fund, Variable Series

Statement of changes in net assets

Increase (decrease) in net assets:	(Unaudited) Six months ended June 30, 2007	Year ended December 31, 2006(a)
Operations:
Net investment income	$60,217	$68,313
Net realized gain on investments and foreign currency transactions	3,703,489	12,227,885
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	3,678,192	(1,705,922)
Net increase resulting from operations	7,441,898	10,590,276
Distributions declared to shareholders:
From net realized gains:	—	(3,051,847)
Share transactions:
Class A:
Subscriptions	496,639	1,079,094
Distributions reinvested	—	3,051,847
Redemptions	(7,010,266)	(11,435,997)
Net decrease	(6,513,627)	(7,305,056)
Class B:
Subscriptions	—	10,000
Net increase	—	10,000
Net decrease from share transactions	(6,513,627)	(7,295,056)
Total increase in net assets	928,271	243,373
Net assets:
Beginning of period	64,199,356	63,955,983
End of period	65,127,627	64,199,356
Undistributed net investment income at end of period	$125,303	$65,086
Changes in shares:
Class A:
Subscriptions	51,473	125,734
Issued for distributions reinvested	—	374,001
Redemptions	(738,065)	(1,325,262)
Net decrease	(686,592)	(825,527)
Class B:
Subscriptions	—	1,211
Net increase	—	1,211

(a)  Class B shares commenced operations on October 2, 2006.

See Accompanying Notes to Financial Statements.
10

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11

Columbia Mid Cap Growth Fund, Variable Series

Financial highlights

Selected data for a share outstanding throughout each period is as follows:

		Income from investment operations			Less distributions declared to shareholders
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments and foreign currency	Total from investment operations	From net realized gains	Net asset value, end of period	Total return(b)
Class A
Six months ended 06/30/2007 (Unaudited)	$8.86	$0.01	$1.05	$1.06	$—	$9.92	11.96	%(d)(e)
Year ended 12/31/2006(g)(h)	7.92	0.01	1.35	1.36	(0.42)	8.86	17.69	(e)
Year ended 12/31/2005	8.10	(0.01)	0.40	0.39	(0.57)	7.92	5.19	(e)
Year ended 12/31/2004	7.10	(0.03)	1.03	1.00	—	8.10	14.08	(e)
Year ended 12/31/2003	5.57	(0.03)	1.56	1.53	—	7.10	27.47
Year ended 12/31/2002	8.44	(0.02)	(2.85)	(2.87)	—	5.57	(34.00)

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  The benefits derived from custody credits had an impact of less than 0.01%, except for the year ended December 31, 2005 and 2006, which had an impact of 0.04% and 0.03%, respectively.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Annualized.

(g)  On May 1, 2006, Nations Marsico MidCap Growth Portfolio was renamed Columbia Marsico Mid Cap Growth Fund, Variable Series and effective October 2, 2006, Columbia Marsico Mid Cap Growth Fund, Variable Series was renamed Columbia Mid Cap Growth Fund, Variable Series.

(h)  On October 2, 2006, the Fund's share class was renamed Class A shares.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
12

Columbia Mid Cap Growth Fund, Variable Series

Financial highlights (continued)

	Ratios to average net assets/supplemental data
	Net operating expenses(c)		Interest expense		Net expenses(c)		Waiver/ Reimbursement		Net investment income (loss)(c)		Portfolio turnover rate		Net assets, end of period (000's)
Class A
Six months ended 06/30/2007 (Unaudited)	1.00	%(f)	—		1.00	%(f)	0.07	%(f)	0.19	%(f)	59	%(d)	$65,116
Year ended 12/31/2006(g)(h)	1.00		—		1.00		0.22		0.11		176		64,189
Year ended 12/31/2005	1.00		—		1.00		0.33		(0.13)		57		63,956
Year ended 12/31/2004	1.00		—	%(i)	1.00		0.38		(0.49)		151		59,233
Year ended 12/31/2003	1.00		—		1.00		0.48		(0.41)		56		38,540
Year ended 12/31/2002	1.00		—		1.00		1.02		(0.38)		49		12,641

See Accompanying Notes to Financial Statements.
13

Columbia Mid Cap Growth Fund, Variable Series

Notes to financial statements  June 30, 2007 (Unaudited)

Note 1.  Organization

Columbia Mid Cap Growth Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, was organized as a Delaware statutory trust on November 24, 1997.

Investment Goal: The Fund seeks long-term capital growth by investing primarily in equity securities.

Fund Shares: The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation: Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

14

Columbia Mid Cap Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions: The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Expenses: General expenses of the Trust are allocated to the Fund based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged directly to the Fund.

Income Recognition: Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings of foreign holdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values: All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status: The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income or excise tax provision is recorded.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Dividends and Distributions to Shareholders: Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

15

Columbia Mid Cap Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

December 31, 2006
Distributions paid from:
Ordinary Income*	$2,137,371
Long-Term Capital Gains	914,476

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$10,232,044
Unrealized depreciation	(915,867)
Net unrealized appreciation	$9,316,177

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based in the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee: Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.65% of the Fund's average daily net assets.

Administration Fee: Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees: The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street.

16

Columbia Mid Cap Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amounts paid and payable to affiliates by the Fund under these arrangements were $7,594 and $1,868, respectively.

Transfer Agent Fee: Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Underwriting Discounts and Distribution Fee: Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Fund's shares. The Trust has adopted a distribution plan (the "Distribution Plan") with respect to the Class B shares of the Fund, pursuant to Rule 12b-1 under the 1940 Act. Payments under the Distribution Plan are calculated daily and paid monthly at a maximum annual rate of 0.25% of the average daily net assets of the Class B shares.

Fees Paid to Officers and Trustees: All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants, or if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Custody Credits: The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Expense Limits and Fee Waivers: Columbia has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual operating expenses (exclusive of distribution and shareholder servicing fees and interest) do not exceed 1.00% annually through April 30, 2008. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

Note 5.  Portfolio Information

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government agency obligations and short-term investments, were $37,972,254 and $44,731,316, respectively.

17

Columbia Mid Cap Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Note 6.  Shares of Beneficial Interest

As of June 30, 2007, the Fund had two shareholders that held 94.8% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7.  Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under this arrangement.

Note 8.  Disclosure of Significant Risks and Contingencies

Foreign Securities: There are certain additional risks involved when investing in foreign securities that are not inherent to investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings: On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has

18

Columbia Mid Cap Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v. AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A., et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

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Columbia Mid Cap Growth Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

Class B

2007 Semiannual Report

A description of the policies and procedures that Columbia Mid Cap Growth Fund, Variable Series uses to determine how to vote proxies and a copy of the Fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-321-7854. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the SEC's website. Information regarding how the Fund voted proxies relating to portfolio securities is also available from the Fund's website.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Columbia Management Distributors, Inc. and Columbia Management Advisors, LLC are the distributor and investment adviser, respectively, to the Columbia Funds. They and other affiliates of Bank of America Corporation provide services to the Columbia Funds and receive fees for such services.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust I shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Mid Cap
Growth Fund, Variable Series

Portfolio management

Wayne Collette and George Myers,

Co-manage the fund since October 2, 2006

Columbia Management Advisors, LLC

Average annual total returns (as of 06/30/07)

	6 Month (cumulative)	1 Year	5 Year	Since Inception*
Columbia MidCap Growth Fund, VS - B	11.98%	17.52%	12.10%	1.84%
Russell MidCap Growth Index	10.97%	19.73%	15.45%	6.85%

*Class B inception date is October 2, 2006.

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. The performance shown also includes fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all insurance charges, fees and expenses been considered, the total returns would have been lower.

Class B is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between Class A shares and Class B shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of Class B shares would have been lower. Class A was initially offered on May 1, 2001.

Annual operating expense ratio*
Class B	1.29%
Annual operating expense ratio after contractual waivers*
Class B	1.25%

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 04/30/2008. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Summary

•  For the six-month period that ended June 30, 2007, Columbia Mid Cap Growth Fund, Variable Series outperformed its benchmark, the Russell MidCap Growth Index1. The fund slightly underperformed the average return of its peer group, the Morningstar Mid-Cap Growth Funds VIT Category.2 Positive stock selection in eight of ten sectors drove the fund's strong return relative to its benchmark.

•  Holdings in the health care and telecommunications services sectors drove the fund's positive performance during the period. Among top performers were Cytyc Corp. (0.9% of net assets), manufacturer of the ThinPrep cervical cancer screening system, which announced it would soon be acquired by Hologic, Inc. (0.5% of net assets), manufacturer of digital mammography equipment. Hologic's stock has also benefited as hospitals replace older analog devices with digital mammography equipment. Pharmacy benefit manager Medco Health Solutions, Inc. (0.5% of net assets) recently won a large contract and has seen superior enrollment growth along with strong pricing for its services. Among telecommunications services companies, wireless providers Millicom International Cellular SA (0.5% of net assets) and NII Holdings, Inc. (1.1% of net assets) were standout performers due to continued growth of cell phone usage in emerging markets. Stock selection was also positive in the technology and financials sectors, where top performers included Blackberry-provider Research in Motion Ltd. (0.8% of net assets) and Affiliated Managers Group, Inc. (1.2% of net assets).

•  The fund's small position in on-line, for-profit colleges dampened returns slightly as this subset of the consumer discretionary sector outperformed. While the fund remains underweight in this group, we have added a position in DeVry, Inc. (0.5% of net assets), an on-line university offering career-focused academic programs. The fund also gave up some performance because of certain stocks that it did not own but that were top performers for the index.

1The Russell MidCap Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and forecasted growth values. The companies are included in the Russell 1000 Growth Index. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Columbia Mid Cap
Growth Fund, Variable Series (Continued)

•  We have positioned the fund's portfolio to capture the potential of global economic growth. If international demand for goods and services continues to drive that growth, particularly in emerging markets, we plan to expand the fund's exposure to companies with international footprints that can capitalize on global growth and a weak U.S. dollar. We continue to screen the investment universe for growth companies that we believe are attractively valued and that have strong business models, rising profit margins and improving returns on capital.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

Because mid-sized companies often have narrower markets, limited financial resources and stocks that are not as actively traded as large company stocks, their share prices tend to be more volatile.

2

Columbia Mid Cap
Growth Fund, Variable Series

Shareholder expense example

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the ongoing costs only and do not reflect any transaction costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class B	Beginning account value January 1, 2007	Ending account value June 30, 2007	Expenses paid during the period* January 1, 2007 to June 30, 2007
Actual	$1,000.00	$1,119.81	$6.57
Hypothetical**	$1,000.00	$1,018.60	$6.26

*  Expenses are equal to the annualized expense ratio of 1.25% for the share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, ending account values would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

**  Assumed 5% return per year before expenses.

3

Columbia Funds

Columbia Mid Cap Growth Fund, Variable Series

Investment portfolio  June 30, 2007 (Unaudited)

Shares		Value
	Common stocks — 99.2%
	Consumer discretionary — 17.9%
	Auto components — 0.3%
4,840	Goodyear Tire & Rubber Co.(a)	$168,238
	Automobiles — 0.5%
5,080	Harley-Davidson, Inc.	302,819
	Diversified consumer services — 0.5%
9,450	DeVry, Inc.	321,489
	Hotels, restaurants & leisure — 4.6%
7,465	Brinker International, Inc.	218,500
5,000	Darden Restaurants, Inc.	219,950
10,810	Hilton Hotels Corp.	361,811
12,240	International Game Technology, Inc.	485,928
6,090	Orient-Express Hotels Ltd., Class A	325,206
6,680	Scientific Games Corp., Class A(a)	233,466
5,480	Starwood Hotels & Resorts Worldwide, Inc.	367,544
3,980	Wynn Resorts Ltd.	356,966
13,880	Yum! Brands, Inc.	454,154
		3,023,525
	Household durables — 1.5%
10,880	Gafisa SA,ADR(a)	339,456
2,720	Garmin Ltd.	201,198
10,090	Newell Rubbermaid, Inc.	296,949
240	NVR, Inc.(a)	163,140
		1,000,743
	Internet & catalog retail — 0.7%
6,800	Priceline.com, Inc.(a)	467,432
	Media — 2.1%
6,540	EchoStar Communications Corp., Class A(a)	283,640
14,440	Grupo Televisa SA, ADR	398,688
5,480	Lamar Advertising Co., Class A	343,925
14,190	Regal Entertainment Group, Class A	311,187
		1,337,440
	Multiline retail — 1.9%
7,550	J.C. Penney Co., Inc.	546,469
13,371	Nordstrom, Inc.	683,525
		1,229,994
	Specialty retail — 4.0%
2,590	Abercrombie & Fitch Co., Class A	189,018
4,730	American Eagle Outfitters, Inc.	121,372
1,470	Autozone, Inc.(a)	200,831
5,660	Bed Bath & Beyond, Inc.(a)	203,703
12,370	Chico's FAS, Inc.(a)	301,086
13,940	Coldwater Creek, Inc.(a)	323,826
18,260	GameStop Corp., Class A(a)	713,966
11,090	TJX Companies, Inc.	304,975
10,650	Urban Outfitters, Inc.(a)	255,920
		2,614,697

Shares		Value
	Textiles, apparel & luxury goods — 1.8%
14,954	Coach, Inc.(a)	$708,670
3,760	CROCS, Inc.(a)	161,793
3,052	Polo Ralph Lauren Corp.	299,432
		1,169,895
		11,636,272
	Consumer staples — 5.3%
	Beverages — 0.7%
4,030	Fomento Economico Mexicano SAB de CV, ADR	158,460
9,030	Pepsi Bottling Group, Inc.	304,130
		462,590
	Food & staples retailing — 0.5%
10,560	Kroger Co.	297,053
	Food products — 2.0%
5,800	Campbell Soup Co.	225,098
7,540	H.J. Heinz Co.	357,924
2,285	Hershey Co.	115,667
8,540	McCormick & Co., Inc.	326,057
5,170	Wm. Wrigley Jr. Co.	285,953
		1,310,699
	Personal products — 1.8%
15,380	Avon Products, Inc.	565,215
8,140	Bare Escentuals, Inc.(a)	277,981
6,920	Estee Lauder Companies, Inc., Class A	314,929
		1,158,125
	Tobacco — 0.3%
3,710	UST, Inc.	199,264
		3,427,731
	Energy — 10.3%
	Energy equipment & services — 4.4%
6,740	BJ Services Co.	191,686
3,780	Cameron International Corp.(a)	270,156
3,070	Diamond Offshore Drilling, Inc.	311,789
3,600	ENSCO International, Inc.	219,636
3,500	FMC Technologies, Inc.(a)	277,270
4,230	GlobalSantaFe Corp.	305,617
4,830	Grant Prideco, Inc.(a)	259,999
6,050	National-Oilwell Varco, Inc.(a)	630,652
4,180	Superior Energy Services, Inc.(a)	166,866
4,630	Weatherford International Ltd.(a)	255,761
		2,889,432
	Oil, gas & consumable fuels — 5.9%
5,280	Cameco Corp.	267,907
13,460	Chesapeake Energy Corp.	465,716
16,372	Continental Resources Inc/OK(a)	261,952
15,270	Denbury Resources, Inc.(a)	572,625
5,300	Helix Energy Solutions Group, Inc.(a)	211,523
5,190	Peabody Energy Corp.	251,092
2,042	Petroplus Holdings AG(a)	209,645
3,280	Plains Exploration & Production Co.(a)	156,817
9,250	Range Resources Corp.	346,043

See Accompanying Notes to Financial Statements.
4

Columbia Funds

Columbia Mid Cap Growth Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Shares		Value
	Oil, gas & consumable fuels — (continued)
8,950	Southwestern Energy Co.(a)	$398,275
2,090	Sunoco, Inc.	166,531
14,280	Uranium One, Inc.(a)	181,910
10,350	Williams Companies, Inc.	327,267
		3,817,303
		6,706,735
	Financials — 7.9%
	Capital markets — 3.8%
5,880	Affiliated Managers Group, Inc.(a)	757,109
11,450	E*TRADE Financial Corp.(a)	252,930
6,659	Janus Capital Group, Inc.	185,387
5,870	Lazard Ltd., Class A	264,326
1,910	Legg Mason, Inc.	187,906
12,070	T. Rowe Price Group, Inc.	626,312
8,720	TD Ameritrade Holding Corp.(a)	174,400
		2,448,370
	Commercial banks — 0.6%
4,030	East West Bancorp, Inc.	156,686
3,480	Zions Bancorporation	267,647
		424,333
	Diversified financial services — 1.3%
560	CME Group Inc.	299,242
1,820	IntercontinentalExchange, Inc.(a)	269,087
2,196	Nymex Holdings, Inc.	275,883
		844,212
	Insurance — 0.7%
5,190	Ambac Financial Group, Inc.	452,516
	Real estate investment trusts (REITs) — 0.5%
7,260	CapitalSource, Inc.	178,524
2,940	General Growth Properties, Inc.	155,673
		334,197
	Real estate management & development — 0.8%
5,480	CB Richard Ellis Group, Inc., Class A(a)	200,020
2,920	Jones Lang LaSalle, Inc.	331,420
		531,440
	Thrifts & mortgage finance — 0.2%
6,619	People's United Financial, Inc.	117,355
		5,152,423
	Health care — 14.9%
	Biotechnology — 1.0%
4,000	Celgene Corp.(a)	229,320
5,320	Cephalon, Inc.(a)	427,675
		656,995

Shares		Value
	Health care equipment & supplies — 5.0%
3,960	C.R. Bard, Inc.	$327,215
13,050	Cytyc Corp.(a)	562,585
5,750	Dade Behring Holdings, Inc.	305,440
4,260	Gen-Probe, Inc.(a)	257,389
6,430	Hologic, Inc.(a)	355,643
2,140	Intuitive Surgical, Inc.(a)	296,968
5,390	Kyphon, Inc.(a)	259,529
5,470	Mindray Medical International Ltd., ADR	166,999
3,650	ResMed, Inc.(a)	150,599
4,700	Sirona Dental Systems, Inc.(a)	177,801
8,390	St. Jude Medical, Inc.(a)	348,101
		3,208,269
	Health care providers & services — 4.3%
3,860	Coventry Health Care, Inc.(a)	222,529
3,060	DaVita, Inc.(a)	164,873
9,890	Express Scripts, Inc.(a)	494,599
2,290	Henry Schein, Inc.(a)	122,355
2,213	Humana, Inc.(a)	134,794
4,970	Laboratory Corp. of America Holdings(a)	388,952
4,080	Manor Care, Inc.	266,383
5,200	McKesson Corp.	310,128
4,580	Medco Health Solutions, Inc.(a)	357,194
3,630	Quest Diagnostics, Inc.	187,489
4,108	VCA Antech, Inc.(a)	154,831
		2,804,127
	Health care technology — 0.5%
6,660	Allscripts Healthcare Solutions, Inc.(a)	169,697
5,070	IMS Health, Inc.	162,899
		332,596
	Life sciences tools & services — 1.9%
2,880	Covance, Inc.(a)	197,453
6,970	Pharmaceutical Product Development, Inc.	266,742
10,440	Thermo Fisher Scientific, Inc.(a)	539,956
4,080	Waters Corp.(a)	242,189
		1,246,340
	Pharmaceuticals — 2.2%
11,560	Allergan, Inc.	666,318
6,750	Forest Laboratories, Inc.(a)	308,138
7,500	Mylan Laboratories, Inc.	136,425
4,540	Shire PLC, ADR	336,550
		1,447,431
		9,695,758
	Industrials — 12.4%
	Aerospace & defense — 3.3%
4,330	BE Aerospace, Inc.(a)	178,829
5,720	Goodrich Corp.	340,683
3,150	L-3 Communications Holdings, Inc.	306,779
5,684	Precision Castparts Corp.	689,810
8,710	Rockwell Collins, Inc.	615,274
		2,131,375

See Accompanying Notes to Financial Statements.
5

Columbia Funds

Columbia Mid Cap Growth Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Shares		Value
	Air freight & logistics — 0.9%
6,070	C.H. Robinson Worldwide, Inc.	$318,796
6,200	Expeditors International Washington, Inc.	256,060
		574,856
	Airlines — 0.3%
5,250	Continental Airlines, Inc., Class B(a)	177,818
	Commercial services & supplies — 2.1%
2,830	Dun & Bradstreet Corp.	291,434
6,310	Equifax, Inc.	280,290
3,640	Monster Worldwide, Inc.(a)	149,604
4,790	Resources Connection, Inc.	158,932
8,020	Robert Half International, Inc.	292,730
4,640	Stericycle, Inc.(a)	206,294
		1,379,284
	Construction & engineering — 0.6%
1,650	Fluor Corp.	183,761
3,710	Jacobs Engineering Group, Inc.(a)	213,362
		397,123
	Electrical equipment — 1.2%
5,930	Roper Industries, Inc.	338,603
7,560	Suntech Power Holdings Co., Ltd.(a)	275,713
3,410	Thomas & Betts Corp.(a)	197,780
		812,096
	Industrial conglomerates — 0.7%
5,340	McDermott International, Inc.(a)	443,861
	Machinery — 3.3%
4,030	Cummins, Inc.	407,876
2,910	ITT Corp.	198,695
8,028	Joy Global, Inc.	468,273
3,280	Oshkosh Truck Corp.	206,378
2,290	Parker Hannifin Corp.	224,214
7,160	Pentair, Inc.	276,161
5,030	Terex Corp.(a)	408,939
		2,190,536
		8,106,949
	Information technology — 17.6%
	Communications equipment — 1.9%
3,920	Harris Corp.	213,836
2,730	Research In Motion Ltd.(a)	545,973
10,894	Riverbed Technology, Inc.(a)	477,375
		1,237,184
	Computers & peripherals — 1.4%
17,530	Network Appliance, Inc.(a)	511,876
7,590	SanDisk Corp.(a)	371,455
		883,331
	Electronic equipment & instruments — 0.7%
7,320	Amphenol Corp., Class A	260,958
6,124	Trimble Navigation Ltd.(a)	197,193
		458,151

Shares		Value
	Internet software & services — 1.0%
6,630	Akamai Technologies, Inc.(a)	$322,483
3,860	Equinix, Inc.(a)	353,074
		675,557
	IT services — 3.3%
4,220	Alliance Data Systems Corp.(a)	326,122
3,820	CheckFree Corp.(a)	153,564
5,150	Cognizant Technology Solutions Corp., Class A(a)	386,714
1,620	DST Systems, Inc.(a)	128,320
7,840	Electronic Data Systems Corp.	217,403
5,900	Fiserv, Inc.(a)	335,120
6,351	Global Payments, Inc.	251,817
8,750	Paychex, Inc.	342,300
		2,141,360
	Semiconductors & semiconductor equipment — 5.9%
10,100	Analog Devices, Inc.	380,164
8,000	Broadcom Corp., Class A(a)	234,000
9,170	Intersil Corp., Class A	288,488
5,010	Lam Research Corp.(a)	257,514
10,870	Maxim Integrated Products, Inc.	363,167
15,872	MEMC Electronic Materials, Inc.(a)	970,096
8,960	National Semiconductor Corp.	253,299
11,670	NVIDIA Corp.(a)	482,088
4,730	Varian Semiconductor Equipment Associates, Inc.(a)	189,484
5,540	Verigy Ltd.(a)	158,499
9,240	Xilinx, Inc.	247,355
		3,824,154
	Software — 3.4%
11,250	Activision, Inc.(a)	210,037
6,050	Autodesk, Inc.(a)	284,834
7,630	BMC Software, Inc.(a)	231,189
5,007	Citrix Systems, Inc.(a)	168,586
3,260	FactSet Research Systems, Inc.	222,821
12,540	Intuit, Inc.(a)	377,203
9,200	McAfee, Inc.(a)	323,840
3,430	Salesforce.com, Inc.(a)	147,010
9,070	THQ, Inc.(a)	276,816
		2,242,336
		11,462,073
	Materials — 4.8%
	Chemicals — 1.2%
4,890	Potash Corp. of Saskatchewan, Inc.	381,273
1,640	Wacker Chemie AG	387,286
		768,559
	Construction materials — 0.8%
4,460	Eagle Materials, Inc.	218,763
2,980	Vulcan Materials Co.	341,329
		560,092
	Containers & packaging — 0.6%
3,820	Ball Corp.	203,110
7,057	Crown Holdings, Inc.(a)	176,213
		379,323

See Accompanying Notes to Financial Statements.
6

Columbia Funds

Columbia Mid Cap Growth Fund, Variable Series

Investment portfolio (continued)  June 30, 2007 (Unaudited)

Shares		Value
	Metals & mining — 2.2%
4,160	Allegheny Technologies, Inc.	$436,301
4,190	Carpenter Technology Corp.	545,999
4,425	Freeport-McMoRan Copper & Gold, Inc.	366,478
2,330	Titanium Metals Corp.(a)	74,327
		1,423,105
		3,131,079
	Telecommunication services — 5.6%
	Diversified telecommunication services — 0.8%
8,490	Cogent Communications Group, Inc.(a)	253,596
17,650	Windstream Corp.	260,514
		514,110
	Wireless telecommunication services — 4.8%
20,240	American Tower Corp., Class A(a)	850,080
14,400	Crown Castle International Corp.(a)	522,288
5,279	Leap Wireless International, Inc.(a)	446,076
4,537	MetroPCS Communications, Inc.(a)	149,903
3,650	Millicom International Cellular SA(a)	334,486
8,880	NII Holdings, Inc.(a)	716,971
3,070	SBA Communications Corp., Class A(a)	103,121
		3,122,925
		3,637,035
	Utilities — 2.5%
	Electric utilities — 0.9%
3,900	Allegheny Energy, Inc.(a)	201,786
8,580	PPL Corp.	401,458
		603,244
	Gas utilities — 0.6%
7,410	Questar Corp.	391,619
	Independent power producers & energy Traders — 1.0%
14,180	AES Corp.(a)	310,258
3,780	Constellation Energy Group, Inc.	329,503
		639,761
		1,634,624
	Total common stocks (Cost of $55,273,370)	64,590,679

Total investments (Cost of $55,273,370)(b)	99.2%	64,590,679
Other assets & liabilities, net	0.8%	536,948
Net assets	100.0%	$65,127,627

Notes to investment portfolio:

(a)  Non-income producing

(b)  Cost for federal income tax purposes is $55,274,502.

At June 30, 2007, the Fund held investments in the following sectors:

Sector	% of net assets
Consumer discretionary	17.9
Information technology	17.6
Health care	14.9
Industrials	12.4
Energy	10.3
Financials	7.9
Telecommunication services	5.6
Consumer staples	5.3
Materials	4.8
Utilities	2.5
99.2
Other assets & liabilities, net	0.8
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
7

Columbia Mid Cap Growth Fund, Variable Series

Statement of assets and liabilities  June 30, 2007 (Unaudited)

Assets:
Investments, at cost	$55,273,370
Investments, at value	64,590,679
Receivable for:
Investments sold	1,981,806
Fund shares sold	20,374
Dividends	19,497
Foreign tax reclaims	3,087
Expense reimbursement due from Investment Advisor	10,185
Total assets	66,625,628
Liabilities:
Payable to custodian bank	11,086
Payable for:
Investments purchased	1,361,229
Fund shares repurchased	14,451
Investment advisory fee	35,227
Administration fee	6,621
Transfer agent fee	263
Pricing and bookkeeping fees	6,348
Trustees' fees	37,306
Audit fee	18,478
Custody fee	960
Distribution fees	2
Chief compliance officer expenses	196
Other liabilities	5,834
Total liabilities	1,498,001
Net assets	$65,127,627
Net assets consist of:
Paid-in capital	$39,904,548
Undistributed net investment income	125,303
Accumulated net realized gain	15,780,485
Net unrealized appreciation (depreciation) on:
Investments	9,317,309
Foreign currency translations	(18)
Net assets	$65,127,627
Class A:
Net assets	$65,115,635
Shares outstanding	6,561,393
Net asset value per share	$9.92
Class B: (a)
Net assets	$11,992
Shares outstanding	1,211
Net asset value per share	$9.91

(a)  Net asset value rounds to $9.91 per share due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.
8

Columbia Mid Cap Growth Fund, Variable Series

Statement of operations  For the six months ended June 30, 2007 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $1,188)	$361,795
Interest	23,296
Total investment income	385,091
Expenses:
Investment advisory fee	211,159
Administration fee	43,250
Distribution fees – Class B	14
Transfer agent fee	45
Pricing and bookkeeping fees	33,320
Trustees' fees	5,627
Custody fee	6,615
Audit fee	18,441
Chief compliance officer expenses	196
Other expenses	29,038
Total expenses	347,705
Fees and expenses waived or reimbursed by Investment Advisor	(22,618)
Custody earnings credit	(213)
Net expenses	324,874
Net investment income	60,217
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on:
Investments	3,706,310
Foreign currency transactions	(2,821)
Net realized gain	3,703,489
Net change in unrealized appreciation (depreciation) on:
Investments	3,678,209
Foreign currency translations	(17)
Net change in unrealized appreciation	3,678,192
Net gain	7,381,681
Net increase resulting from operations	$7,441,898

See Accompanying Notes to Financial Statements.
9

Columbia Mid Cap Growth Fund, Variable Series

Statement of changes in net assets

Increase (decrease) in net assets:	(Unaudited) Six months ended June 30, 2007	Year ended December 31, 2006(a)
Operations:
Net investment income	$60,217	$68,313
Net realized gain on investments and foreign currency transactions	3,703,489	12,227,885
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	3,678,192	(1,705,922)
Net increase resulting from operations	7,441,898	10,590,276
Distributions declared to shareholders:
From net realized gains:	—	(3,051,847)
Share transactions:
Class A:
Subscriptions	496,639	1,079,094
Distributions reinvested	—	3,051,847
Redemptions	(7,010,266)	(11,435,997)
Net decrease	(6,513,627)	(7,305,056)
Class B:
Subscriptions	—	10,000
Net increase	—	10,000
Net decrease from share transactions	(6,513,627)	(7,295,056)
Total increase in net assets	928,271	243,373
Net assets:
Beginning of period	64,199,356	63,955,983
End of period	65,127,627	64,199,356
Undistributed net investment income at end of period	$125,303	$65,086
Changes in shares:
Class A:
Subscriptions	51,473	125,734
Issued for distributions reinvested	—	374,001
Redemptions	(738,065)	(1,325,262)
Net decrease	(686,592)	(825,527)
Class B:
Subscriptions	—	1,211
Net increase	—	1,211

(a)  Class B shares commenced operations on October 2, 2006.

See Accompanying Notes to Financial Statements.
10

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11

Columbia Mid Cap Growth Fund, Variable Series

Financial highlights

Selected data for a share outstanding throughout the period is as follows:

		Income from investment operations
	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain on investments and foreign currency	Total from investment operations	Net asset value, end of period	Total return(b)(c)(d)
Class B
Six months ended June 30, 2007 (Unaudited)	$8.85	$—	(g)	$1.06	$1.06	$9.91	11.98%
Period Ended December 31, 2006(h)(i)	8.24	0.01		0.60	0.61	8.85	7.40

(a)  Per share data was calculated the using the average shares outstanding during the period.

(b)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized

(e)  The benefits derived from custody credits had an impact of less than 0.01%, except for the period ended December 31, 2006, which had a 0.13% impact.

(f)  Annualized.

(g)  Rounds to less than $0.01.

(h)  On May 1, 2006, Nations Marsico MidCap Growth Portfolio was renamed Columbia Marsico Mid Cap Growth Fund, Variable Series and effective October 2, 2006, Columbia Marsico Mid Cap Growth Fund, Variable Series was renamed Columbia Mid Cap Growth Fund, Variable Series.

(i)  Class B shares commenced operations on October 2, 2006.

See Accompanying Notes to Financial Statements.
12

Columbia Mid Cap Growth Fund, Variable Series

Financial highlights (continued)

	Ratios to average net assets/supplemental data
	Net expenses(e)(f)	Waiver/ Reimbursement(f)	Net investment income (loss)(e)(f)	Portfolio turnover rate(d)	Net assets, end of period (000's)
Class B
Six months ended June 30, 2007 (Unaudited)	1.25%	0.07%	(0.08)%	59%	$12
Period Ended December 31, 2006(h)(i)	1.25	0.04	0.52	176	11

See Accompanying Notes to Financial Statements.
13

Columbia Mid Cap Growth Fund, Variable Series

Notes to financial statements  June 30, 2007 (Unaudited)

Note 1.  Organization

Columbia Mid Cap Growth Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, was organized as a Delaware statutory trust on November 24, 1997.

Investment Goal: The Fund seeks long-term capital growth by investing primarily in equity securities.

Fund Shares: The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation: Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

14

Columbia Mid Cap Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia") the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions: The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Expenses: General expenses of the Trust are allocated to the Fund based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged directly to the Fund.

Income Recognition: Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings of foreign holdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values: All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status: The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income or excise tax provision is recorded.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Dividends and Distributions to Shareholders: Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

15

Columbia Mid Cap Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

December 31, 2006
Distributions paid from:
Ordinary Income*	$2,137,371
Long-Term Capital Gains	914,476

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$10,232,044
Unrealized depreciation	(915,867)
Net unrealized appreciation	$9,316,177

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based in the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee: Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.65% of the Fund's average daily net assets.

Administration Fee: Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees: The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street.

16

Columbia Mid Cap Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amounts paid and payable to affiliates by the Fund under these arrangements were $7,594 and $1,868, respectively.

Transfer Agent Fee: Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Underwriting Discounts and Distribution Fee: Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Fund's shares. The Trust has adopted a distribution plan (the "Distribution Plan") with respect to the Class B shares of the Fund, pursuant to Rule 12b-1 under the 1940 Act. Payments under the Distribution Plan are calculated daily and paid monthly at a maximum annual rate of 0.25% of the average daily net assets of the Class B shares.

Fees Paid to Officers and Trustees: All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants, or if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Custody Credits: The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Expense Limits and Fee Waivers: Columbia has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual operating expenses (exclusive of distribution and shareholder servicing fees and interest) do not exceed 1.00% annually through April 30, 2008. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

Note 5.  Portfolio Information

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government agency obligations and short-term investments, were $37,972,254 and $44,731,316, respectively.

17

Columbia Mid Cap Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

Note 6.  Shares of Beneficial Interest

As of June 30, 2007, the Fund had two shareholders that held 94.8% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7.  Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under this arrangement.

Note 8.  Disclosure of Significant Risks and Contingencies

Foreign Securities: There are certain additional risks involved when investing in foreign securities that are not inherent to investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings: On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has

18

Columbia Mid Cap Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2007 (Unaudited)

submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v. AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A., et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

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Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 24, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	August 24, 2007